                                                                     PENSION
                                                                     INVESTMENT
                                                                     OPTIONS

KEYNOTE
SERIES
ACCOUNT

                          CALVERT SERIES SUBACCOUNT

                        EQUITY GROWTH SUBACCOUNT

                      EQUITY INCOME SUBACCOUNT

                    BALANCED SUBACCOUNT
                                                              SEMI-ANNUAL REPORT
                  GOVERNMENT/CORPORATE BOND SUBACCOUNT        JUNE 30, 1999

                INTERMEDIATE GOVERNMENT BOND SUBACCOUNT

              MONEY MARKET SUBACCOUNT






                                                      [MONY LOGO] THE MONY GROUP

This report is not to be construed as an offering for sale of any contracts participating in the Keynote
Series Account, or as a solicitation as an offer to buy any contracts unless preceded by or accompanied by a current prospectus which contains the complete information of charges and expenses.

                             KEYNOTE SERIES ACCOUNT

                                    CONTENTS

                                                                 PAGE
Statements of Assets and Liabilities........................       1
Statements of Operations....................................       2
Statements of Changes in Net Assets.........................       3
Statements of Changes in Net Assets -- December 31, 1998....       4
Notes to Financial Statements...............................       5
DIVERSIFIED INVESTORS PORTFOLIOS:
Economic Market Review......................................       8
Statements of Assets and Liabilities........................      14
Statements of Operations....................................      16
Statements of Changes in Net Assets.........................      18
Statements of Changes in Net Assets -- December 31, 1998....      20
PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................      22
High Quality Bond Portfolio.................................      24
Intermediate Government Bond Portfolio......................      27
Government/Corporate Bond Portfolio.........................      29
Balanced Portfolio..........................................      32
Equity Income Portfolio.....................................      41
Equity Value Portfolio......................................      44
Growth & Income Portfolio...................................      47
Equity Growth Portfolio.....................................      50
Special Equity Portfolio....................................      53
Aggressive Equity Portfolio.................................      60
High Yield Bond Portfolio...................................      62
International Equity Portfolio..............................      65
Notes to Financial Statements...............................      70
CALVERT SOCIAL BALANCED PORTFOLIO SEMI-ANNUAL REPORT........      81

                     (This page intentionally left blank.)

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 1999
                                  (UNAUDITED)

                                         INTERMEDIATE   GOVERNMENT/
                              MONEY       GOVERNMENT     CORPORATE                   EQUITY        EQUITY
                              MARKET         BOND          BOND        BALANCED      INCOME        GROWTH       CALVERT
                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                            ----------   ------------   -----------   ----------   -----------   -----------   ----------
ASSETS:
Investment in the Funds,
  at value (Notes 1 and
  2)......................   $633,477      $295,932      $733,844     $4,514,913   $17,025,248   $13,515,370    $685,608
Receivable from MONY......      1,891            --            --             --            --            --          --
                             --------      --------      --------     ----------   -----------   -----------    --------
          Total assets....    635,368       295,932       733,844      4,514,913    17,025,248    13,515,370     685,608
                             --------      --------      --------     ----------   -----------   -----------    --------
LIABILITIES:
Accrued expenses..........      2,315           243           601          3,635        14,069         9,050         556
                             --------      --------      --------     ----------   -----------   -----------    --------
          NET ASSETS
            ATTRIBUTABLE
            TO ANNUITY
        CONTRACTHOLDERS...   $633,053      $295,689      $733,243     $4,511,278   $17,011,179   $13,506,320    $685,052
                             ========      ========      ========     ==========   ===========   ===========    ========
Accumulation units........     37,711        18,424        32,161        134,140       397,228       234,067      25,040
                             ========      ========      ========     ==========   ===========   ===========    ========
Unit value................   $  16.79      $  16.05      $  22.80     $    33.63   $     42.82   $     57.70    $  27.36
                             ========      ========      ========     ==========   ===========   ===========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 1999
                                  (UNAUDITED)

                                               INTERMEDIATE   GOVERNMENT/
                                    MONEY       GOVERNMENT     CORPORATE                   EQUITY       EQUITY
                                    MARKET         BOND          BOND        BALANCED      INCOME       GROWTH      CALVERT
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                  ----------   ------------   -----------   ----------   ----------   ----------   ----------
INVESTMENT INCOME:
Allocated net investment income
  from Funds (Note 2)...........   $16,691       $10,504       $ 24,979     $  63,130    $  153,810   $    7,831    $     --
                                   -------       -------       --------     ---------    ----------   ----------    --------
EXPENSES (NOTE 3):
  Mortality and expense risk....     3,149         1,742          3,815        21,914        75,444       49,574       3,294
  Less expenses reimbursed by
     MONY.......................      (613)           --             --            --            --           --          --
                                   -------       -------       --------     ---------    ----------   ----------    --------
  Net expenses..................     2,536         1,742          3,815        21,914        75,444       49,574       3,294
                                   -------       -------       --------     ---------    ----------   ----------    --------
Net investment income (loss)....    14,155         8,762         21,164        41,216        78,366      (41,743)     (3,294)
                                   -------       -------       --------     ---------    ----------   ----------    --------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS (NOTE
  2):
  Net realized gains (losses) on
     investments................       (14)          623         (2,983)      358,828       426,015      571,170      52,400
  Net change in unrealized
     appreciation (depreciation)
     on investments.............        --        (9,372)       (30,189)     (222,606)    1,488,924      949,986     (16,772)
                                   -------       -------       --------     ---------    ----------   ----------    --------
  Net realized and unrealized
     gains (losses) on
     investments................       (14)       (8,749)       (33,172)      136,222     1,914,939    1,521,156      35,628
                                   -------       -------       --------     ---------    ----------   ----------    --------
Net increase (decrease) in net
  assets resulting from
  operations....................   $14,141       $    13       $(12,008)    $ 177,438    $1,993,305   $1,479,413    $ 32,334
                                   =======       =======       ========     =========    ==========   ==========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 1999
                                  (UNAUDITED)

                                          INTERMEDIATE   GOVERNMENT/
                               MONEY       GOVERNMENT     CORPORATE                    EQUITY        EQUITY
                               MARKET         BOND          BOND        BALANCED       INCOME        GROWTH       CALVERT
                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                             ----------   ------------   -----------   -----------   -----------   -----------   ----------
FROM OPERATIONS:
  Net investment income
     (loss)................  $  14,155      $   8,762     $  21,164    $    41,216   $    78,366   $   (41,743)  $  (3,294)
  Net realized gains
     (losses) on
     investments...........        (14)           623        (2,983)       358,828       426,015       571,170      52,400
  Net change in unrealized
     appreciation
     (depreciation) on
     investments...........         --         (9,372)      (30,189)      (222,606)    1,488,924       949,986     (16,772)
                             ---------      ---------     ---------    -----------   -----------   -----------   ---------
  Net increase (decrease)
     in net assets
     resulting from
     operations............     14,141             13       (12,008)       177,438     1,993,305     1,479,413      32,334
                             ---------      ---------     ---------    -----------   -----------   -----------   ---------
FROM UNIT TRANSACTIONS
  (NOTE 4):
  Net proceeds from the
     issuance of units.....    230,258         53,307       227,536        242,237       788,058     1,379,577     110,218
  Net asset value of units
     redeemed..............   (285,899)      (201,262)     (398,518)    (1,341,337)   (2,317,960)   (2,101,352)   (270,514)
                             ---------      ---------     ---------    -----------   -----------   -----------   ---------
  Net increase (decrease)
     in net assets from
     unit transactions.....    (55,641)      (147,955)     (170,982)    (1,099,100)   (1,529,902)     (721,775)   (160,296)
                             ---------      ---------     ---------    -----------   -----------   -----------   ---------
Net increase (decrease) in
  net assets...............    (41,500)      (147,942)     (182,990)      (921,662)      463,403       757,638    (127,962)
NET ASSETS:
  Beginning of period......    674,553        443,631       916,233      5,432,940    16,547,776    12,748,682     813,014
                             ---------      ---------     ---------    -----------   -----------   -----------   ---------
  End of period............  $ 633,053      $ 295,689     $ 733,243    $ 4,511,278   $17,011,179   $13,506,320   $ 685,052
                             =========      =========     =========    ===========   ===========   ===========   =========

Units outstanding beginning
  of period................     40,999         27,614        39,571        167,348       434,610       247,234      31,111
Units issued during
  period...................     13,872          3,307         9,816          7,349        19,845        25,464       4,089
Units redeemed during
  period...................    (17,160)       (12,497)      (17,226)       (40,557)      (57,227)      (38,631)    (10,160)
                             ---------      ---------     ---------    -----------   -----------   -----------   ---------
Units outstanding end of
  period...................     37,711         18,424        32,161        134,140       397,228       234,067      25,040
                             =========      =========     =========    ===========   ===========   ===========   =========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                           INTERMEDIATE   GOVERNMENT/
                                MONEY       GOVERNMENT     CORPORATE                   EQUITY        EQUITY
                                MARKET         BOND          BOND        BALANCED      INCOME        GROWTH       CALVERT
                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                              ----------   ------------   -----------   ----------   -----------   -----------   ----------
FROM OPERATIONS:
  Net investment income
     (loss).................  $  32,252     $  11,307      $  36,771    $  119,547   $   215,819   $   (56,703)  $  52,257
  Net realized gains
     (losses) on
     investments............        (22)        1,705          7,868       231,594     1,389,524     1,258,012      27,398
  Net change in unrealized
     appreciation on
     investments............     --             2,502          2,463       195,487       226,442     2,104,308      34,268
                              ---------     ---------      ---------    ----------   -----------   -----------   ---------
  Net increase in net assets
     resulting from
     operations.............     32,230        15,514         47,102       546,628     1,831,785     3,305,617     113,923
                              ---------     ---------      ---------    ----------   -----------   -----------   ---------
FROM UNIT TRANSACTIONS (NOTE
  4):
  Net proceeds from the
     issuance of units......    351,264       400,239        482,639       991,140     2,543,029     2,349,988     221,361
  Net asset value of units
     redeemed...............   (447,661)     (189,534)      (193,305)     (859,331)   (3,955,688)   (2,132,347)   (109,841)
                              ---------     ---------      ---------    ----------   -----------   -----------   ---------
  Net increase (decrease) in
     net assets from unit
     transactions...........    (96,397)      210,705        289,334       131,809    (1,412,659)      217,641     111,520
                              ---------     ---------      ---------    ----------   -----------   -----------   ---------
  Net increase (decrease) in
     net assets.............    (64,167)      226,219        336,436       678,437       419,126     3,523,258     225,443
NET ASSETS:
  Beginning of year.........    738,720       217,412        579,797     4,754,503    16,128,650     9,225,424     587,571
                              ---------     ---------      ---------    ----------   -----------   -----------   ---------
  End of year...............  $ 674,553     $ 443,631      $ 916,233    $5,432,940   $16,547,776   $12,748,682   $ 813,014
                              =========     =========      =========    ==========   ===========   ===========   =========

Units outstanding beginning
  of year...................     47,018        14,366         26,763       163,289       474,554       242,846      26,219
Units issued during year....     21,781        25,480         21,432        32,232        70,782        54,850       9,502
Units redeemed during
  year......................    (27,800)      (12,232)        (8,624)      (28,173)     (110,726)      (50,462)     (4,610)
                              ---------     ---------      ---------    ----------   -----------   -----------   ---------
Units outstanding end of
  year......................     40,999        27,614         39,571       167,348       434,610       247,234      31,111
                              =========     =========      =========    ==========   ===========   ===========   =========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

 1. ORGANIZATION AND BUSINESS

     Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by MONY Life Insurance Company (formerly The Mutual Life Insurance Company of New York), ("MONY") under the laws of the State of New York.

     Keynote operates as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by MONY to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). MONY is the legal holder of the assets in Keynote.

     There are currently seven subaccounts within Keynote which are available to contractholders of Group Plans. Six of the subaccounts invest in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios") and the seventh subaccount invests in Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc. ("Calvert" and collectively, the "Funds"). The respective financial statements of the Funds are contained elsewhere in this report.

     At June 30, 1999, each of the subaccounts' investment in the corresponding Portfolios was as follows:

                                            PERCENTAGE INVESTMENT
                SUBACCOUNT                      IN PORTFOLIO
                ----------                  ---------------------
Money Market..............................          0.18%
Intermediate Government Bond..............          0.17
Government/Corporate Bond.................          0.12
Balanced..................................          0.88
Equity Income.............................          1.12
Equity Growth.............................          1.43

 2. SIGNIFICANT ACCOUNTING POLICIES

  A. Investments:

     The investment by Keynote in the Portfolios reflects Keynote's proportionate interest in the net assets of each of the Portfolios. The investment in shares of Calvert is stated at net asset value. Valuation of the securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. A description of the portfolio valuation for Calvert can be found in Note A of its financial statements contained elsewhere in this report.

  B. Investment Income:

     Each Keynote subaccount earns income, net of expenses, daily on its investment in the corresponding Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the corresponding Portfolios are allocated pro rata among the investors at the time of such determination. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investments sold are determined on the basis of identified cost.

  C. Federal Income Taxes:

     The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

                             KEYNOTE SERIES ACCOUNT

                                  (UNAUDITED)

  D. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 3. FEES AND TRANSACTIONS WITH AFFILIATES

     Daily charges to Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 0.90%; however, MONY reserves the right to charge maximum fees of 1.25% upon notice.

     MONY has voluntarily undertaken to waive expenses of the Money Market and Equity Growth Subaccounts, to the extent necessary, to limit all expenses (other than mortality and expense risk charges) to 0.10% and 0.50%, respectively, of average net assets. MONY reserves the right to raise this limit upon notice.

 4. GROUP PLAN ASSUMPTIONS

     On December 31, 1993, MONY entered into an agreement with AUSA Life Insurance Company, Inc. ("AUSA"), a wholly owned subsidiary of AEGON, USA, pursuant to which the Group Plans may be transferred through assumption reinsurance to AUSA. Subject to receipt of any necessary state insurance department approvals and authorizations, each Group Plan contractholder receives materials relating to this assumption. The assumption reinsurance of any Group Plan to AUSA will result in the transfer of the applicable assets out of Keynote and into a corresponding separate account of AUSA. Assets transferred to AUSA pursuant to this assumption reinsurance transaction for the year ended December 31, 1998 were as follows:

                        SUBACCOUNTS                           1998 AMOUNT
                        -----------                           -----------
Money Market................................................  $       --
Intermediate Government Bond................................          --
Government/Corporate Bond...................................      10,172
Balanced....................................................      83,369
Equity Income...............................................     845,929
Equity Growth...............................................     135,469
Calvert.....................................................      13,795
                                                              ----------
                                                              $1,088,734
                                                              ==========

The amounts related to these assumptions are reflected as redemptions in the Statements of Changes in Net Assets.

                     (This page intentionally left blank.)

                              SECOND QUARTER 1999

                               ECONOMIC OVERVIEW

     During the second quarter, the Federal Reserve Board raised interest rates, bond prices continued to fall, and stocks produced another strong showing.

     The U.S. economy continued to show signs of acceleration, with leading economic indicators signaling economic vigor. Strong domestic demand, less deflation in prices and improving conditions abroad are stimulating a rebound in U.S. production. Spending on consumer durables grew at a robust rate, as did orders for capital goods. The latter underscores business expectations, which remain strong. The Year 2000 scenario could create some quarterly volatility, but the impact should be modest given the ongoing strength in production, consumer confidence and a rising backlog in unfilled orders.

     Inflation, as measured by the Consumer Price and Producer Price Indices, remains relatively benign by rising only 2.0% and 1.5%, respectively, over the past 12 months. The indices, however, have started to show an upward trend, which has sparked renewed inflation concerns.

                               FINANCIAL MARKETS

     The stock market, as measured by the S&P 500 Index, returned 6.9% for the quarter. Equity style performance changed dramatically from the prior quarters. After lagging for 18 months, large cap value rebounded strongly and outperformed its growth counterpart. The Russell 1000 Value Index returned 11.3% versus 3.9% for the Russell 1000 Growth Index. The value style was led primarily by the economically sensitive areas such as energy, basic materials and industrial sectors.

     Small capitalization stocks, which have lagged large cap stocks for the past few years, returned 15.6% for the quarter (as measured by the Russell 2000 Equity Index). The primary catalyst for the strong rebound was due to very favorable fundamentals.

     Also, unlike the prior quarters, the breadth of the market improved for the second quarter. Advancing issues outnumbered declining issues by a 3-to-1 ratio on the NYSE and by nearly a 2-to-1 margin on the NASDAQ. Those statistics reflected a far stronger performance for the general market than was the case earlier in the year.

     Non-U.S. equity markets continued their advance in the second quarter. The strongest gains came from Singapore and Hong Kong with returns of 45.5% and 23.3%, respectively. Both markets benefited from falling interest rates and growing confidence that the worst of the Asian financial crisis is over. Japan also had a strong quarter, with the Nikkei briefly passing 18,000. Europe was slightly negative in U.S. dollar terms. The Euro continued its slide, approaching parity with the dollar.

     Bond prices fell during the quarter, as the Lehman Brothers Government/Corporate Index posted a loss of 1.1%. Strong domestic growth and anticipation of a rate increase by the Federal Reserve Board created a bearish bias in the bond market. With domestic growth brisk and improvement in many foreign economies, the Federal Reserve Board raised the Federal Funds rate by 25 basis points to 5% at quarter-end. Treasury yields rose 55 basis points (2 to 10-year maturities), and approximately 35 basis points for the 30 year bond.

     Corporate spreads widened over fear of heavy supply in the third quarter and a lack of investor demand, particularly in light of rising interest rates and an unwillingness by the dealer community to hold inventory. Though credit fundamentals continue to improve in the asset-backed sector, spreads widened in anticipation of heavy new issuance in the third quarter and in sympathy with wider spreads in the corporate sector. While heavy supply could have a negative influence on spreads in the asset backed and corporate sectors in the near term, strong credit fundamentals may cause spreads to tighten over the long term.

                                    OUTLOOK

     There does not appear to be any roadblocks that would trigger significant slowing. In order to have a broad based economic slowdown, we would likely need higher interest rates or a significant correction in stocks.

     We believe that economic growth will subside from 4% to approximately 3.5%, as unemployment remains relatively low. International economies may provide an additional source of strength as Asian financial markets continue their recovery.

     As the job market continues to tighten and prices on basic materials continue to rise in response to global demand, we may see continued upward pressure on interest rates. We believe consumer prices will be in the 2.1% range for 1999, up from last year's 1.5% rate. Economic reports will be closely monitored given the present nervousness and heightened sensitivity to interest rates. We believe that the 30-year Treasury will trade within a range of 5.25% to 6.30%.

     Corporate earnings will be closely monitored in the third quarter given the economy's strong growth. We believe that the stock market will continue its rally on the heels of strong earnings announcements, particularly the economically sensitive securities. Additional interest rate hikes by the Fed will depend on the result of inflation and labor market statistics.

                             MONEY MARKET PORTFOLIO

     During the past three months, U.S. financial markets have seemingly regained a measure of stability clearly lacking in the second half of 1998. The U.S. Treasury market spent much of the quarter in retreat as the long bond's yield moved above 6% for the first time since May 1998. Yields on money market securities generally increased about 0.25% during the past few months. The Fed felt compelled to increase interest rates based on the continued buoyant performance of the U.S. economy, despite the relative absence of inflationary signs.

     Going forward, the average maturity of the portfolio will be adjusted selectively to capitalize on opportunities where the portfolio will be rewarded for duration extension. To take advantage of such perceived market opportunities, the average maturity of the portfolio was reduced from 65.6 days at 3/31/99 to approximately 59.9 days at 6/30/99.

                               HIGH QUALITY BOND

     Treasury prices declined during the quarter as strong domestic growth and anticipation of a rate increase by the Fed created a bearish bias in the Treasury market. Corporate spreads widened over fear of heavy supply in the third quarter and lack of investor demand in light of rising interest rates. Spreads widened in the asset backed sector in anticipation of heavy new issuance and in sympathy with wide corporate spreads.

     The Portfolio was active during the quarter with transactions in the domestic corporate and yankee sectors. Positions in the asset backed sector were increased with the additions of Railcar, First Sierra Equipment and John Deere notes. CIT Group Holdings was sold and a note issued by IBM International Finance was purchased.

     While heavy supply could have a negative influence on spreads in the asset backed and corporate sectors in the near term, strong credit fundamentals may cause spreads to tighten over the longer term.

                          INTERMEDIATE GOVERNMENT BOND

     U.S. Treasury prices fell steadily in the second quarter, continuing an eight-month bear market for bonds. The price drop is attributable to surging domestic growth, global economic recovery, and a firming in key commodity prices, which led market participants to expect a monetary tightening by the Federal Reserve. Treasury yields moved up by 35-55 basis points. The yield curve remained flat by historical standards, with relatively little incremental return for extending out in maturity. Of further note was the continued relative poor performance of U.S. Government Agency securities.

     The economy continues to move forward with strong momentum, but most measures of inflation remain subdued. We believe the remainder of the year will see a modest economic slowdown with the possibility of another Fed tightening. The Portfolio currently maintains a neutral duration posture, with a strategy of adding exposure on weakness.

                           GOVERNMENT/CORPORATE BOND

     Interest rates continued their upward climb in the second quarter as the threat of last year's financial crunch receded. The U.S. economy continued its seemingly permanent expansion while the Federal Reserve raised short-term rates by 25 basis points on the last day of the quarter. The broader bond market had anticipated the move well in advance. Sharply higher oil prices and a potential shortage of U.S. workers spawned inflation concerns, leading the market to worry that additional Fed tightenings would follow.

     Corporate bonds underperformed, despite the strong economy. Spreads on corporate bonds drifted higher by 25-35 basis points, possibly due to pressures of increased supply or perhaps lingering concern about the effects of Y2K on the economy.

     The portfolio began the period positioned defensively. Treasuries were added throughout the quarter at lower prices. We envision the economy cooling down somewhat in the second half and believe rates now stand near the upper end of their range, providing attractive levels for investors.

                                HIGH YIELD BOND

     Second quarter performance was negatively impacted by two factors -- higher credit quality of the portfolio relative to the market, as well as the underperformance of certain individual issues. Index returns were inversely correlated with credit quality, with BB's providing slightly negative returns (-0.3%), B's remaining flat (0.00%), and CCC's providing positive returns (+5.79%). Several individual account holdings - Jitney Jungle Supermarkets, Dyersburg, and Axiohm - experienced significant and unexpected price pressure during the quarter. Transaction activity was moderate reflecting the sale of credit risk and appreciated securities and the purchase of higher quality B and BB-rated issues. Positions were established in Lyondell Chemical and American Standard. Rogers Cantel and Duane Reade were sold.

     Technical conditions in the high yield market have proven to be difficult this year. We are maintaining our overweighting in single B's, which have historically outperformed in periods of sustained economic growth.

                                    BALANCED

     The Fed tightened on the last day of June on concerns of accelerated economic growth. Market breadth widened as value themes and small cap ideas regained respectability with investors. The previously out-of-favor cyclicals, such as machinery and commodity chemicals were among the best performing industry groups. The equity portion of the Portfolio outperformed its benchmark primarily due to an overweight in the industrial cyclical sector. The issue under debate is whether the global growth will continue to dominate investor sentiment and policymakers' concerns.

     Spreads on mortgage-backed securities, corporate bonds, and emerging market debt have widened in response to the perceived inevitability of the Fed interest rate hike. The Portfolio did not benefit from strategies involving high yield corporates and emerging market debt sectors. Going forward, we believe that the market's reaction to the recent Fed hike in rates may prove to be an overreaction over the intermediate and long term. The Portfolio's non-Treasury holdings offer attractive value and should contribute significant yield going forward.

                                 EQUITY INCOME

     The global economic recovery continued gaining momentum in the second quarter. A major contributor has been accommodative monetary policies by central banks, which lowered interest rates late in the quarter. The U.S. also continued its locomotive growth as Southeast Asia and Latin America are just beginning to recover.

     As the financial crisis hit world markets last year, investors moved into the largest and safest companies. Now as world financial markets stabilized, the market has broadened out. Increased interest in value and economy sensitive stocks took center stage due to an improving earnings outlook. Cyclical stocks, which suffered the most from the crisis, should benefit from this recovery.

     The Portfolio maintains a substantial portion invested in cyclicals, mainly basic materials, capital goods and energy, all of which contributed to strong second quarter results.

                                  EQUITY VALUE

     The equity markets gained a renewed enthusiasm for value issues as investor sentiment shifted away from popular large cap growth stocks to broader sectors of the market as a result of a rebound in economic growth in the U.S., Europe and emerging markets. The Portfolio benefited from this increased global activity due to our overweighting in economically sensitive sectors such as basic industry, capital goods, and consumer cyclicals.

     Capital goods, consumer cyclicals and energy sectors all contributed positively to performance driven by AlliedSignal (+28%) and Emerson (+18%). Conoco was increased and new positions in Marathon and Tosco were established. Slightly dampening performance were holdings in Texas Utilities, Lockheed Martin and Crown, Cork & Seal. These issues remain value players.

     Broader market participation across a wide variety of industries may indicate that investors are beginning to look hard at valuations and fundamentals. We firmly believe that an important rotation has begun in the market which should reward reasonably valued companies with attractive fundamentals.

                                GROWTH & INCOME

     The acceleration of economic growth both in the U.S. and abroad became apparent during the second quarter, leading to a dramatic shift in investor sentiment and a rapid, widespread market rotation. Investors sold large-cap growth stocks, which had dominated the market since mid 1994, to buy economically sensitive, cyclical stocks, which offered more predictable earnings. The shift of investor sentiment from growth companies to more value-oriented, economically sensitive stocks that exhibit more cyclical profit growth hindered overall performance. An underweight in value-oriented, economically sensitive sectors of the market offset the portfolio's strong showing in conglomerates, technology, and consumer staples.

     The Portfolio continues to take advantage of current market conditions by broadening its holdings while still maintaining its growth bias. We remain focused on the strong earnings growth of companies in the consumer cyclical, technology and consumer staples sectors and are underweighting the less attractive healthcare and energy sectors.

                                 EQUITY GROWTH

     The domestic stock market experienced another positive period during the second quarter as market activity represented a broadening out into value stocks and small capitalization stocks. Investor interest in these sectors increased as improving economic conditions in Asia and Latin America led to expectations of increased demand for energy and commodity products.

     Weakness in the shares of global consumer growth companies and pharmaceutical holdings offset continued strength in technology positions. Coca-Cola, Gillette, and Proctor & Gamble were added to the portfolio as a result of price weakness. Portfolio holdings Hewlett-Packard, Solectron, and Tellabs improved their sales and order trends which translated into significant price appreciation while technology holdings such as AOL detracted from performance.

     Looking forward, we expect a pick-up in earnings growth for the global consumer companies in the second half of this year and solid earnings momentum thereafter. Selected technology holdings should continue to perform well as global industry conditions improve. We are cautiously optimistic about the upcoming environment and will maintain some cash reserves in order to take advantage of attractive opportunities as they arise.

                                 SPECIAL EQUITY

     The second quarter presented a welcome reprieve to the long-beleaguered small company sector as interest broadened away from the limited number of large cap growth stocks that had dominated performance over the past 2 years. Buyers quickly switched their focus to mid and small cap stocks and more economically sensitive issues.

     Performance was driven by strong relative sector earnings performance and bolstered by healthy takeover activity. Particularly strong gainers were Alpha Industries (+98%), Metris (+62%) and Applebee's (+46%). Purchase activity was skewed toward new names TCA Cable TV and Price Communications. Selling focused on companies not meeting fundamental expectations -- Pride Petroleum, RFS Hotel, and Arch Communications.

     We continue to see positive momentum for small cap stocks as their valuations remain at a 20% discount to the S&P 500.

                               AGGRESSIVE EQUITY

     The second quarter encountered a number of key developments in the market. Most important was a broadening of market leadership with the small-cap market finally showing strength. However, market volatility was exacerbated by the vicious rotation to cyclical stocks from growth stocks. Concerns about higher inflation, higher interest rates and an additional Fed rate hike kept investors wary.

     The Portfolio saw few major changes during the second quarter. Realty Information Group was added and companies that have demonstrated above average earnings growth such as Broadcom, Tellabs and Uniphase remain in the Portfolio.

     The market's rotation from growth to cyclical caused some performance degradation during the quarter but we feel confident that investors will continue to pay a premium for companies that can consistently grow their earnings. Earnings for the second quarter should be explosive, however, the key will be the direction of the Fed's next move.

                              INTERNATIONAL EQUITY

     Global equity markets continued their advance in the second quarter with Singapore and Hong Kong leading the way. Both markets including Japan benefited from the growing confidence that the worst of the Asian financial crisis is over. Larger European markets experienced good returns, however, economic growth remained sluggish.

     Exceptional stock selection boosted returns in the second quarter with the largest gains coming from Japanese holdings Advantest (+44%) and Tokyo Electron (+31%) and German holdings Mannesmann (+18%) and Deutsche Bank (+25%). Stock selection in Canada and an underweighting in the U.K. detracted from performance. Our underweight in Europe and overweight in the Pacific also contributed to our strong relative performance in the second quarter.

     Investors have begun focusing more on fundamentals and less on safety and liquidity. As a result, we have begun reducing our exposure to large cap growth stocks in Europe. While economic growth remains uncertain in both Europe and Japan, we believe these markets will benefit from the continuing strength of the U.S. economy and the recovery in emerging markets.

                      (This page intentionally left blank)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                            INTERMEDIATE   GOVERNMENT/
                                 MONEY           HIGH        GOVERNMENT     CORPORATE                        EQUITY
                                 MARKET      QUALITY BOND       BOND           BOND         BALANCED         INCOME
                              ------------   ------------   ------------   ------------   ------------   --------------
ASSETS:
Securities, at cost.........  $353,581,935   $218,791,282   $214,922,993   $684,168,777   $656,249,688   $1,078,940,014
                              ============   ============   ============   ============   ============   ==============
Securities, at market.......  $353,581,935   $216,567,999   $212,612,142   $675,312,671   $671,089,657   $1,599,099,738
Repurchase agreements,
 at value...................        43,897      7,805,468         50,704             --      5,034,884               --
Cash........................        34,089             --            383             --             --           57,974
Foreign currency holdings,
 at value (Cost $296,612)...            --             --             --             --             --               --
Receivable for securities
 sold.......................            --             --             --             --     10,793,837        5,615,802
Unrealized appreciation on
 foreign currency forward
 contracts..................            --             --             --             --        188,317               --
Interest receivable.........     1,688,095      2,261,938      2,247,241      8,394,257      2,225,781           14,005
Dividends receivable........            --             --             --             --        316,764        2,203,734
Receivable from securities
 lending....................            --            318         12,478         19,952         11,363           13,446
Reimbursement from
 advisor....................            --             --          2,000             --         14,531            1,087
                              ------------   ------------   ------------   ------------   ------------   --------------
         Total assets.......   355,348,016    226,635,723    214,924,948    683,726,880    689,675,134    1,607,005,786
                              ------------   ------------   ------------   ------------   ------------   --------------
LIABILITIES:
Due to custodian............            --             --             --      2,329,527             --               --
Deposit for securities
 loaned.....................            --             --     40,056,000     83,890,000     94,660,438       89,359,690
Payable for securities
 purchased..................            --      2,277,035             --             --     80,007,254               --
Unrealized depreciation on
 foreign currency forward
 contracts..................            --             --             --             --             --               --
Payable to advisor..........         8,581         12,209             --          2,904             --               --
Accrued expenses:
 Investment advisory fees...        82,377         70,851         57,078        190,425        205,198          611,653
 Custody fees...............            --          1,654             --         22,400             --           93,265
 Professional fees..........         7,140         10,213         10,229          2,330          2,343            1,106
 Reports to shareholders....         2,234          1,830          1,004          3,433          1,299            9,551
 Miscellaneous fees.........         1,167          3,560          3,427          6,197          1,350           15,926
                              ------------   ------------   ------------   ------------   ------------   --------------
         Total
           liabilities......       101,499      2,377,352     40,127,738     86,447,216    174,877,882       90,091,191
                              ------------   ------------   ------------   ------------   ------------   --------------
         NET ASSETS.........  $355,246,517   $224,258,371   $174,797,210   $597,279,664   $514,797,252   $1,516,914,595
                              ============   ============   ============   ============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital.............  $355,246,517   $226,481,654   $177,108,061   $606,135,770   $499,957,283   $  996,754,871
 Net unrealized appreciation
   (depreciation) on
   securities...............            --     (2,223,283)    (2,310,851)    (8,856,106)    14,839,969      520,159,724
 Net unrealized appreciation
   (depreciation) on
   translation of assets and
   liabilities in foreign
   currencies...............            --             --             --             --             --               --
                              ------------   ------------   ------------   ------------   ------------   --------------
         NET ASSETS.........  $355,246,517   $224,258,371   $174,797,210   $597,279,664   $514,797,252   $1,516,914,595
                              ============   ============   ============   ============   ============   ==============

                       See notes to financial statements.

         EQUITY         GROWTH &         EQUITY         SPECIAL        AGGRESSIVE     HIGH YIELD    INTERNATIONAL
         VALUE           INCOME          GROWTH          EQUITY          EQUITY          BOND          EQUITY
      ------------   --------------   ------------   --------------   ------------   ------------   -------------
      $436,013,517   $  860,580,791   $710,606,105   $  803,588,568   $110,431,977   $103,878,289   $348,237,691
      ============   ==============   ============   ==============   ============   ============   ============
      $453,388,022   $1,098,544,408   $961,595,206   $  997,984,829   $144,337,044   $ 99,067,312   $433,510,980
         3,809,792        4,550,117     35,004,921       79,543,532      8,127,604      7,156,211     28,299,368
                --               --             --               --             --             --         15,332
                --               --             --               --             --             --        295,329
         9,317,957       11,525,471         79,906        7,596,010      3,350,000      1,910,469        412,946
                --               --             --               --             --             --        612,550
             4,086           11,746         12,344           24,739          3,071      2,402,638         12,472
           918,479          368,602        471,529          522,764         32,279             --        739,428
             9,882           14,272         19,496           80,314            248             --         27,957
               148               --             --               --          2,854             --          6,191
      ------------   --------------   ------------   --------------   ------------   ------------   ------------
       467,448,366    1,115,014,616    997,183,402    1,085,752,188    155,853,100    110,536,630    463,932,553
      ------------   --------------   ------------   --------------   ------------   ------------   ------------
                --               --             --               --             --             --             --
        23,803,300       73,367,847     54,216,228      100,464,700     13,825,260             --     37,745,037
                --       10,338,195        155,859        5,784,121        788,188      1,900,000        781,009
                --               --             --               --             --             --        296,768
                --            7,850         12,329           28,586             --          1,444             --
           230,023          525,764        504,128          671,286        112,745         53,806        246,934
            22,687               --             --            3,114         14,901             --             --
             1,114              757          2,107               --         10,122         13,438          8,956
             2,154            3,504          3,647            6,887            404            510          1,749
            10,970            4,297          4,692            5,518          8,802          1,545          1,350
      ------------   --------------   ------------   --------------   ------------   ------------   ------------
        24,070,248       84,248,214     54,898,990      106,964,212     14,760,422      1,970,743     39,081,803
      ------------   --------------   ------------   --------------   ------------   ------------   ------------
      $443,378,118   $1,030,766,402   $942,284,412   $  978,787,976   $141,092,678   $108,565,887   $424,850,750
      ============   ==============   ============   ==============   ============   ============   ============
      $426,003,613   $  792,802,785   $691,295,311   $  784,391,715   $107,187,611   $113,376,864   $339,270,783
        17,374,505      237,963,617    250,989,101      194,396,261     33,905,067     (4,810,977)    85,273,289
                --               --             --               --             --             --        306,678
      ------------   --------------   ------------   --------------   ------------   ------------   ------------
      $443,378,118   $1,030,766,402   $942,284,412   $  978,787,976   $141,092,678   $108,565,887   $424,850,750
      ============   ==============   ============   ==============   ============   ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 1999
                                  (UNAUDITED)

                                                                INTERMEDIATE   GOVERNMENT/
                                      MONEY          HIGH        GOVERNMENT     CORPORATE                       EQUITY
                                      MARKET     QUALITY BOND       BOND           BOND         BALANCED        INCOME
                                    ----------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Interest income.................  $8,535,506   $ 7,037,476    $ 4,908,000    $ 18,719,193   $  5,387,376   $    737,659
  Dividend income.................          --            --             --              --      2,415,091     15,668,953
  Less: withholding taxes.........          --            --             --              --        (19,412)        (8,075)
                                    ----------   -----------    -----------    ------------   ------------   ------------
         Total income.............   8,535,506     7,037,476      4,908,000      18,719,193      7,783,055     16,398,537
                                    ----------   -----------    -----------    ------------   ------------   ------------
EXPENSES:
  Investment advisory fees........     420,570       399,753        294,685       1,046,028      1,136,922      3,209,046
  Custody fees....................      31,542        26,216         18,544          47,480         51,708        113,534
  Professional fees...............      11,638        12,101         11,652          12,562         12,734         14,193
  Reports to shareholders.........         355           283            191             665            606          1,643
  Miscellaneous fees..............       1,417         1,295          1,232           1,650          1,468          1,914
                                    ----------   -----------    -----------    ------------   ------------   ------------
         Total expenses...........     465,522       439,648        326,304       1,108,385      1,203,438      3,340,330
Expenses reimbursed by the
  advisor.........................          --            --           (491)             --         (1,074)            --
                                    ----------   -----------    -----------    ------------   ------------   ------------
         Net expenses.............     465,522       439,648        325,813       1,108,385      1,202,364      3,340,330
                                    ----------   -----------    -----------    ------------   ------------   ------------
Net investment income (loss)......   8,069,984     6,597,828      4,582,187      17,610,808      6,580,691     13,058,207
                                    ----------   -----------    -----------    ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES AND
  FOREIGN CURRENCIES:
  Net realized gains (losses) on
    securities....................      (7,031)      342,660        306,979      (2,335,042)    36,909,225     36,472,486
  Net realized gains (losses) on
    foreign currency
    transactions..................          --            --             --              --        207,819             --
  Net change in unrealized
    appreciation (depreciation) on
    securities....................          --    (4,075,626)    (4,340,552)    (21,916,661)   (23,304,458)   126,997,626
  Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign
    currencies....................          --            --             --              --        178,661             --
                                    ----------   -----------    -----------    ------------   ------------   ------------
Net realized and unrealized gains
  (losses) on securities and
  foreign currencies..............      (7,031)   (3,732,966)    (4,033,573)    (24,251,703)    13,991,247    163,470,112
                                    ----------   -----------    -----------    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS......................  $8,062,953   $ 2,864,862    $   548,614    $ (6,640,895)  $ 20,571,938   $176,528,319
                                    ==========   ===========    ===========    ============   ============   ============

                       See notes to financial statements.

      EQUITY       GROWTH &       EQUITY        SPECIAL     AGGRESSIVE    HIGH YIELD    INTERNATIONAL
       VALUE        INCOME        GROWTH        EQUITY        EQUITY         BOND          EQUITY
    -----------   -----------   -----------   -----------   -----------   -----------   -------------
    $   221,469   $   610,358   $   728,813   $ 2,168,151   $   169,860   $ 4,782,663    $   695,174
      4,338,646     2,558,263     2,491,975     2,445,866       162,876            --      3,722,935
             --            --       (12,865)      (15,515)           --            --       (398,129)
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
      4,560,115     3,168,621     3,207,923     4,598,502       332,736     4,782,663      4,019,980
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
      1,193,792     2,719,390     2,574,583     3,584,688       514,153       284,938      1,384,342
         54,383        60,458        49,168       117,987        22,405        21,267        161,124
         12,137        12,548        12,947        13,817        11,398        11,444         14,254
            492           849           761         1,037            86           122            381
          1,416         1,612         1,494         1,434         1,149         1,202          1,443
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
      1,262,220     2,794,857     2,638,953     3,718,963       549,191       318,973      1,561,544
         (5,804)       (1,170)          (33)           --       (19,136)       (8,132)          (652)
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
      1,256,416     2,793,687     2,638,920     3,718,963       530,055       310,841      1,560,892
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
      3,303,699       374,934       569,003       879,539      (197,319)    4,471,822      2,459,088
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
     19,789,037    71,069,873    36,319,054    59,668,730     3,579,602    (3,909,874)    10,879,245
             --            --            --            --            --            --       (767,044)
     25,347,593    19,131,900    56,636,462    15,489,750    12,524,017      (573,024)    54,641,719
             --            --            --            --            --            --      1,621,008
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
     45,136,630    90,201,773    92,955,516    75,158,480    16,103,619    (4,482,898)    66,374,928
    -----------   -----------   -----------   -----------   -----------   -----------    -----------
    $48,440,329   $90,576,707   $93,524,519   $76,038,019   $15,906,300   $   (11,076)   $68,834,016
    ===========   ===========   ===========   ===========   ===========   ===========    ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED JUNE 30, 1999
                                  (UNAUDITED)

                                                                                INTERMEDIATE   GOVERNMENT/
                                                    MONEY            HIGH        GOVERNMENT     CORPORATE
                                                   MARKET        QUALITY BOND       BOND           BOND         BALANCED
                                               ---------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net investment income (loss)...............  $     8,069,984   $  6,597,828   $  4,582,187   $ 17,610,808   $  6,580,691
  Net realized gains (losses) on
    securities...............................           (7,031)       342,659        306,979     (2,335,042)    36,909,225
  Net realized gains (losses) on foreign
    currency transactions....................               --             --             --             --        207,819
  Net change in unrealized appreciation
    (depreciation) on securities.............               --     (4,075,625)    (4,340,552)   (21,916,661)   (23,304,458)
  Net change in unrealized appreciation
    (depreciation) on translation of assets
    and liabilities in foreign currencies....               --             --             --             --        178,661
                                               ---------------   ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets
    resulting from operations................        8,062,953      2,864,862        548,614     (6,640,895)    20,571,938
                                               ---------------   ------------   ------------   ------------   ------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested.............    1,104,518,936     49,572,175     45,819,901    132,002,755     73,193,586
  Value of capital withdrawn.................   (1,049,773,125)   (55,641,800)   (30,145,772)   (80,017,726)   (84,964,011)
                                               ---------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from capital transactions........       54,745,811     (6,069,625)    15,674,129     51,985,029    (11,770,425)
                                               ---------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets........       62,808,764     (3,204,763)    16,222,743     45,344,134      8,801,513
NET ASSETS:
  Beginning of period........................      292,437,753    227,463,134    158,574,467    551,935,530    505,995,739
                                               ---------------   ------------   ------------   ------------   ------------
  End of period..............................  $   355,246,517   $224,258,371   $174,797,210   $597,279,664   $514,797,252
                                               ===============   ============   ============   ============   ============

                       See notes to financial statements.

        EQUITY          EQUITY          GROWTH &         EQUITY          SPECIAL       AGGRESSIVE     HIGH YIELD    INTERNATIONAL
        INCOME           VALUE           INCOME          GROWTH          EQUITY          EQUITY          BOND          EQUITY
    --------------   -------------   --------------   -------------   -------------   ------------   ------------   -------------
    $   13,058,207   $   3,303,699   $      374,934   $     569,003   $     879,539   $   (197,319)  $  4,471,822   $   2,459,088
        36,472,485      19,789,036       71,069,873      36,319,054      59,668,730      3,579,602     (3,909,874)     10,879,245
                --              --               --              --              --             --             --        (767,044)
       126,997,627      25,347,594       19,131,900      56,636,462      15,489,750     12,524,017       (573,024)     54,641,719
                --              --               --              --              --             --             --       1,621,008
    --------------   -------------   --------------   -------------   -------------   ------------   ------------   -------------
       176,528,319      48,440,329       90,576,707      93,524,519      76,038,019     15,906,300        (11,076)     68,834,016
    --------------   -------------   --------------   -------------   -------------   ------------   ------------   -------------
       196,584,032     138,593,142      377,769,531     376,376,502     288,158,571    103,696,950     87,735,022     365,851,254
      (223,305,252)   (133,515,128)    (208,848,297)   (216,065,174)   (309,498,498)   (59,838,279)   (74,029,040)   (330,052,693)
    --------------   -------------   --------------   -------------   -------------   ------------   ------------   -------------
       (26,721,220)      5,078,014      168,921,234     160,311,328     (21,339,927)    43,858,671     13,705,982      35,798,561
    --------------   -------------   --------------   -------------   -------------   ------------   ------------   -------------
       149,807,099      53,518,343      259,497,941     253,835,847      54,698,092     59,764,971     13,694,906     104,632,577
     1,367,107,496     389,859,775      771,268,461     688,448,565     924,089,884     81,327,707     94,870,981     320,218,173
    --------------   -------------   --------------   -------------   -------------   ------------   ------------   -------------
    $1,516,914,595   $ 443,378,118   $1,030,766,402   $ 942,284,412   $ 978,787,976   $141,092,678   $108,565,887   $ 424,850,750
    ==============   =============   ==============   =============   =============   ============   ============   =============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                               INTERMEDIATE   GOVERNMENT/
                                                  MONEY            HIGH         GOVERNMENT     CORPORATE
                                                 MARKET        QUALITY BOND        BOND           BOND         BALANCED
                                             ---------------   -------------   ------------   ------------   -------------
FROM OPERATIONS:
  Net investment income (loss).............  $    13,951,164   $  12,701,342   $  7,665,158   $ 27,460,446   $  14,782,044
  Net realized gains (losses) on
    securities.............................           (8,027)        414,827        855,222      4,853,795      20,266,279
  Net realized gains on foreign currency
    transactions...........................               --              --             --             --              --
  Net change in unrealized appreciation
    (depreciation) on securities...........               --         727,026        952,909      2,272,504      18,099,702
  Net change in unrealized appreciation
    (depreciation) on translation of assets
    and liabilities in foreign
    currencies.............................               --              --             --             --              --
                                             ---------------   -------------   ------------   ------------   -------------
  Net increase in net assets resulting from
    operations.............................       13,943,137      13,843,195      9,473,289     34,586,745      53,148,025
                                             ---------------   -------------   ------------   ------------   -------------
FROM CAPITAL TRANSACTIONS:
  Proceeds from capital invested...........    1,190,514,074     102,204,372     87,113,056    251,884,825     182,220,839
  Value of capital withdrawn...............   (1,144,331,916)   (106,753,871)   (67,198,275)   (96,168,925)   (124,143,038)
                                             ---------------   -------------   ------------   ------------   -------------
Net increase (decrease) in net assets
  resulting from capital transactions......       46,182,158      (4,549,499)    19,914,781    155,715,900      58,077,801
                                             ---------------   -------------   ------------   ------------   -------------
Net increase in net assets.................       60,125,295       9,293,696     29,388,070    190,302,645     111,225,826
NET ASSETS:
  Beginning of year........................      232,312,458     218,169,438    129,186,397    361,632,885     394,769,913
                                             ---------------   -------------   ------------   ------------   -------------
  End of year..............................  $   292,437,753   $ 227,463,134   $158,574,467   $551,935,530   $ 505,995,739
                                             ===============   =============   ============   ============   =============

                       See notes to financial statements.

          EQUITY          EQUITY         GROWTH &         EQUITY          SPECIAL       AGGRESSIVE     HIGH YIELD    INTERNATIONAL
          INCOME           VALUE          INCOME          GROWTH          EQUITY          EQUITY          BOND          EQUITY
      --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
      $   28,947,266   $   5,424,433   $   1,627,245   $   1,181,223   $   1,111,083   $   (149,096)  $  6,685,780   $   2,883,477
         110,650,921      44,679,908      19,534,576      61,370,721      17,684,596      1,181,993       (553,780)     10,177,768
                  --              --              --              --              --             --             --         256,147
          19,217,218     (13,627,414)    150,077,114     115,672,317      31,347,149     19,387,276     (5,046,919)     16,727,273
                  --              --              --              --              --             --             --      (2,957,713)
      --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
         158,815,405      36,476,927     171,238,935     178,224,261      50,142,828     20,420,173      1,085,081      27,086,952
      --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
         345,144,527     290,119,254     446,058,507     259,688,127     454,968,479     93,573,841     96,042,481     340,305,978
        (351,923,605)   (171,720,121)   (222,289,389)   (175,776,011)   (324,409,684)   (58,523,957)   (41,956,712)   (252,480,825)
      --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
          (6,779,078)    118,399,133     223,769,118      83,912,116     130,558,795     35,049,884     54,085,769      87,825,153
      --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
         152,036,327     154,876,060     395,008,053     262,136,377     180,701,623     55,470,057     55,170,850     114,912,105
       1,215,071,169     234,983,715     376,260,408     426,312,188     743,388,261     25,857,650     39,700,131     205,306,068
      --------------   -------------   -------------   -------------   -------------   ------------   ------------   -------------
      $1,367,107,496   $ 389,859,775   $ 771,268,461   $ 688,448,565   $ 924,089,884   $ 81,327,707   $ 94,870,981   $ 320,218,173
      ==============   =============   =============   =============   =============   ============   ============   =============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 74.93%
$ 3,500,000   American Crystal Sugar Company,
                5.12%, 07/09/99..............  $  3,496,018
  9,800,000   American Express Credit Corp.,
                5.05%, 07/08/99..............     9,790,377
  3,000,000   Aristar Inc., 4.98%,
                07/16/99.....................     2,993,775
  1,000,000   Associates Corp. of North
                America, 4.85%, 07/14/99.....       998,249
  3,500,000   Associates Corp. of North
                America, 4.87%, 08/03/99.....     3,484,375
  3,000,000   Associates Corp. of North
                America, 4.88%, 10/08/99.....     2,959,740
  5,000,000   Avco Financial Services, Inc.,
                4.85%, 07/28/99..............     4,981,812
  6,400,000   BankAmerica Corp., 4.81%,
                08/03/99.....................     6,371,781
  7,600,000   BankAmerica Corp., 4.87%,
                08/25/99.....................     7,543,454
  7,600,000   Ciesco, 5.00%, 07/19/99........     7,581,000
  5,900,000   CIT Group Holdings, Inc.,
                4.84%, 07/09/99..............     5,893,654
  2,300,000   CIT Group Holdings, Inc.,
                4.84%, 07/13/99..............     2,296,289
  1,200,000   ConAgra, Inc., 5.09%,
                07/26/99.....................     1,195,758
  2,000,000   CSX Corp., 5.08%, 07/08/99.....     1,998,024
  2,200,000   Dominion Resources, Inc.,
                5.08%, 07/07/99..............     2,198,137
  1,000,000   Dominion Resources, Inc.,
                5.10%, 07/12/99..............       998,442
  2,100,000   Edison Assets Securitization,
                4.81%, 07/01/99..............     2,100,000
  1,000,000   Edison Assets Securitization,
                4.80%, 07/02/99..............       999,866
  2,025,000   Edison Assets Securitization,
                4.81%, 07/26/99..............     2,018,236
  1,000,000   Edison Assets Securitization,
                5.00%, 07/26/99..............       996,528
  1,300,000   Edison Assets Securitization,
                4.98%, 07/30/99..............     1,294,785
  5,100,000   Enterprise Funding Corp.,
                4.85%, 07/14/99..............     5,091,068
  3,000,000   Enterprise Funding Corp.,
                5.00%, 07/22/99..............     2,991,250
  3,079,000   Enterprise Funding Corp.,
                4.83%, 08/02/99..............     3,065,781
  1,000,000   Enterprise Funding Corp.,
                5.07%, 08/03/99..............       995,352
  4,500,000   Finova Capital Corp., 4.86%,
                08/06/99.....................     4,478,130

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$ 3,000,000   Ford Motor Credit -- Canada,
                4.82%, 07/09/99..............  $  2,996,787
  3,100,000   Ford Motor Credit Corp., 5.20%,
                09/23/99.....................     3,062,387
    900,000   General Electric Capital Corp.,
                5.20%, 07/06/99..............       899,350
    400,000   General Electric Capital Corp.,
                4.81%, 07/07/99..............       399,679
  2,900,000   General Electric Capital Corp.,
                5.02%, 08/02/99..............     2,887,060
  7,000,000   General Motors Acceptance
                Corp., 4.81%, 07/12/99.......     6,989,712
  2,700,000   General Motors Acceptance
                Corp., 4.90%, 07/16/99.......     2,694,488
  4,000,000   General Motors Acceptance
                Corp., 4.83%, 11/22/99.......     3,922,720
  8,300,000   Golden Funding Corp., 5.08%,
                08/10/99.....................     8,253,151
  4,600,000   Heller Financial Inc., 5.05%,
                07/27/99.....................     4,583,223
 15,000,000   Household International Corp.,
                4.88%, 07/21/99..............    14,959,333
  3,000,000   Houston Industries Finance
                Company, 5.08%, 07/14/99.....     2,994,497
  3,400,000   Johnson Controls Inc., 4.94%,
                07/19/99.....................     3,391,602
  6,000,000   Lehman Brothers Holdings Inc.,
                6.15%, 03/15/00..............     6,013,404
 10,000,000   Lehman Brothers Holdings Inc.,
                4.97%, 07/06/99..............     9,993,098
  2,000,000   MCI Worldcom, Inc., 5.02%,
                07/13/99.....................     1,996,653
  9,400,000   Merrill Lynch and Company,
                Inc., 4.86%, 07/06/99........     9,393,655
  7,823,000   Montauk Funding Corp., 4.84%,
                07/01/99.....................     7,823,000
  5,000,000   Montauk Funding Corp., 4.86%,
                07/20/99.....................     4,987,175
  2,000,000   Montauk Funding Corp., 4.89%,
                08/06/99.....................     1,990,220
  3,000,000   Montauk Funding Corp., 4.88%,
                08/16/99.....................     2,981,293
  1,000,000   Norfolk Southern Corporation,
                5.27%, 07/27/99..............       996,194
  5,700,000   Paccar Financial Group, 5.03%,
                02/01/00.....................     5,528,771
 13,200,000   Sears Roebuck Acceptance Corp.,
                4.85%, 07/09/99..............    13,185,773

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$   900,000   Sears Roebuck Acceptance Corp.,
                5.13%, 07/20/99..............  $    897,563
  3,000,000   Textron Financial Corp., 5.15%,
                07/14/99.....................     2,994,421
  5,500,000   Transamerica Commercial
                Finance -- Canada, 5.00%,
                07/14/99.....................     5,490,069
 12,900,000   Trident Capital Finance, 5.05%,
                07/23/99.....................    12,860,189
  1,000,000   TRW Inc., 5.23%, 07/13/99......       998,257
 15,000,000   Union Bancal Corp., 5.25%,
                05/08/00.....................    15,000,000
  1,300,000   Windmill Funding Corp., 4.85%,
                07/06/99.....................     1,299,124
  5,000,000   Windmill Funding Corp., 4.98%,
                07/26/99.....................     4,982,708
 10,000,000   Windmill Funding Corp., 5.00%,
                08/12/99.....................     9,941,667
                                               ------------
              TOTAL COMMERCIAL PAPER
              (Cost $266,199,104)............   266,199,104
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 3.74%
              FEDERAL HOME LOAN BANK -- 3.66%
  8,000,000   5.00%, 02/10/00................     8,000,000
  5,000,000   5.14%, 03/17/00................     5,000,000
                                               ------------
              TOTAL FEDERAL HOME LOAN BANK...    13,000,000
                                               ------------
              FEDERAL HOME LOAN MORTGAGE
              CORP. -- 0.08%
    300,000   4.98%, 08/19/99................       297,967
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $13,297,967)...................    13,297,967
                                               ------------
              CERTIFICATES OF DEPOSIT -- 7.46%
  9,000,000   Royal Bank of Canada, 4.98%,
                01/24/00.....................     8,999,063
 10,000,000   Toronto-Dominion Bank, 5.67%,
                07/26/99.....................     9,999,801
  7,500,000   Wachovia Corp., 4.97%,
                07/29/99.....................     7,500,000
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Cost $26,498,864).............    26,498,864
                                               ------------
              SHORT-TERM CORPORATE NOTES -- 13.40%
  2,600,000   Banc One, Floating Rate, 5.11%,
                07/01/99+....................     2,600,000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT-TERM CORPORATE NOTES (CONTINUED)
$ 4,986,000   Capital One Funding Corp.,
                Floating Rate, 5.11%,
                07/01/99+....................  $  4,986,000
 10,000,000   Dow Chemical Co., Floating
                Rate, 5.04%, 09/15/99+.......    10,000,000
  9,000,000   Goldman Sachs Group, Floating
                Rate, 4.90%, 09/15/99+.......     9,000,000
  7,000,000   Goldman Sachs Group, Floating
                Rate, 5.40%, 02/25/00+.......     7,000,000
  9,000,000   Lehman Syndicated Loan Fund,
                Floating Rate, 5.14%,
                03/15/00+....................     9,000,000
  5,000,000   Asset Backed Securities
                Investment Trust, Variable
                Rate, 4.95%, 08/15/99++......     5,000,000
                                               ------------
              TOTAL SHORT-TERM CORPORATE
              NOTES
              (Cost $47,586,000).............    47,586,000
                                               ------------
              TOTAL SECURITIES
              (Cost $353,581,935)............   353,581,935
                                               ------------
              REPURCHASE AGREEMENT -- 0.01%
     43,897   With Investors Bank & Trust,
                dated 06/30/99, 5.18%, due
                07/01/99, repurchase proceeds
                at maturity $43,902,
                (Collateralized by Fannie
                Mae, 6.925%, due 09/01/24
                with a value of $44,506)
                (Cost $43,897)...............        43,897
                                               ------------
              Total Investments -- 99.54%
              (Cost $353,625,832)............   353,625,832
              Other assets less
              liabilities -- 0.46%...........     1,620,685
                                               ------------
              NET ASSETS -- 100.00%..........  $355,246,517
                                               ============

The aggregate cost of investments for federal income tax purposes at June 30, 1999, is $353,625,832.

---------------
 + This interest rate is subject to change weekly based on the greater of the 30 day or 90 day Federal composite rate. The rate shown was in effect as of June 30, 1999.
++ This interest rate is subject to change monthly based on the London Interbank
   Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 1999.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 91.09%
             BANKS -- 13.02%
$5,000,000   Chase Manhattan Corp., Medium -
               Term Note, 5.15%, 12/15/00....  $  4,903,920
 8,000,000   First Omni Bank, Series 96-A,
               6.65%, 09/15/03...............     8,088,000
 3,750,000   First Union Corp., 8.00%,
               11/15/02......................     3,911,835
 3,120,000   Midland Bank PLC, 8.625%, due
               12/15/04......................     3,350,150
 4,000,000   Norwest Corp., 6.75%,
               05/12/00......................     4,026,940
 2,000,000   RBSG Capital Corp., 10.125%,
               03/01/04......................     2,263,462
 2,653,705   Union Acceptance Corp., 6.40%,
               10/10/02......................     2,656,492
                                               ------------
             TOTAL BANKS.....................    29,200,799
                                               ------------
             BROKERAGE -- 8.89%
 5,500,000   Bear Stearns & Company, 6.50%,
               06/15/00......................     5,514,729
 5,000,000   Lehman Brothers Holdings Inc.,
               6.00%, 02/26/01...............     4,939,970
 1,000,000   Lehman Brothers Holdings Inc.,
               Medium - Term Note, 6.40%,
               08/30/00......................       998,615
 5,000,000   Merrill Lynch & Company,
               Medium - Term Note, 5.75%,
               11/04/02......................     4,875,050
 3,750,000   Morgan Stanley Dean Witter,
               5.625%, 01/20/04..............     3,601,005
                                               ------------
             TOTAL BROKERAGE.................    19,929,369
                                               ------------
             FINANCE -- 27.09%
 1,000,000   Abbey National First Capital,
               8.20%, 10/15/04...............     1,059,526
 2,000,000   Associates Corp. N.A., 6.15%,
               01/13/03......................     1,972,798
 3,170,000   Associates Corp. N.A., 6.01%,
               02/07/03......................     3,110,902
 4,400,000   Associates Corp. N.A., Medium -
               Term Note, 7.80%, 09/15/04....     4,592,914
 1,338,542   Copelco Capital Funding Corp.,
               6.34%, 07/20/04...............     1,342,276
 5,000,000   Florida Windstorm Underwriting,
               6.50%, 08/25/02...............     4,981,390
 7,000,000   Ford Motor Credit Corp., 7.00%,
               09/25/01......................     7,105,630
 8,000,000   General Motors Acceptance Corp.,
               Medium - Term Note, 5.40%,
               04/09/01......................     7,879,200

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FINANCE (CONTINUED)
$5,000,000   IBM International Finance NV,
               6.25%, 10/10/00...............  $  5,011,045
 5,000,000   International Lease Finance,
               Medium - Term Note, 5.45%,
               02/08/02......................     4,886,070
 7,500,000   John Deere Capital, 5.75%,
               08/07/00......................     7,448,737
 1,334,342   Textron Financial Corp., 6.05%,
               03/16/09......................     1,336,090
 8,000,000   Travelers Group, Inc., 7.25%,
               05/01/01......................     8,139,000
 1,701,681   Travelers Mortgage, 12.00%,
               03/01/14......................     1,886,041
                                               ------------
             TOTAL FINANCE...................    60,751,619
                                               ------------
             PRIVATE ASSET BACKED: BANKS -- 3.07%
 1,789,922   Banc One Auto Grantor Trust,
               6.27%, 11/20/03...............     1,800,465
 4,581,340   Banc One Auto Grantor Trust,
               6.29%, 07/20/04...............     4,599,620
   484,142   Western Finance Grantor Trust,
               5.875%, 03/01/02..............       484,956
                                               ------------
             TOTAL PRIVATE ASSET BACKED:
             BANKS...........................     6,885,041
                                               ------------
             PRIVATE ASSET BACKED: CREDIT CARDS -- 6.41%
 3,900,000   Dayton Hudson Credit Card Master
               Trust, Series 97-1A, 6.25%,
               08/25/05......................     3,890,484
 4,000,000   Discover Card Master Trust I,
               Series 98-6A, 5.85%,
               01/17/06......................     3,921,200
 5,000,000   Sears Credit Account Master
               Trust, Series 96-1A, 6.20%,
               02/16/06......................     5,018,100
 1,500,000   Sears Credit Account Master
               Trust, 7.00%, 07/16/08........     1,535,760
                                               ------------
             TOTAL PRIVATE ASSET BACKED:
             CREDIT CARDS....................    14,365,544
                                               ------------
             PRIVATE ASSET BACKED: FINANCE -- 3.09%
 1,146,739   Chase Manhattan Grantor Trust,
               6.61%, 09/15/02...............     1,154,720
 3,148,832   Navistar Financial Corp., Owner
               Trust, Series 98-A, Class A,
               5.94%, 11/15/04...............     3,155,224
   533,208   Pemex Exp Grantor Trust, 7.66%,
               08/15/01......................       546,442
 2,068,461   USAA Auto Loan Grantor Trust,
               6.00%, 05/15/04...............     2,070,053
                                               ------------
             TOTAL PRIVATE ASSET BACKED:
             FINANCE.........................     6,926,439
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: OTHER -- 3.09%
$2,763,440   New York City Tax Lien Trust,
               Series 98-1C, 6.12%,
               07/25/06......................  $  2,748,241
 4,000,000   Midstate Trust, Series 2-A4,
               9.625%, 04/01/03..............     4,190,060
                                               ------------
             TOTAL PRIVATE ASSET BACKED:
             OTHER...........................     6,938,301
                                               ------------
             PRIVATE ASSET BACKED: PHARMACEUTICALS -- 1.36%
 2,849,891   Upjohn Company, 9.79%,
               02/01/04......................     3,053,744
                                               ------------
             PRIVATE ASSET BACKED: RECEIVABLES -- 16.30%
 3,508,441   Capital Equipment Receivable
               Trust, Series 96-1, 6.28%,
               06/15/00......................     3,512,827
   915,993   Chevy Chase Auto Receivable
               Trust, 6.60%, 12/15/02........       921,562
 8,000,000   Compass Auto Receivables Trust,
               Series 1998-A3, 5.90%,
               05/15/04......................     8,014,160
 3,000,000   EAB Lease Receivables Trust,
               5.66%, 09/15/02...............     2,980,781
 5,000,000   First Sierra Receivables, 5.73%,
               07/15/04......................     4,918,750
 1,771,245   First Sierra Receivables II,
               6.85%, 02/10/03...............     1,787,576
   743,135   Heller Equipment Asset
               Receivables Trust, Series
               1997-1, Class A2, 6.39%,
               05/25/05......................       746,263
    25,542   IBM Credit Receivable Lease
               Asset Master Trust, 6.55%,
               07/16/01......................        25,554
 8,250,000   Newcourt Receivables Asset
               Trust, Series 1997-1, Class
               A4, 6.193%, 05/20/05..........     8,225,497
 5,000,000   Textron Financial Corp.
               Receivable Trust, Series
               1998-A, 5.89%, 01/15/05.......     4,971,400
   452,448   Toyota Auto Receivable Trust,
               Series 96-AA, 6.30%,
               07/20/01......................       452,710
                                               ------------
             TOTAL PRIVATE ASSET BACKED:
             RECEIVABLES.....................    36,557,080
                                               ------------
             PRIVATE ASSET BACKED: RETAIL -- 4.88%
 5,000,000   John Deere Owner Trust, 5.94%,
               10/15/02......................     4,981,250
 1,500,000   Premier Auto Trust, 6.40%,
               10/06/01......................     1,506,090
 4,500,000   Union Acceptance Corp., 5.57%,
               09/08/03......................     4,467,375
                                               ------------
             TOTAL PRIVATE ASSET BACKED:
             RETAIL..........................    10,954,715
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: TRANSPORTATION -- 3.56%
$7,740,330   Railcar Trust, 7.75%,
               06/01/04......................  $  7,978,655
                                               ------------
             REAL ESTATE -- 0.33%
   434,830   Merrill Lynch Mortgage
               Investors, Inc., 10.35%,
               05/15/09......................       454,170
   269,522   Merrill Lynch Mortgage
               Investors, Inc., 9.40%,
               09/15/09......................       280,683
                                               ------------
             TOTAL REAL ESTATE...............       734,853
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
             (Cost $206,419,997).............   204,276,159
                                               ------------
             US TREASURY NOTES -- 1.78%
 4,000,000   5.375%, 06/30/00
               (Cost $3,998,540).............     4,002,500
                                               ------------
             US GOVERNMENT AGENCY SECURITIES -- 1.47%
             FANNIE MAE -- 0.05%
     5,598   PL# 6346, 6.75%, 02/01/03.......         5,635
    97,104   PL# 137455, 7.00%, 04/01/04.....        96,124
                                               ------------
             TOTAL FANNIE MAE................       101,759
                                               ------------
             FREDDIE MAC -- 0.73%
   800,565   PL# 850082, 9.00%, 10/01/05.....       826,196
    91,801   REMIC, Series MH-1, 10.15%,
               04/15/06......................        92,489
   451,434   PL# D06777, 7.50%, 03/01/08.....       460,472
     2,410   PL# 273991, 6.50%, 03/01/13.....         2,346
   253,578   PL# 306816, 7.00%, 01/01/18.....       255,566
                                               ------------
             TOTAL FREDDIE MAC...............     1,637,069
                                               ------------
             RESOLUTION TRUST CORP. -- 0.69%
 1,565,039   Resolution Trust Corp., 7.94%,
               08/25/21......................     1,559,327
                                               ------------
             TOTAL US GOVERNMENT AGENCY
             SECURITIES (Cost $3,325,473)....     3,298,155
                                               ------------
             FOREIGN GOVERNMENT OBLIGATION -- 2.23%
 5,000,000   Hydro Quebec, 6.36%, 01/15/02
               (Cost $5,047,272).............     4,991,185
                                               ------------
             TOTAL SECURITIES
             (Cost $218,791,282).............   216,567,999
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENT -- 3.48%
$7,805,468   With Investors Bank & Trust,
               dated 06/30/99, 4.25%, due
               07/01/99, repurchase proceeds
               at maturity $7,906,390
               (Collateralized by a Freddie
               Mac Adjustable Rate Mortgage,
               6.599%, due 09/01/18, with a
               value of $828,136, and Norwest
               Asset Securities Corp., 6.25%,
               due 05/25/29, with a value of
               $7,367,637)
               (Cost $7,805,468).............  $  7,805,468
                                               ------------
             Total Investments -- 100.05%
             (Cost $226,596,750).............   224,373,467
             Liabilities less other assets --
             (0.05%).........................      (115,096)
                                               ------------
             NET ASSETS -- 100.00%...........  $224,258,371
                                               ============

The aggregate cost of investments for federal income tax purposes at June 30, 1999, is $226,596,750.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $    247,684
    Gross unrealized depreciation..........    (2,470,967)
                                             ------------
    Net unrealized depreciation............  $ (2,223,283)
                                             ============

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                                                VALUE
 ---------                                                             ------------
                US TREASURY NOTES -- 36.79%
$ 5,000,000     6.00%, 08/15/99...................................     $  5,007,815
  7,000,000     7.75%, 12/31/99...................................        7,087,500
  2,500,000     8.875%, 05/15/00..................................        2,576,562
 31,000,000     6.25%, 01/31/02(a)................................       31,455,328
  5,000,000     5.625%, 12/31/02(a)...............................        4,989,065
 11,000,000     6.50%, 10/15/06(a)................................       11,350,625
  2,000,000     4.75%, 11/15/08(a)................................        1,835,626
                                                                       ------------
                TOTAL US TREASURY NOTES
                (Cost $65,257,621)................................       64,302,521
                                                                       ------------
                US GOVERNMENT AGENCY SECURITIES -- 55.89%
                FANNIE MAE -- 7.94%
  2,000,000     CMO, Series 94-75, 7.00%, 01/25/03................        2,015,580
  2,000,000     5.75%, 04/15/03...................................        1,977,146
  3,000,000     5.125%, 02/13/04(a)...............................        2,874,528
  2,000,000     5.875%, 04/23/04..................................        1,947,262
  5,000,000     Series 96-M7, Class B, 6.84%, 06/17/11............        5,060,400
                                                                       ------------
                TOTAL FANNIE MAE..................................       13,874,916
                                                                       ------------
                FEDERAL HOME LOAN BANK -- 7.98%
  5,000,000     7.39%, 08/22/01...................................        5,150,415
  4,000,000     4.875%, 01/22/02..................................        3,900,832
  3,000,000     5.125%, 02/26/02(a)...............................        2,940,165
  2,000,000     5.50%, 01/21/03...................................        1,964,264
                                                                       ------------
                TOTAL FEDERAL HOME LOAN BANK......................       13,955,676
                                                                       ------------
                FREDDIE MAC -- 8.32%
  5,000,000     6.30%, 06/01/04...................................        4,955,070
  3,000,000     CMO, Series 1574, 6.50%, 02/15/21.................        2,991,510
  5,300,000     CMO, Series 1500, 7.00%, 06/15/22.................        5,268,253
    579,619     CMO, Series 31, Floating Rate, 6.025%, 08/25/23...          582,649
    743,966     CMO, Series 1710, Floating Rate, 6.062%,
                  02/15/24........................................          746,526
                                                                       ------------
                TOTAL FREDDIE MAC.................................       14,544,008
                                                                       ------------
                GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 17.43%
      3,919     PL# 209631, 7.50%, 04/15/02.......................            4,010
     15,282     PL# 328000, 7.50%, 06/15/07.......................           15,733
      8,162     PL# 328084, 7.50%, 07/15/07.......................            8,403
     10,502     PL# 335542, 7.50%, 08/15/07.......................           10,811

 PRINCIPAL                                                                VALUE
 ---------                                                             ------------
                US GOVERNMENT AGENCY
                SECURITIES (CONTINUED)
                GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION (CONTINUED)
$    99,647     PL# 335995, 7.50%, 08/15/07.......................     $    102,586
     35,184     PL# 322072, 7.50%, 08/15/07.......................           36,222
    228,088     PL# 323189, 7.50%, 08/15/07.......................          234,814
    164,044     PL# 328188, 7.50%, 08/15/07.......................          168,882
    227,658     PL# 328192, 7.50%, 08/15/07.......................          234,372
     61,926     PL# 328200, 7.50%, 08/15/07.......................           63,752
    271,150     PL# 329060, 7.50%, 08/15/07.......................          279,146
    236,318     PL# 332267, 7.50%, 08/15/07.......................          243,287
     54,251     PL# 333320, 7.50%, 09/15/07.......................           55,851
    194,868     PL# 333709, 7.50%, 09/15/07.......................          200,615
    282,498     PL# 297619, 7.50%, 09/15/07.......................          290,829
    213,689     PL# 332704, 7.50%, 09/15/07.......................          219,990
    161,144     PL# 369749, 6.50%, 09/15/08.......................          159,166
    221,718     PL# 345975, 6.50%, 10/15/08.......................          218,996
    541,546     PL# 374726, 6.50%, 10/15/08.......................          534,898
    187,315     PL# 345973, 6.50%, 11/15/08.......................          185,015
    105,954     PL# 363874, 6.50%, 11/15/08.......................          104,654
    369,259     PL# 370448, 6.50%, 11/15/08.......................          364,725
    511,466     PL# 371094, 6.50%, 11/15/08.......................          505,186
    278,150     PL# 366531, 6.50%, 11/15/08.......................          274,736
  3,876,156     PL# 2483, 7.00%, 09/20/27.........................        3,812,083
 13,337,647     PL# 2631, 7.00%, 08/20/28.........................       13,117,175
  9,163,849     PL# 2645, 7.00%, 09/20/28.........................        9,012,370
                                                                       ------------
                TOTAL GOVERNMENT NATIONAL
                MORTGAGE ASSOCIATION..............................       30,458,307
                                                                       ------------
                US TREASURY INFLATION INDEX -- 5.72%
 10,000,000     3.625%, 01/15/08..................................        9,995,832
                                                                       ------------
                HOUSING AND URBAN DEVELOPMENT -- 2.88%
  5,000,000     6.23%, 08/01/02...................................        5,031,560
                                                                       ------------
                TENNESSEE VALLEY AUTHORITY -- 3.02%
  2,500,000     6.375%, 06/15/05..................................        2,507,340
  3,000,000     5.375%, 11/13/08..................................        2,766,138
                                                                       ------------
                TOTAL TENNESSEE VALLEY AUTHORITY..................        5,273,478
                                                                       ------------
                US GOVERNMENT GUARANTEED BOND -- 2.60%
  4,747,605     6.12%, 04/01/08...................................        4,552,194
                                                                       ------------
                TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost $99,041,722).....................       97,685,971
                                                                       ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                                                VALUE
 ---------                                                             ------------
                SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 6.05%
                FANNIE MAE -- 3.14%
$   400,000     4.77%, 07/01/99...................................     $    400,000
    200,000     4.77%, 07/01/99...................................          200,000
    700,000     4.80%, 07/13/99...................................          698,880
    400,000     4.76%, 07/16/99...................................          399,207
  1,400,000     4.74%, 07/19/99...................................        1,396,682
  1,800,000     5.85%, 07/28/99...................................        1,793,304
    400,000     4.90%, 08/16/99...................................          397,495
    200,000     4.90%, 08/24/99...................................          198,530
                                                                       ------------
                TOTAL FANNIE MAE..................................        5,484,098
                                                                       ------------
                FREDDIE MAC -- 2.91%
    300,000     5.10%, 07/09/99...................................          299,660
    400,000     4.68%, 07/12/99...................................          399,428
  2,600,000     4.68%, 07/12/99...................................        2,596,282
    100,000     4.84%, 07/29/99...................................           99,624
    700,000     4.92%, 08/19/99...................................          695,255
  1,000,000     4.92%, 08/19/99...................................          993,303
                                                                       ------------
                TOTAL FREDDIE MAC.................................        5,083,552
                                                                       ------------
                TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $10,567,650)................................       10,567,650
                                                                       ------------
                REGULATED INVESTMENT COMPANY -- 2.30%
  4,021,531     Merrimac Cash Fund -- Premium Class(b) (Cost
                  $4,021,531).....................................        4,021,531
                                                                       ------------
                TIME DEPOSITS -- 6.31%
  3,959,661     Royal Bank of Scotland, 4.86%, 07/01/99(b)........        3,959,661
  3,093,485     Bank of Montreal, 4.87%, 07/21/99(b)..............        3,093,485
    207,357     Royal Bank of Scotland, 4.87%, 07/26/99(b)........          207,357
  3,773,966     BankBoston, 6.00%, 10/29/99(b)....................        3,773,966
                                                                       ------------
                TOTAL TIME DEPOSITS (Cost $11,034,469)............       11,034,469
                                                                       ------------

 PRINCIPAL                                                                VALUE
 ---------                                                             ------------
                SHORT TERM CORPORATE NOTES -- 14.30%
$ 5,000,000     Morgan Stanley Dean Witter & Co., 5.98%,
                  01/11/00(b).....................................     $  5,000,000
  5,000,000     Goldman Sachs & Co., 4.90%, 02/04/00(b)...........        5,000,000
 10,000,000     Prudential Securities, Inc., 6.20%, 10/07/99(b)...       10,000,000
  5,000,000     Republic New York Securities Corp., 6.20%,
                  10/07/99(b).....................................        5,000,000
                                                                       ------------
                TOTAL SHORT TERM CORPORATE NOTES
                (Cost $25,000,000)................................       25,000,000
                                                                       ------------
                TOTAL SECURITIES (Cost $214,922,993)..............      212,612,142
                                                                       ------------
                REPURCHASE AGREEMENT -- 0.03%
     50,704     With Investors Bank & Trust, dated 06/30/99,
                  5.99%, due 07/01/99, repurchase proceeds at
                  maturity $50,709 (Collateralized by Freddie Mac,
                  6.881%, due 10/01/23, with a value of $53,288)
                  (Cost $50,704)..................................           50,704
                                                                       ------------
                Total Investments -- 121.66%
                (Cost $214,973,697)...............................      212,662,846
                Liabilities less
                other assets -- (21.66)%..........................      (37,865,636)
                                                                       ------------
                NET ASSETS -- 100.00%.............................     $174,797,210
                                                                       ============
The aggregate cost of securities for federal income tax purposes at June 30, 1999, is $214,973,697.
The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation...........  $   417,488
    Gross unrealized depreciation...........   (2,728,339)
                                              -----------
    Net unrealized depreciation.............  $(2,310,851)
                                              ===========

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.

                       See notes to financial statements.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 17.27%
              US TREASURY NOTES -- 8.15%
$ 1,000,000   6.25%, 01/31/02 (a)............  $  1,014,688
 26,000,000   6.50%, 10/15/06 (a)............    26,828,750
 35,000,000   Strips, 0.00%, 02/15/08 (c)....    20,845,265
                                               ------------
              TOTAL US TREASURY NOTES........    48,688,703
                                               ------------
              US TREASURY BOND -- 9.12%
 40,000,000   9.875%, 11/15/15 (a)...........    54,475,000
                                               ------------
              TOTAL US TREASURY SECURITIES
              (Cost $106,046,871)............   103,163,703
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 20.78%
              FEDERAL HOME LOAN BANK -- 2.80%
 12,000,000   4.875%, 01/22/02...............    11,702,496
  5,000,000   6.64%, 12/13/16................     5,028,250
                                               ------------
              TOTAL FEDERAL HOME LOAN BANK...    16,730,746
                                               ------------
              FANNIE MAE -- 0.83%
  5,000,000   5.875%, 04/23/04...............     4,868,155
     85,117   7.00%, 12/01/25................        84,258
                                               ------------
              TOTAL FANNIE MAE...............     4,952,413
                                               ------------
              FREDDIE MAC -- 4.27%
 10,000,000   6.30%, 06/01/04................     9,910,140
  1,685,704   Series 1377, Floating Rate,
                5.50% (++), 09/15/07.........     1,697,925
  5,000,000   Series 1666, Class E, 6.00%,
                12/15/19.....................     4,970,470
  1,738,858   Series 31, Floating Rate,
                5.525% (++), 08/25/23........     1,747,947
  2,360,414   Series 1710, Floating Rate,
                5.50% (++), 02/15/24.........     2,368,536
  5,000,000   Series 2068, 6.50%, 03/15/26...     4,820,500
                                               ------------
              TOTAL FREDDIE MAC..............    25,515,518
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 7.22%
    701,710   PL# 413611, 7.00%, 01/15/26....       693,408
    745,327   PL# 292340, 7.00%, 02/15/26....       736,510
    699,311   PL# 373622, 7.00%, 03/15/26....       691,038
    653,418   PL# 373637, 7.00%, 03/15/26....       645,688
    868,672   PL# 428420, 7.00%, 04/15/26....       858,396
 35,567,058   PL# 2631, 7.00%, 08/20/28......    34,979,134
  4,581,924   PL# 2645, 7.00%, 09/20/28......     4,506,185
                                               ------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION...........    43,110,359
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              US TREASURY INFLATION INDEX -- 4.36%
$15,000,000   3.375%, 01/15/07...............  $ 15,087,260
 10,000,000   3.625%, 01/15/08...............     9,995,831
  1,000,000   3.625%, 04/15/28...............       970,185
                                               ------------
              TOTAL US TREASURY INFLATION
              INDEX..........................    26,053,276
                                               ------------
              STUDENT LOAN MARKETING ASSOCIATION -- 0.83%
  5,000,000   Series 1996-2 A2, Floating
                Rate, 5.2167% (++),
                07/25/09.....................     4,956,250
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 0.47%
  3,000,000   5.37%, 11/13/08................     2,766,138
                                               ------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $125,605,493)..................   124,084,700
                                               ------------
              CORPORATE BONDS & NOTES -- 60.67%
              AEROSPACE -- 3.13%
  5,000,000   Boeing Company, 8.625%,
                11/15/31.....................     5,651,080
 13,000,000   Lockheed Martin Corp., 6.85%,
                05/15/01.....................    13,058,435
                                               ------------
              TOTAL AEROSPACE................    18,709,515
                                               ------------
              AUTOMOTIVE PRODUCTS -- 5.30%
  4,000,000   BF Goodrich Company, 8.65%,
                04/15/25.....................     4,425,392
  5,000,000   Ford Holdings, 9.30%,
                03/01/30.....................     6,098,880
  6,000,000   Ford Motor Company, 6.625%,
                10/01/28.....................     5,435,640
 10,000,000   Ford Motor Credit Company,
                6.125%, 04/28/03.............     9,853,960
  5,000,000   General Motors Corp., 8.80%,
                03/01/21.....................     5,842,525
                                               ------------
              TOTAL AUTOMOTIVE PRODUCTS......    31,656,397
                                               ------------
              BANKS -- 9.46%
  5,000,000   BankAmerica Corp., 6.625%,
                05/30/01.....................     5,016,170
 10,000,000   Bankers Trust Company of New
                York, 6.75%, 10/03/01........    10,032,120
  4,000,000   Bank of New York Company,
                6.50%, 12/01/03..............     3,995,336
  5,000,000   Chase Manhattan Corp., 5.75%,
                04/15/04.....................     4,841,520
  5,000,000   Chase Manhattan Corp., 6.00%,
                02/15/09.....................     4,629,800
  8,000,000   Inter-American Development
                Bank, 7.875%, 08/22/01.......     8,408,624

                       See notes to financial statements.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS & NOTES (CONTINUED)
              BANKS (CONTINUED)
$ 6,000,000   Midland Bank PLC, Floating
                Rate, 5.475% (++),
                06/29/49.....................  $  4,699,800
  5,000,000   Republic New York Corp., 7.00%,
                03/22/11.....................     4,897,650
  5,000,000   Societe Generale, Rule 144A,
                7.85%, 04/29/49..............     4,898,965
  5,000,000   Swiss Bank Corp., 7.75%,
                09/01/26.....................     5,070,025
                                               ------------
              TOTAL BANKS....................    56,490,010
                                               ------------
              BROKERAGE -- 0.80%
  5,000,000   Lehman Brothers Holding Inc.,
                6.625%, 02/05/06.............     4,784,685
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.06%
  5,200,000   Proctor & Gamble, 9.36%,
                01/01/21.....................     6,313,996
                                               ------------
              ELECTRONICS -- 1.54%
 10,000,000   Emerson Electric, 5.50%,
                09/15/08.....................     9,178,500
                                               ------------
              FINANCE -- 16.91%
 15,275,000   Abbey National PLC, 6.70%,
                06/29/49.....................    14,166,692
 10,000,000   Associates Corp., 6.45%,
                09/15/00.....................    10,026,050
  5,000,000   Atlantic Mutual Insurance
                Company, 8.15%, 02/15/28.....     4,093,330
  5,000,000   BT Institutional Capital
                Trust -- B, 7.75%,
                12/01/26.....................     4,784,125
  5,000,000   Capital Equipment Receivables
                Trust 96-1, Class B, 6.57%,
                03/15/01.....................     5,013,600
  5,000,000   Cez Finance BV, 7.125%, 07/15/07    4,581,100
  5,000,000   Chase Capital IV, Floating
                Rate, 5.62% (++), 08/01/28...     4,834,765
  7,040,000   Discover Card Master Trust,
                Series 1994-2, Class A,
                Floating Rate, 5.3375% (++),
                10/16/04.....................     7,072,877
  6,000,000   Dow Capital BV, 9.20%, 06/01/10     6,899,250
  5,000,000   General Electric Capital Corp.,
                8.50%, 07/24/08..............     5,567,785
  5,000,000   General Motors Acceptance
                Corp., 8.40%, 10/15/99.......     5,033,130
  5,000,000   Household Finance Corp.,
                5.875%, 11/01/02.............     4,900,300
 10,000,000   JP Morgan & Company, 6.00%,
                01/15/09.....................     9,174,350

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS & NOTES (CONTINUED)
              FINANCE (CONTINUED)
$ 5,000,000   Merrill Lynch & Co., 6.375%,
                10/15/08.....................  $  4,751,210
 10,000,000   World Financial Network Credit
                Card Master Trust, Series
                96-A, Class A, 6.70%,
                02/15/04.....................    10,116,400
                                               ------------
              TOTAL FINANCE..................   101,014,964
                                               ------------
              FOOD AND BEVERAGE -- 0.99%
  5,000,000   Seagrams (Joseph) & Sons,
                9.65%, 08/15/18..............     5,941,190
                                               ------------
              FREIGHT -- 0.20%
  1,000,000   United Parcel Service, 8.375%,
                04/01/30.....................     1,205,103
                                               ------------
              INDUSTRIAL -- 8.18%
  5,000,000   Celulosa Arauco Y Constitucion,
                6.75%, 12/15/03..............     4,606,700
 15,000,000   Conagra Inc., 5.50%,
                10/15/02.....................    14,570,760
  5,000,000   ICI Wilmington, Inc., 6.75%,
                09/15/02.....................     4,995,575
 10,000,000   ICI Wilmington, Inc., 6.95%,
                09/15/04.....................     9,976,230
 10,000,000   TRW, Inc., 7.125%, 06/01/09....     9,751,980
  5,000,000   Zeneca Wilmington, 6.30%,
                06/15/03.....................     4,959,760
                                               ------------
              TOTAL INDUSTRIAL...............    48,861,005
                                               ------------
              INSURANCE -- 1.46%
  5,000,000   Aetna Services, 7.625%, 08/15/26    4,901,695
  4,000,000   Prudential Insurance Company,
                6.375%, 07/23/06.............     3,831,032
                                               ------------
              TOTAL INSURANCE................     8,732,727
                                               ------------
              METALS AND MINING -- 0.83%
  5,000,000   Commercial Metals Company,
                7.20%, 07/15/05..............     4,968,210
                                               ------------
              OIL AND GAS -- 3.40%
 10,000,000   Amoco Company, 6.00%, 06/09/08.     9,517,930
  5,000,000   Occidental Petroleum Corp.,
                10.125%, 09/15/09............     5,777,910
  4,000,000   Texaco Capital, Inc., 9.75%,
                03/15/20.....................     5,040,120
                                               ------------
              TOTAL OIL AND GAS..............    20,335,960
                                               ------------
              PAPER AND FOREST PRODUCTS -- 1.40%
  8,000,000   Westvaco, 10.125%, 06/01/19....     8,383,760
                                               ------------

                       See notes to financial statements.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS & NOTES (CONTINUED)
              TELECOMMUNICATIONS -- 2.77%
$ 6,000,000   Cable & Wireless
                Communications, 6.75%,
                12/01/08.....................  $  5,738,262
  5,000,000   GTE North, Inc., 7.625%,
                05/15/26.....................     4,852,605
  6,000,000   MCI Worldcom, Inc., 6.125%,
                08/15/01.....................     5,970,744
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    16,561,611
                                               ------------
              TOBACCO -- 0.80%
  5,000,000   Universal Corp., 6.50%,
                02/15/06.....................     4,767,095
                                               ------------
              TRANSPORTATION -- 0.82%
  5,000,000   Union Pacific Corp., 6.34%,
                11/25/03.....................     4,878,205
                                               ------------
              UTILITIES -- 1.62%
  5,000,000   Commonwealth Edison Company,
                8.50%, 07/15/22..............     5,067,015
  5,000,000   Korea Electric Power Corp.,
                7.00%, 02/01/27..............     4,610,320
                                               ------------
              TOTAL UTILITIES................     9,677,335
                                               ------------
              TOTAL CORPORATE BONDS & NOTES
              (Cost $366,912,413)............   362,460,268
                                               ------------
              SHORT TERM CORPORATE NOTES -- 9.00%
  1,714,000   Capital One Funding Corp.,
                5.30%, 04/01/11..............     1,714,000
 10,000,000   Goldman Sachs & Company,
                6.095%, 07/01/99 (b).........    10,000,000
 15,000,000   JP Morgan Securities, Inc.,
                6.105%, 10/12/99 (b).........    15,000,000
 22,000,000   Morgan Stanley Dean Witter,
                Floating Rate, 5.975% (++),
                01/11/00 (b).................    22,000,000
  5,000,000   Prudential Securities, Inc.,
                6.25%, 03/10/00 (b)..........     5,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $53,714,000).......    53,714,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REGULATED INVESTMENT COMPANY -- 4.40%
$26,271,000   Merrimac Cash Fund -- Premium
                Class (b) (Cost
                $26,271,000).................  $ 26,271,000
                                               ------------
              TIME DEPOSITS -- 0.94%
  5,618,880   BankBoston, N.A., 5.995%,
                10/29/99 (b).................     5,618,880
         10   Bank of Montreal, 4.87%,
                07/21/99 (b).................            10
         10   Royal Bank of Scotland, 4.86%,
                07/01/99 (b).................            10
        100   Royal Bank of Scotland, 4.87%,
                07/26/99 (b).................           100
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $5,619,000)....................     5,619,000
                                               ------------
              Total Investments -- 113.06%
              (Cost $684,168,777)............   675,312,671
              Liabilities less other
              assets -- (13.06)%.............   (78,033,007)
              NET ASSETS -- 100.00%..........  $597,279,664
                                               ============


The aggregate cost of securities for federal income tax purposes at June 30, 1999, is $684,168,777.

The following amount is based on costs for federal income
tax purposes:
    Gross unrealized appreciation..........  $  5,288,152
    Gross unrealized depreciation..........   (14,144,258)
                                             ------------
    Net unrealized depreciation............  $ (8,856,106)
                                             ============

---------------

(a)   All or part of this security is on loan.
(b)   Collateral for securities on loan.
(c)   Non-income producing security.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate
      ("LIBOR").
      The rate shown was in effect at June 30, 1999.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK -- 64.13%
              ADVERTISING -- 0.14%
      3,800   Interpublic Group of
                Companies, Inc.(a)..........  $     329,175
      4,800   Omnicom Group, Inc. ..........        384,000
                                              -------------
              TOTAL ADVERTISING.............        713,175
                                              -------------
              AEROSPACE -- 0.55%
     26,000   Boeing Company................      1,148,875
      4,600   General Dynamics Corp. .......        315,100
      1,700   Goodrich (B.F.) Company(a)....         72,250
      6,300   Raytheon Company -- Class B...        443,362
     12,000   United Technologies Corp. ....        860,250
                                              -------------
              TOTAL AEROSPACE...............      2,839,837
                                              -------------
              AGRICULTURE -- 0.01%
      1,200   Pioneer Hi-Bred International,
                Inc. .......................         46,725
                                              -------------
              AIRLINES -- 0.09%
     15,200   Southwest Airlines Company....        473,100
                                              -------------
              APPAREL -- 0.13%
      1,500   Liz Claiborne, Inc. ..........         54,750
     14,700   TJX Companies, Inc. ..........        489,694
      2,900   V. F. Corp. ..................        123,975
                                              -------------
              TOTAL APPAREL.................        668,419
                                              -------------
              AUTOMOBILES: CARS -- 0.84%
     54,500   Ford Motor Company............      3,075,844
     19,150   General Motors Corp. .........      1,263,900
                                              -------------
              TOTAL AUTOMOBILES: CARS.......      4,339,744
                                              -------------
              AUTOMOBILES: TRUCKS -- 0.07%
      3,500   Navistar International
                Corp.(c)....................        175,000
      3,300   PACCAR, Inc. .................        176,137
                                              -------------
              TOTAL AUTOMOBILES: TRUCKS.....        351,137
                                              -------------
              AUTOMOTIVE EQUIPMENT -- 0.23%
      1,000   Cummins Engine Company, Inc. .         57,125
      4,800   Dana Corp. ...................        221,100
     20,793   Delphi Automotive Systems
                Corp. ......................        385,970
      5,600   Genuine Parts Company.........        196,000
      2,600   Johnson Controls, Inc. .......        180,213
      2,900   TRW, Inc. ....................        159,137
                                              -------------
              TOTAL AUTOMOTIVE EQUIPMENT....      1,199,545
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              BANKS -- 4.56%
      5,100   AmSouth Bancorporation(a).....  $     118,256
      7,900   BankBoston Corp. .............        403,888
     50,800   Bank of America Corp. ........      3,724,275
     20,400   Bank of New York Company,
                Inc. .......................        748,425
     35,000   Bank One Corp. ...............      2,084,687
      9,600   BB&T Corp. ...................        352,200
     37,800   Chase Manhattan Corp. ........      3,274,425
      4,800   Comerica, Inc. ...............        285,300
      8,300   Fifth Third Bancorp...........        552,469
     25,600   Firstar Corp. ................        716,800
     25,700   Fleet Financial Group,
                Inc. .......................      1,140,437
      2,400   Golden West Financial
                Corp. ......................        235,200
      6,500   Huntington Bancshares,
                Inc. .......................        227,500
     12,000   Keycorp.......................        385,500
     16,200   Mellon Bank Corp. ............        589,275
      4,900   Mercantile Bancorporation,
                Inc. .......................        279,913
      6,700   J.P. Morgan & Company.........        941,350
      9,900   National City Corp. ..........        648,450
      3,500   Northern Trust Corp. .........        339,500
      9,400   PNC Bank Corp.(a).............        541,675
      6,900   Regions Financial Corp. ......        265,219
      3,300   Republic New York Corp. ......        225,019
      5,100   SouthTrust Corp. .............        195,712
      4,300   State Street Corp.(a).........        367,112
      5,400   Summit Bancorp. ..............        225,788
      7,700   SunTrust Banks, Inc. .........        534,669
      8,400   Synovus Financial Corp. ......        166,950
     18,000   U.S. Bancorp..................        612,000
      1,700   Union Planters Corp. .........         75,969
      6,300   Wachovia Corp. ...............        539,044
     15,900   Washington Mutual, Inc. ......        562,462
     49,100   Wells Fargo Company...........      2,099,025
                                              -------------
              TOTAL BANKS...................     23,458,494
                                              -------------
              BUILDING MATERIALS -- 1.13%
     70,800   Home Depot, Inc. .............      4,562,175
      2,100   Owens Corning.................         72,187
     16,900   Lowe's Companies, Inc. .......        958,019
      7,900   Masco Corp.(a)................        228,112
                                              -------------
              TOTAL BUILDING MATERIALS......      5,820,493
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              CHEMICALS -- 0.93%
      4,800   Air Products and Chemicals,
                Inc. .......................  $     193,200
     10,500   Dow Chemical Company..........      1,332,188
     32,800   duPont (EI) deNemours.........      2,240,650
      3,300   Engelhard Corp. ..............         74,662
      1,000   FMC Corp.(c)..................         68,312
      2,000   Grace (W.R.) & Company(c).....         36,750
      1,800   Great Lakes Chemical Corp.....         82,912
      1,400   Nalco Chemical Company........         72,625
      4,600   Praxair, Inc. ................        225,112
      5,264   Rohm and Haas Company.........        225,714
      2,800   Sigma-Aldrich Corp. ..........         96,425
      3,100   Union Carbide Corp. ..........        151,125
                                              -------------
              TOTAL CHEMICALS...............      4,799,675
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.34%
      5,400   Apple Computer, Inc.(a).......        250,087
      2,600   Avery Dennison Corp. .........        156,975
     74,000   Dell Computer Corp.(c)........      2,738,000
      4,600   Gateway, Inc.(a)(c)...........        271,400
      2,200   Harris Corp. .................         86,213
     44,700   Hewlett-Packard Company.......      4,492,350
     81,900   International Business
                Machines Corp. .............     10,585,575
      7,200   Pitney Bowes, Inc. ...........        462,600
      8,800   Seagate Technology, Inc.(c)...        225,500
     28,000   Sun Microsystems, Inc.(c).....      1,928,500
     19,200   Xerox Corp.(a)................      1,134,000
                                              -------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT.....................     22,331,200
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 6.25%
      1,900   Adobe Systems, Inc. ..........        156,097
     31,600   America Online, Inc.(c).......      3,491,800
     16,500   Automatic Data Processing,
                Inc.........................        726,000
      6,900   BMC Software, Inc.(c).........        372,600
      3,300   Ceridian Corp.(c).............        107,869
     93,000   Cisco Systems, Inc.(c)........      5,998,500
     20,800   Computer Associates
                International, Inc. ........      1,144,000
      4,900   Computer Sciences Corp.(c)....        339,019
      8,500   Compuware Corp.(c)............        270,406
     11,900   Electronic Data Systems
                Corp. ......................        673,094
     38,300   EMC Corp.(c)..................      2,106,500
      4,600   Equifax, Inc. ................        164,162

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     11,800   First Data Corp. .............  $     577,462
      7,600   IMS Health, Inc. .............        237,500
    150,600   Microsoft Corp.(c)............     13,582,238
     10,400   Novell, Inc.(c)...............        275,600
     36,800   Oracle Corp.(c)...............      1,366,200
        700   Shared Medical Systems
                Corp. ......................         45,675
     13,700   Unisys Corp. .................        533,444
                                              -------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES......................     32,168,166
                                              -------------
              CONSTRUCTION -- 0.03%
      2,400   Centex Corp. .................         90,150
      1,300   Kaufman & Broad Home Corp. ...         32,338
      2,000   Pulte Corp. ..................         46,125
                                              -------------
              TOTAL CONSTRUCTION............        168,613
                                              -------------
              CONSUMER GOODS AND SERVICES -- 3.89%
      7,000   Avon Products, Inc. ..........        388,500
      2,100   Brunswick Corp. ..............         58,537
      8,700   Cendant Corp. ................        178,350
      3,100   Clorox Company................        331,119
      7,000   Colgate-Palmolive Company.....        691,250
     10,000   Eastman Kodak Company.........        677,500
      4,000   Ecolab, Inc. .................        174,500
      6,700   Fort James Corp. .............        253,762
      4,000   Fortune Brands, Inc. .........        165,500
     96,500   General Electric Company......     10,904,500
      1,100   Jostens, Inc. ................         23,169
     20,600   Kimberly-Clark Corp. .........      1,174,200
      2,800   Maytag Corp. .................        195,125
      1,100   National Service Industries,
                Inc.........................         39,600
      7,600   Nike, Inc. -- Class B.........        481,175
      7,650   Paychex, Inc. ................        243,844
     34,000   Procter & Gamble Company......      3,034,500
      9,200   Ralston -- Ralston Purina
                Corp........................        280,025
      1,800   Tupperware Corp. .............         45,900
      7,617   Unilever N.V. (ADR)...........        531,286
      1,800   Whirlpool Corp. ..............        133,200
                                              -------------
              TOTAL CONSUMER GOODS AND
              SERVICES......................     20,005,542
                                              -------------
              ELECTRONICS -- 0.32%
     13,100   Emerson Electric Company......        823,663
      4,400   Rockwell International
                Corp. ......................        267,300

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS (CONTINUED)
      7,300   Solectron Corp.(c)............  $     486,819
      1,800   Thomas & Betts Corp. .........         85,050
                                              -------------
              TOTAL ELECTRONICS.............      1,662,832
                                              -------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.21%
      4,900   Browning-Ferris Industries,
                Inc.........................        210,700
     16,000   Waste Management, Inc. .......        860,000
                                              -------------
              TOTAL ENVIRONMENTAL MANAGEMENT
              SERVICES......................      1,070,700
                                              -------------
              FINANCIAL SERVICES -- 4.78%
     13,600   American Express Company......      1,769,700
      7,800   American General Corp. .......        587,925
     19,500   Associates First Capital
                Corp. -- Class A............        864,094
      3,600   Bear Stearns Companies,
                Inc. .......................        168,300
      5,400   Capital One Financial
                Corp. ......................        300,713
    161,200   Citigroup, Inc. ..............      7,657,000
      2,600   Countrywide Credit Industries,
                Inc.........................        111,150
      1,900   Deluxe Corp. .................         73,981
      5,100   Dun & Bradstreet Corp. .......        180,731
     29,900   Fannie Mae....................      2,044,413
      6,200   Franklin Resources, Inc. .....        251,875
     30,900   Freddie Mac...................      1,792,200
      3,000   H & R Block, Inc. ............        150,000
     13,950   Household International,
                Inc. .......................        660,881
      5,400   Lehman Brothers Holdings,
                Inc. .......................        336,150
      3,100   MBIA, Inc. ...................        200,725
     21,500   MBNA, Inc. ...................        658,438
      3,100   MGIC Investment Corp. ........        150,737
     14,100   Merrill Lynch & Company,
                Inc.(a).....................      1,127,119
     26,000   Morgan Stanley Dean Witter &
                Company.....................      2,665,000
      6,700   Paine Webber Group, Inc. .....        313,225
      6,500   Providian Financial Corp. ....        607,750
      5,100   SLM Holding Corp. ............        233,644
     15,400   Schwab (Charles) Corp. .......      1,692,075
                                              -------------
              TOTAL FINANCIAL SERVICES......     24,597,826
                                              -------------
              FOOD AND BEVERAGE -- 1.87%
     21,700   Anheuser-Busch Companies......      1,539,344
      7,900   Bestfoods.....................        391,050
      1,200   Brown-Forman Corp. -- Class
                B...........................         78,225
     66,200   Coca-Cola Company.............      4,137,500

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     15,200   ConAgra, Inc. ................  $     404,700
      1,500   Coors (Adolph) -- Class B.....         74,250
      4,300   General Mills, Inc. ..........        345,612
     10,200   Heinz (H.J.) Company..........        511,275
     12,600   Kellogg Company...............        415,800
      3,700   Nabisco Group Holdings
                Corp. ......................         72,381
      3,100   Quaker Oats Company...........        205,763
     23,400   Sara Lee Corp. ...............        530,887
      4,800   Seagrams Company, Ltd. .......        241,800
      3,700   SUPERVALU, Inc. ..............         95,044
     10,400   Sysco Corp. ..................        310,050
      2,900   Wrigley (Wm.) Jr. Company.....        261,000
                                              -------------
              TOTAL FOOD AND BEVERAGE.......      9,614,681
                                              -------------
              INSURANCE -- 1.80%
      9,900   AFLAC, Inc. ..................        473,963
     23,000   Allstate Corp. ...............        825,125
     35,200   American International Group,
                Inc.........................      4,120,600
      7,950   Aon Corp. ....................        327,937
      6,400   Cigna Corp. ..................        569,600
      4,800   Chubb Corp. ..................        333,600
        900   Cincinnatti Financial
                Corp. ......................         33,806
      8,800   Conseco, Inc. ................        267,850
      7,000   Hartford Financial Services
                Group, Inc. ................        408,187
      3,300   Jefferson-Pilot Corp. ........        218,419
      1,200   Loews Corp. ..................         94,950
      9,500   Marsh & McLennan Companies,
                Inc. .......................        717,250
      1,800   Progressive Corp. ............        261,000
      4,200   Provident Companies, Inc. ....        168,000
      2,600   St. Paul Companies, Inc. .....         82,713
      4,200   Torchmark Corp. ..............        143,325
      4,300   UNUM Corp. ...................        235,425
                                              -------------
              TOTAL INSURANCE...............      9,281,750
                                              -------------
              LEISURE AND RECREATION --0.31%
     23,100   Carnival Corp. ...............      1,120,350
      3,500   Harrah's Entertainment,
                Inc. .......................         77,000
      7,300   Hilton Hotels Corp. ..........        103,569
      7,600   Marriott International,
                Inc. -- Class A(a)..........        284,050
                                              -------------
              TOTAL LEISURE AND
              RECREATION....................      1,584,969
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              MACHINERY -- 0.22%
      9,700   Caterpillar, Inc. ............  $     582,000
      2,500   Dover Corp. ..................         87,500
      1,100   Grainger (W.W.), Inc. ........         59,194
      6,000   Ingersoll-Rand Company........        387,750
                                              -------------
              TOTAL MACHINERY...............      1,116,444
                                              -------------
              MANUFACTURING -- 1.70%
      6,500   Alcan Aluminium Ltd. .........        207,594
      1,100   Allegheny Teledyne, Inc. .....         24,887
     20,400   AlliedSignal, Inc. ...........      1,285,200
      1,100   Armstrong World Industries,
                Inc. .......................         63,594
      1,000   Ball Corp. ...................         42,250
      1,500   Bemis Company, Inc. ..........         59,625
        700   Briggs & Stratton Corp. ......         40,425
      6,200   Corning, Inc.(a)..............        434,775
      2,100   Crane Co. ....................         66,019
      3,100   Danaher Corp. ................        180,188
      1,900   Eaton Corp. ..................        174,800
      1,400   EG&G, Inc. ...................         49,875
      1,100   Fleetwood Enterprises,
                Inc. .......................         29,081
      3,400   Honeywell, Inc. ..............        393,975
      3,200   ITT Industries, Inc. .........        122,000
      7,800   Illinois Tool Works...........        639,600
     11,200   Minnesota Mining and
                Manufacturing Company.......        973,700
        600   Parker-Hannifin Corp. ........         27,450
      4,600   PPG Industries, Inc. .........        271,688
      2,000   Raychem Corp. ................         74,000
      2,600   Sealed Air Corp.(a)(c)........        168,675
      4,000   Sherwin-Williams Company......        111,000
      4,700   Textron, Inc. ................        386,869
     30,900   Tyco International Ltd.(a)....      2,927,775
                                              -------------
              TOTAL MANUFACTURING...........      8,755,045
                                              -------------
              MEDIA -- 1.18%
      8,500   CBS Corp. ....................        369,219
     17,600   Comcast Corp. -- Special
                Class A.....................        676,500
      2,200   Dow Jones & Company, Inc. ....        116,737
      8,700   Gannett Company, Inc. ........        620,962
      1,900   King World Productions,
                Inc. .......................         66,144
      2,400   Knight-Ridder, Inc.(a)........        131,850
     17,200   MediaOne Group, Inc. .........      1,279,250

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              MEDIA (CONTINUED)
      1,100   Meredith Corp. ...............  $      38,087
     33,800   Time Warner, Inc. ............      2,484,300
      6,300   Viacom, Inc. -- Class B(c)....        277,200
                                              -------------
              TOTAL MEDIA...................      6,060,249
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.20%
     16,700   Columbia/HCA Healthcare
                Corp. ......................        380,969
      8,800   HEALTHSOUTH Corp.(c)..........        131,450
      5,800   United HealthCare Corp. ......        363,225
      2,000   Wellpoint Health Networks,
                Inc.(c).....................        169,750
                                              -------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES......................      1,045,394
                                              -------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.62%
      2,500   Allergan, Inc. ...............        277,500
      2,200   Bard (C.R.), Inc. ............        105,188
      1,700   Bausch & Lomb, Inc. ..........        130,050
      8,900   Baxter International, Inc. ...        539,563
      7,700   Becton, Dickinson & Company...        231,000
      3,500   Biomet, Inc. .................        139,125
     15,000   Boston Scientific Corp.(c)....        659,063
     10,900   Guidant Corp. ................        560,669
     52,100   Johnson & Johnson.............      5,105,800
      1,700   Mallinckrodt, Inc. ...........         61,838
      6,800   Medtronic, Inc. ..............        529,550
                                              -------------
              TOTAL MEDICAL EQUIPMENT AND
              SUPPLIES......................      8,339,346
                                              -------------
              METALS AND MINING -- 0.24%
     13,400   Alcoa, Inc. ..................        829,125
     10,700   Barrick Gold Corp.(a).........        207,312
        500   Nucor Corp. ..................         23,719
      7,000   Placer Dome, Inc. ............         82,688
      2,700   USX-U. S. Steel Group.........         72,900
      2,500   Worthington Industries,
                Inc. .......................         41,094
                                              -------------
              TOTAL METALS AND MINING.......      1,256,838
                                              -------------
              OIL AND GAS -- 3.60%
      2,700   Amerada Hess Corp. ...........        160,650
     12,200   Atlantic Richfield Co. .......      1,019,463
      5,300   Burlington Resources, Inc. ...        229,225
     19,800   Chevron Corp. ................      1,884,712
      6,600   Coastal Corp. ................        264,000
      1,700   Columbia Energy Group.........        106,569

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS (CONTINUED)
      3,000   Consolidated Natural Gas
                Company.....................  $     182,250
     10,300   Enron Corp. ..................        842,025
     71,600   Exxon Corp. ..................      5,522,150
     23,300   Mobil Corp. ..................      2,306,700
     10,100   Occidental Petroleum Corp. ...        213,363
      6,100   Phillips Petroleum Company....        306,906
     62,500   Royal Dutch Petroleum
                Company(a)..................      3,765,625
     16,200   Texaco, Inc. .................      1,012,500
      5,800   Unocal Corp. .................        229,825
     11,200   USX-Marathon Group............        364,700
      2,450   Williams Companies, Inc. .....        104,278
                                              -------------
              TOTAL OIL AND GAS.............     18,514,941
                                              -------------
              PAPER AND FOREST PRODUCTS -- 0.47%
      1,700   Boise Cascade Corp. ..........         73,100
      2,700   Champion International
                Corp. ......................        129,263
      8,600   Georgia-Pacific Group.........        407,425
     11,700   International Paper Company...        590,850
      3,400   Louisiana-Pacific Corp. ......         80,750
      3,200   Mead Corp. ...................        133,600
      1,700   Temple-Inland, Inc. ..........        116,025
      9,600   Weyerhaeuser Company(a).......        660,000
      4,600   Willamette Industries,
                Inc. .......................        211,887
                                              -------------
              TOTAL PAPER AND FOREST
                PRODUCTS....................      2,402,900
                                              -------------
              PHARMACEUTICALS -- 4.18%
     44,200   Abbott Laboratories(a)........      2,011,100
     23,300   Amgen, Inc. ..................      1,418,387
     75,200   Bristol-Myers Squibb
                Company.....................      5,296,900
      7,300   Cardinal Health, Inc.(a)......        468,113
     28,500   Eli Lilly & Company...........      2,041,313
     63,300   Merck & Company, Inc. ........      4,684,200
     17,500   Monsanto Company..............        690,156
     13,600   Pharmacia & Upjohn, Inc. .....        772,650
     42,900   Schering-Plough Corp. ........      2,273,700
     25,400   Warner-Lambert Company........      1,762,125
      2,600   Watson Pharmaceuticals,
                Inc.(c).....................         91,163
                                              -------------
              TOTAL PHARMACEUTICALS.........     21,509,807
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              PUBLISHING -- 0.18%
      4,700   McGraw-Hill Companies,
                Inc. .......................  $     253,506
      5,500   New York Times Company --
                Class A.....................        202,469
      4,100   R.R. Donnelley Corp. .........        151,956
      1,700   Times Mirror Company -- Class
                A...........................        100,725
      2,800   Tribune Company...............        243,950
                                              -------------
              TOTAL PUBLISHING..............        952,606
                                              -------------
              RETAIL -- 4.41%
     13,845   Albertson's, Inc. ............        713,883
     10,500   CVS Corp. ....................        536,812
      3,650   Circuit City Stores -- Circuit
                City Group..................        339,450
     10,000   Costco Companies, Inc. .......        800,625
     16,400   Dayton-Hudson Corp. ..........      1,066,000
      3,200   Dillard's, Inc. -- Class A....        112,400
      6,125   Dollar General Corp. .........        177,625
      9,600   Federated Department Stores,
                Inc.(c).....................        508,200
     39,000   Gap, Inc. ....................      1,964,625
      1,200   Great Atlantic & Pacific Tea
                Company, Inc. ..............         40,575
      1,600   Harcourt General, Inc. .......         82,500
     17,800   Kmart Corp....................        292,587
      5,900   Kohl's Corp.(c)...............        455,406
     23,400   Kroger Company(c).............        653,737
     10,300   Limited (The), Inc. ..........        467,362
     12,100   May Department Stores
                Company(a)..................        494,587
      3,300   Nordstrom, Inc. ..............        110,550
      7,600   Penney (J.C.) Company,
                Inc. .......................        369,075
     18,800   Safeway, Inc.(c)..............        930,600
     10,300   Sears, Roebuck & Co. .........        458,994
     21,000   Staples, Inc.(c)..............        649,687
      4,600   Tandy Corp. ..................        224,825
    212,700   Wal-Mart Stores, Inc.(a)......     10,262,775
     28,000   Walgreen Company..............        822,500
      4,600   Winn-Dixie Stores, Inc. ......        169,912
                                              -------------
              TOTAL RETAIL..................     22,705,292
                                              -------------
              RETAIL: RESTAURANTS -- 0.46%
      7,300   Darden Restaurants, Inc.(a)...        159,231
     41,000   McDonald's Corp. .............      1,693,812

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              RETAIL: RESTAURANTS
                (CONTINUED)
      7,000   Tricon Global Restaurants,
                Inc.(c).....................  $     378,875
      5,200   Wendy's International,
                Inc. .......................        147,225
                                              -------------
              TOTAL RETAIL: RESTAURANTS.....      2,379,143
                                              -------------
              RUBBER PRODUCTS -- 0.05%
      3,300   Goodyear Tire & Rubber
                Company.....................        194,081
      2,400   Cooper Tire & Rubber
                Company.....................         56,700
                                              -------------
              TOTAL RUBBER PRODUCTS.........        250,781
                                              -------------
              SEMICONDUCTORS -- 2.45%
     17,000   Applied Materials, Inc.(c)....      1,255,875
     97,000   Intel Corp. ..................      5,771,500
      2,800   KLA-Tencor Corp.(c)...........        181,650
      3,800   LSI Logic Corp.(c)............        175,275
     28,800   Motorola, Inc. ...............      2,728,800
     17,300   Texas Instruments, Inc. ......      2,508,500
                                              -------------
              TOTAL SEMICONDUCTORS..........     12,621,600
                                              -------------
              TELECOMMUNICATIONS -- 7.99%
      7,500   ALLTELL Corp. ................        536,250
     94,850   AT&T Corp.(a).................      5,293,816
     51,200   Ameritech Corp. ..............      3,763,200
     45,300   Bell Atlantic Corp. ..........      2,961,487
     71,400   BellSouth Corp. ..............      3,346,875
      4,150   CenturyTel, Inc. .............        164,962
      5,300   Frontier Corp. ...............        312,700
      5,300   General Instrument Corp.(c)...        225,250
     28,800   GTE Corp. ....................      2,181,600
    133,400   Lucent Technologies, Inc. ....      8,996,163
     54,000   MCI Worldcom, Inc.(a)(c)......      4,657,500
     18,650   Nortel Networks Corp. ........      1,619,053
     57,200   SBC Communications, Inc. .....      3,317,600
      4,000   Scientific-Atlanta, Inc. .....        144,000
     18,600   Sprint Corp. (FON Group)......        982,313
     10,500   Sprint Corp. (PCS
                Group)(a)(c)................        599,812
     17,400   Tellabs, Inc.(c)..............      1,175,587
     14,700   US WEST, Inc. ................        863,625
                                              -------------
              TOTAL TELECOMMUNICATIONS......     41,141,793
                                              -------------
              TOBACCO -- 0.57%
     68,600   Philip Morris Companies,
                Inc. .......................      2,756,862
      5,600   UST, Inc. ....................        163,800
                                              -------------
              TOTAL TOBACCO.................      2,920,662
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              TOOLS -- 0.06%
      2,000   Black & Decker Corp. .........  $     126,250
      2,900   Cooper Industries, Inc. ......        150,800
      1,400   Snap-on, Inc. ................         50,663
                                              -------------
              TOTAL TOOLS...................        327,713
                                              -------------
              TOYS -- 0.10%
      4,600   Hasbro, Inc. .................        128,513
      4,700   Mattel, Inc. .................        124,256
     11,800   Toys "R" Us, Inc.(c)..........        244,112
                                              -------------
              TOTAL TOYS....................        496,881
                                              -------------
              TRANSPORTATION -- 0.48%
      4,900   AMR Corp.(c)..................        334,425
      5,300   Burlington Northern Santa
                Fe..........................        164,300
      6,300   CSX Corp. ....................        285,469
      5,100   Delta Air Lines, Inc. ........        293,887
     12,000   FDX Corp.(a)(c)...............        651,000
      2,500   Kansas City Southern
                Industries, Inc.............        159,531
      4,300   Norfolk Southern Corp. .......        129,537
      2,200   Ryder System, Inc. ...........         57,200
      7,000   Union Pacific Corp. ..........        408,188
                                              -------------
              TOTAL TRANSPORTATION..........      2,483,537
                                              -------------
              UTILITIES -- 1.49%
      5,200   AES Corp. ....................        302,250
      4,300   Ameren Corp. .................        165,013
      5,900   American Electric Power
                Company, Inc. ..............        221,619
      4,700   Carolina Power & Light
                Company(a)..................        201,219
      6,600   Central & South West Corp. ...        154,275
      4,900   Cinergy Corp. ................        156,800
      3,100   CMS Energy Corp. .............        129,813
      7,200   Consolidated Edison, Inc. ....        325,800
      4,600   Constellation Energy Group....        136,275
      6,100   DTE Energy Company............        244,000
      6,000   Dominion Resources, Inc.(a)...        259,875
     11,300   Duke Energy Corp. ............        614,438
      8,100   Edison International..........        216,675
      7,600   Entergy Corp. ................        237,500
      2,900   Florida Progress Corp. .......        119,806
      5,600   FPL Group, Inc. ..............        305,900
      7,400   FirstEnergy Corp. ............        229,400

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCK (CONTINUED)
              UTILITIES (CONTINUED)
      5,400   GPU, Inc. ....................  $     227,813
      3,600   New Century Energies, Inc. ...        139,725
      5,200   Niagara Mohawk Holdings,
                Inc. .......................         83,525
      1,500   Nicor, Inc. ..................         57,094
      6,400   Northern States Power
                Company.....................        154,800
     10,200   Peco Energy Company...........        427,125
     11,900   PG & E Corp. .................        386,750
      6,600   PP & L Resources, Inc. .......        202,950
      1,700   PacifiCorp....................         31,237
      1,100   Peoples Energy Corp. .........         41,456
      6,900   Public Service Enterprise
                Group, Inc. ................        282,037
      8,800   Reliant Energy, Inc. .........        243,100
      7,400   Sempra Energy.................        167,425
     21,600   Southern Company..............        572,400
      8,800   Texas Utilities Company.......        363,000
      6,700   Unicom Corp. .................        258,369
                                              -------------
              TOTAL UTILITIES...............      7,659,464
                                              -------------
              TOTAL COMMON STOCK (Cost
              $311,093,653).................    330,137,059
                                              -------------
              PREFERRED STOCK -- 0.68%
              AUTOMOBILES -- 0.09%
      8,000   Federal-Mogul Financing Trust
                144A........................        471,000
                                              -------------
              LEISURE AND RECREATION --0.11%
     13,000   Host Marriot Financing
                Trust.......................        541,125
                                              -------------
              MANUFACTURING -- 0.17%
     20,000   Owens Illinois, Inc. .........        875,000
                                              -------------
              OIL AND GAS -- 0.10%
     11,000   Tosco Financing Trust.........        536,250
                                              -------------
              TRANSPORTATION -- 0.21%
     20,000   Union Pacific Capital Trust...      1,057,500
                                              -------------
              TOTAL PREFERRED STOCK (Cost
              $3,191,600)...................      3,480,875
                                              -------------
              REGULATED INVESTMENT COMPANIES -- 1.90%
  9,797,104   Merrimac Cash Fund -- Premium
                Class(b) (Cost
                $9,797,104).................      9,797,104
                                              -------------


 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES -- 12.51%
              ADVERTISING 0.20%
$   600,000   Omnicom Group, Inc., 144A,
                2.25%, 01/06/13.............  $   1,008,750
                                              -------------
              BANKS -- 1.73%
  9,000,000   Home Savings of America,
                6.50%, 08/15/04.............      8,880,831
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.84%
    275,000   EMC Corp., 3.25%, 03/15/02....      1,355,063
  9,000,000   IBM Corp., Medium-Term Note,
                5.40%, 01/26/09.............      8,141,166
                                              -------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT.....................      9,496,229
                                              -------------
              CONSTRUCTION -- 0.25%
  1,250,000   Cemex SA, 10.75%, 07/15/00....      1,288,754
                                              -------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.18%
  1,000,000   Allied Waste North America,
                7.875%, 01/01/09............        927,500
                                              -------------
              FINANCE -- 0.17%
    900,000   Merrill Lynch, 0.25%,
                05/10/06....................        883,080
                                              -------------
              LEISURE AND RECREATION --0.19%
  1,000,000   Harrah's Operating Co., Inc.,
                7.875%, 12/15/05............        967,500
                                              -------------
              MACHINERY -- 0.19%
  1,000,000   American Standard, Inc.,
                7.375%, 02/01/08............        965,000
                                              -------------
              MANUFACTURING -- 0.56%
  1,000,000   AK Steel Corp., 7.875%,
                02/15/09....................        960,000
  1,000,000   Chancellor Media Corp.,
                8.125%, 12/15/07............        965,000
  1,000,000   Flag Limited, 8.25%,
                01/30/08....................        940,000
                                              -------------
              TOTAL MANUFACTURING...........      2,865,000
                                              -------------
              MEDIA -- 0.73%
  1,000,000   Falcon Holding Group L.P.,
                9.285%, 04/15/10............        700,000
    750,000   Grupo Televisa S.A., 11.375%,
                05/15/03....................        766,875
    400,000   Multicanal SA, 9.25%,
                02/01/02....................        348,000
  1,000,000   Sinclair Broadcast Group,
                9.00%, 07/15/07.............        987,500
  1,000,000   Young Broadcasting, Inc.,
                8.75%, 06/15/07.............        970,000
                                              -------------
              TOTAL MEDIA...................      3,772,375
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.19%
  1,000,000   Tenet Healthcare Corp.,
                8.625%, 01/15/07............        985,000
                                              -------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OFFICE SUPPLIES AND EQUIPMENT -- 0.18%
$ 1,100,000   Office Depot, Inc., 0.00%,
                11/01/08(c).................  $     903,375
                                              -------------
              OIL AND GAS -- 0.17%
    900,000   Diamond Offshore Drilling,
                3.75%, 02/15/07.............        884,250
                                              -------------
              PRIVATE ASSET BACKED: FINANCE -- 0.36%
  2,000,000   L.A. Arena Funding, LLC,
                7.656%, 12/15/21............      1,875,000
                                              -------------
              SPECIAL PURPOSE ENTITY --1.16%
  6,000,000   U.S. West Captial Funding,
                5.546%, 06/15/00............      5,995,836
                                              -------------
              TELECOMMUNICATIONS -- 2.64%
  1,000,000   Clear Channel Communications,
                2.625%, 04/01/03............      1,265,000
  1,500,000   KPN/Qwest BV, 144A, 8.125%,
                06/01/09....................      1,462,500
  1,000,000   NTL, Inc., 10.00%, 02/15/07...      1,035,000
  1,000,000   Nextel Communications, 9.75%,
                10/31/2007..................        697,500
  9,000,000   Sprint Capital Corp., 6.125%,
                11/15/08....................      8,387,550
    750,000   Telefonica de Argentina,
                8.375%, 10/01/00............        751,284
                                              -------------
              TOTAL TELECOMMUNICATIONS......     13,598,834
                                              -------------
              TRANSPORTATION -- 1.77%
  9,000,000   CSX Corp., 7.45%, 05/01/07....      9,114,138
                                              -------------
              TOTAL CORPORATES BOND AND
              NOTES (Cost $67,247,427)......     64,411,452
                                              -------------
              FOREIGN GOVERNMENT BONDS AND NOTES -- 3.48%
  3,000,000   Deutschland Republic, 7.375%,
                01/03/05....................      3,585,735
  3,174,301   Hellenic Republic, 8.60%,
                03/26/08....................      3,650,000
  3,437,200   New Zealand Government, 8.00%,
                04/15/04....................      3,690,063
    750,000   Republic of Argentina,
                Floating Rate, 9.25%,
                02/23/01....................        740,625
    738,000   Republic of Brazil, 7.375%,
                01/01/01....................        702,022
    750,000   Republic of Panama, 7.875%,
                02/13/02....................        724,819
  2,200,000   United Kingdom Gilts, 7.00%,
                06/07/02....................      3,610,042
  1,250,000   United Mexican States,
                Floating Rate, 6.52%,
                06/27/02....................      1,193,750
                                              -------------
              TOTAL FOREIGN GOVERNMENT BONDS
              AND NOTES (Cost
              $18,728,004)..................     17,897,056
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US GOVERNMENT SECURITIES -- 14.63%
              US TREASURY BONDS -- 4.70%
$ 6,175,000   7.25%, 05/15/16(a)............  $   6,777,063
 15,975,000   7.875%, 11/15/04(a)...........     17,442,703
                                              -------------
              TOTAL US TREASURY BONDS.......     24,219,766
                                              -------------
              US TREASURY NOTES -- 9.93%
 20,000,000   5.50%, 12/31/00(a)............     20,006,260
 29,665,000   7.50%, 05/15/02(a)............     31,101,913
                                              -------------
              TOTAL US TREASURY NOTES.......     51,108,173
                                              -------------
              TOTAL US GOVERNMENT SECURITIES
              (Cost $76,233,418)............     75,327,939
                                              -------------
              US GOVERNMENT AGENCY SECURITIES -- 14.60%
              FANNIE MAE -- 9.14%
  9,600,000   TBA, 6.00%, 08/01/29..........      9,066,000
 28,500,000   TBA, 7.00%, 08/01/29..........     28,286,250
  9,600,000   TBA, 7.50%, 09/01/29..........      9,726,000
                                              -------------
              TOTAL FANNIE MAE..............     47,078,250
                                              -------------
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 5.46%
  9,285,504   PL# 780743, 8.00%, 12/15/26...      9,544,588
 19,200,000   TBA, 6.50%, 08/15/29..........     18,552,000
                                              -------------
              TOTAL GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION..........     28,096,588
                                              -------------
              TOTAL US GOVERNMENT AGENCY
              SECURITIES (Cost
              $75,095,147)..................     75,174,838
                                              -------------
              COMMERCIAL PAPER -- 1.94%
 10,000,000   General Motors Acceptance
                Corp., 4.78%, 07/01/99 (Cost
                $10,000,000)................     10,000,000
                                              -------------
              TIME DEPOSITS -- 1.53%
  3,817,013   BankBoston, N.A., 5.995%,
                10/29/99(b).................      3,817,013
  1,292,737   Bank of Montreal, 4.87%,
                07/21/99(b).................      1,292,737
    722,813   Royal Bank of Scotland PLC,
                4.86%, 07/01/1999(b)........        722,813
  2,030,772   Royal Bank of Scotland PLC,
                4.87%, 07/26/1999(b)........      2,030,772
                                              -------------
              TOTAL TIME DEPOSITS (Cost
              $7,863,335)...................      7,863,335
                                              -------------
              SHORT TERM CORPORATE NOTES -- 14.96%
 12,000,000   First Union National Bank,
                Floating Rate, 5.195%,
                05/01/00(b).................     12,000,000
 20,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 6.105%,
                10/12/99(b).................     20,000,000

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$20,000,000   Morgan Stanley Dean Witter &
                Company, Floating Rate,
                5.975%, 01/11/00(b).........  $  20,000,000
 25,000,000   Prudential Securities, Inc.,
                Floating Rate, 6.25%,
                03/10/00(b).................     25,000,000
                                              -------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $77,000,000)......     77,000,000
                                              -------------
              TOTAL SECURITIES (Cost
              $656,249,688).................    671,089,658
                                              -------------
              REPURCHASE AGREEMENTS -- 0.98%
  3,634,884   With Investors Bank & Trust,
                dated 06/30/99, 4.25%, due
                07/01/99, repurchase
                proceeds at maturity
                $3,635,313, (Collateralized
                by Freddie Mac, 7.50%, due
                04/01/07, with a value of
                $3,816,758).................      3,634,884
  1,400,000   With Morgan Stanley Dean
                Witter & Company dated
                06/30/99, 4.12%, due
                07/01/99, repurchase
                proceeds at maturity
                $1,400,160, (Collateralized
                by U.S. Treasury Notes,
                5.75%, due 06/30/01, with a
                value of $1,432,013)........      1,400,000
                                              -------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $5,034,884).............  $   5,034,884
                                              -------------
              Total Investments -- 131.34%
              (Cost $661,284,572)...........  $ 676,124,542
              Liabilities less other
              assets -- (31.34)%............   (161,327,290)
                                              -------------
              NET ASSETS -- 100.00%.........  $ 514,797,252
                                              =============


The aggregate cost of securities for federal income tax purposes at June 30,1999 is $661,284,572.

    Gross unrealized appreciation..........  $ 27,663,346
    Gross unrealized depreciation..........   (12,823,376)
                                             ------------
    Net unrealized appreciation............  $ 14,839,970
                                             ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.
(ADR) -- American Depository Receipt.

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 99.32%
              AEROSPACE -- 3.70%
    230,000   Northrop Grumman Corp. ......  $   15,251,875
    200,000   Textron, Inc. ...............      16,462,500
    340,000   United Technologies..........      24,373,750
                                             --------------
              TOTAL AEROSPACE..............      56,088,125
                                             --------------
              AUTOMOBILES -- 2.26%
    135,000   Delphi Automotive Systems....       2,505,937
    330,000   Ford Motor Company...........      18,624,375
    200,000   General Motors Corp. ........      13,200,000
                                             --------------
              TOTAL AUTOMOBILES............      34,330,312
                                             --------------
              BANKS -- 8.00%
    440,000   Bank of New York.............      16,142,500
    300,000   Bank of America Corp. .......      21,993,750
    340,000   BankBoston Corp. ............      17,382,500
    260,000   Chase Manhattan Corp. .......      22,522,500
    270,000   Fleet Financial Group,
                Inc. ......................      11,981,250
    440,000   Mellon Bank Corp. ...........      16,005,000
    360,000   Wells Fargo & Company........      15,390,000
                                             --------------
              TOTAL BANKS..................     121,417,500
                                             --------------
              CHEMICALS -- 3.52%
    170,000   Dow Chemicals Co. ...........      21,568,750
    290,000   du Pont (E.I.) de
                Nemours(a).................      19,810,625
    280,000   Rohm & Haas Company..........      12,005,000
                                             --------------
              TOTAL CHEMICALS..............      53,384,375
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.64%
    400,000   Pitney Bowes, Inc. ..........      25,700,000
    500,000   Xerox Corp.(a)...............      29,531,250
                                             --------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT....................      55,231,250
                                             --------------
              CONSUMER GOODS AND SERVICES -- 7.34%
    540,000   Avon Products, Inc. .........      29,970,000
    180,000   Colgate-Palmolive Company....      17,775,000
    300,000   Dana Corp. ..................      13,818,750
    440,000   General Electric Company.....      49,720,000
                                             --------------
              TOTAL CONSUMER GOODS AND
              SERVICES.....................     111,283,750
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS -- 3.40%
    170,000   Eaton Corp.(a)...............  $   15,640,000
    420,000   Edison International.........      11,235,000
    280,000   Emerson Electric.............      17,605,000
    150,000   Thomas & Betts Corp. ........       7,087,500
                                             --------------
              TOTAL ELECTRONICS............      51,567,500
                                             --------------
              FINANCE -- 2.20%
    200,000   Fannie Mae...................      13,675,000
    140,000   J.P. Morgan & Company(a).....      19,670,000
                                             --------------
              TOTAL FINANCE................      33,345,000
                                             --------------
              INSURANCE -- 5.74%
    220,000   Chubb Corp.(a)...............      15,290,000
    270,000   CIGNA Corp. .................      24,030,000
    520,000   Citigroup....................      24,700,000
    440,000   Lincoln National Corp. ......      23,017,500
                                             --------------
              TOTAL INSURANCE..............      87,037,500
                                             --------------
              MACHINERY -- 2.39%
    340,000   Caterpiller Inc. ............      20,400,000
    400,000   Deere & Co. .................      15,850,000
                                             --------------
              TOTAL MACHINERY..............      36,250,000
                                             --------------
              MANUFACTURING -- 3.92%
    190,000   Honeywell, Inc.(a)...........      22,016,250
    170,000   Minnesota Mining &
                Manufacturing..............      14,779,375
    240,000   Tyco International Ltd.(a)...      22,740,000
                                             --------------
              TOTAL MANUFACTURING..........      59,535,625
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.00%
    250,000   Baxter International,
                Inc. ......................      15,156,250
                                             --------------
              METALS AND MINING -- 2.42%
    260,000   Alcoa, Inc. .................      16,087,500
    190,000   Phelps Dodge Corp. ..........      11,768,125
    150,000   Reynolds Metals Company......       8,850,000
                                             --------------
              TOTAL METALS AND MINING......      36,705,625
                                             --------------

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS -- 17.66%
    190,000   BP Amoco PLC -- (ADR)(a).....  $   20,615,000
    160,000   Atlantic Richfield Company...      13,370,000
    380,000   Baker Hughes, Inc. ..........      12,730,000
    160,000   Chevron Corp. ...............      15,230,000
    230,000   CMS Energy Corp.(a)..........       9,631,250
    310,000   Consolidated Natural Gas.....      18,832,500
    440,000   Diamond Offshore Drilling,
                Inc. ......................      12,485,000
    480,000   El Paso Energy Corp. ........      16,890,000
    310,000   Enron Corp. .................      25,342,500
    300,000   Exxon Corp. .................      23,137,500
    350,000   Halliburton Company..........      15,837,500
    220,000   Mobil Corp. .................      21,780,000
    260,000   Schlumberger, Ltd. ..........      16,558,750
    250,000   Texaco, Inc. ................      15,625,000
    700,000   Williams Companies, Inc. ....      29,793,750
                                             --------------
              TOTAL OIL AND GAS............     267,858,750
                                             --------------
              PAPER AND FOREST PRODUCTS -- 6.60%
    300,000   Bowater, Inc. ...............      14,175,000
    460,000   Georgia-Pacific Group........      21,792,500
    620,000   International Paper
                Company....................      31,310,000
    210,000   Temple Inland, Inc. .........      14,332,500
    270,000   Weyerhaeuser Company(a)......      18,562,500
                                             --------------
              TOTAL PAPER AND FOREST
              PRODUCTS.....................     100,172,500
                                             --------------
              PHARMACEUTICALS -- 6.74%
    380,000   American Home Products
                Corp. .....................      21,850,000
    280,000   Bristol-Myers Squibb
                Company....................      19,722,500
     50,000   Eli Lilly & Company..........       3,581,250
    220,000   Merck & Company, Inc. .......      16,280,000
    330,000   Pharmacia & Upjohn, Inc. ....      18,748,125
    230,000   SmithKline Beecham PLC
                (ADR)......................      15,194,375
    100,000   Warner-Lambert Company.......       6,937,500
                                             --------------
              TOTAL PHARMACEUTICALS........     102,313,750
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PUBLISHING -- 1.32%
    370,000   McGraw-Hill Companies,
                Inc. ......................  $   19,956,875
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.64%
    140,000   Avalonbay Communities,
                Inc. ......................       5,180,000
    220,000   Boston Properties Inc. ......       7,892,500
    360,000   Crescent Real Estate Equity
                Company....................       8,550,000
    320,000   Equity Office Properties.....       8,200,000
    170,000   Equity Residential
                Properties.................       7,660,625
     90,000   Health Care Property
                Investment, Inc. ..........       2,598,750
                                             --------------
              TOTAL REAL ESTATE INVESTMENT
              TRUSTS.......................      40,081,875
                                             --------------
              TELECOMMUNICATIONS -- 11.84%
    320,000   Ameritech Corp. .............      23,520,000
    465,000   AT & T Corp. ................      25,952,813
    340,000   Bell Atlantic Corp. .........      22,227,500
    420,000   Bellsouth Corp. .............      19,687,500
    280,000   Frontier Corp. ..............      16,520,000
    260,000   GTE Corp. ...................      19,695,000
    390,000   SBC Communications, Inc. ....      22,620,000
    300,000   Sprint Corp. (FON Grp.)......      15,843,750
    230,000   US West, Inc. ...............      13,512,500
                                             --------------
              TOTAL TELECOMMUNICATIONS.....     179,579,063
                                             --------------
              TOBACCO -- 0.69%
    260,000   Philip Morris Companies,
                Inc. ......................      10,448,750
                                             --------------
              UTILITIES: ELECTRIC -- 2.30%
    230,000   Carolina Power & Light(a)....       9,846,875
    290,000   Duke Energy Corp. ...........      15,768,750
    170,000   FPL Group, Inc. .............       9,286,250
                                             --------------
              TOTAL UTILITIES: ELECTRIC....      34,901,875
                                             --------------
              TOTAL COMMON STOCK (Cost
              $986,486,526)................   1,506,646,250
                                             --------------

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              REGULATED INVESTMENT COMPANY -- 0.00%
         10   Merrimac Cash Fund -- Premium
                Class(b) (Cost $10)........  $           10
                                             --------------
 PRINCIPAL
-----------
              COMMERCIAL PAPER -- 0.20%
$   100,000   American Express Credit
                Corp., 5.05%, 07/22/99.....          99,705
    100,000   General Electric Capital Co.,
                4.81%, 07/07/99............          99,920
    200,000   General Electric Capital Co.,
                4.90%, 07/22/99............         199,428
    500,000   MCI Worldcom, Inc., 5.02%,
                07/13/99...................         499,163
    600,000   Sears Roebuck Acceptance,
                5.13%, 07/20/99............         598,376
  1,500,000   TRW, Inc., 5.25%, 07/13/99...       1,497,375
                                             --------------
              TOTAL COMMERCIAL PAPER (Cost
              $2,993,967)..................       2,993,967
                                             --------------
              TIME DEPOSITS -- 0.62%
  3,931,197   BankBoston, N.A., 5.995%,
                10/29/99(b)................       3,931,197
  1,854,595   Bank of Montreal, 4.87%,
                07/21/99(b)................       1,854,595
  3,573,878   Royal Bank of Scotland,
                4.86%, 07/01/99(b).........       3,573,878
         10   Royal Bank of Scotland,
                4.87%, 07/26/99(b).........              10
                                             --------------
              TOTAL TIME DEPOSITS
              (Cost $9,359,680)............       9,359,680
                                             --------------
              SHORT TERM CORPORATE NOTES -- 5.27%
 25,000,000   Bear Stearns and Co., Inc.,
                Floating Rate, 6.005%(++),
                12/27/99(b)................      25,000,000
  5,000,000   First Union National Bank,
                Floating Rate, 5.195%(++),
                05/01/00(b)................       5,000,000

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$10,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 6.105%(++),
                10/12/99(b)................  $   10,000,000
 30,000,000   Morgan Stanley Dean Witter &
                Co., Floating Rate,
                5.975%(++), 01/11/00(b)....      30,000,000
 10,000,000   Morgan Stanley Dean Witter &
                Co., 6.105%, 07/01/99(b)...      10,000,000
                                             --------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $80,000,000).....      80,000,000
                                             --------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES --
              0.01%
    100,000   Freddie Mac, 4.69%, 07/14/99
                (Cost $99,831).............          99,831
                                             --------------
              Total Investments -- 105.42%
              (Cost $1,078,940,014)........   1,599,099,738
              Liabilities less other
              assets -- (5.42)%............     (82,185,143)
                                             --------------
              NET ASSETS -- 100.00%........  $1,516,914,595
                                             ==============


The aggregate cost of securities for federal income tax purposes at June 30, 1999 is $1,078,940,014.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $524,958,153
    Gross unrealized depreciation..........    (4,798,429)
                                             ------------
    Net unrealized appreciation............  $520,159,724
                                             ============

---------------
(a)  All or part of this security is on loan.
(b)  Collateral for securities on loan.
(ADR) -- American Depository Receipts.
(++) This interest rate is subject to change monthly based on the London
     Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 1999.

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 96.89%
              AEROSPACE -- 1.19%
    141,700   Lockheed Martin Corp. .........  $  5,278,325
                                               ------------
              AUTOMOBILES -- 0.88%
     69,300   Ford Motor Company.............     3,911,119
                                               ------------
              AUTOMOTIVE PRODUCTS -- 0.65%
    154,800   Delphi Automotive Systems
                Corp. .......................     2,873,475
                                               ------------
              BANKS -- 7.87%
    157,300   BankBoston Corp. ..............     8,041,962
    143,900   Bank of America Corp. .........    10,549,669
     77,800   Bank One Corp. ................     4,633,962
     74,700   Household International,
                Inc. ........................     3,538,912
     35,000   KeyCorp. ......................     1,124,375
    198,600   Washington Mutual, Inc. .......     7,025,475
                                               ------------
              TOTAL BANKS....................    34,914,355
                                               ------------
              CHEMICALS -- 4.20%
    162,600   Air Products & Chemicals.......     6,544,650
     84,300   PPG Industries, Inc. ..........     4,978,969
    145,300   Praxair, Inc. .................     7,110,619
                                               ------------
              TOTAL CHEMICALS................    18,634,238
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.77%
    354,600   Compaq Computer Corp. .........     8,399,587
    151,900   Seagate Technology, Inc.(c)....     3,892,438
                                               ------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT......................    12,292,025
                                               ------------
              CONSUMER GOODS AND SERVICES -- 6.56%
    200,400   Dana Corp. ....................     9,230,925
    113,000   Eastman Kodak..................     7,655,750
     95,000   Kimberly-Clark Corp. ..........     5,415,000
    146,200   Newell Rubbermaid, Inc.(a).....     6,798,300
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................    29,099,975
                                               ------------
              DEFENSE -- 1.29%
     59,400   Raytheon Company -- Class A....     4,091,175
     23,000   Raytheon Company -- Class B....     1,618,625
                                               ------------
              TOTAL DEFENSE..................     5,709,800
                                               ------------
              ELECTRIC -- INTEGRATED -- 0.88%
     95,500   Public Service Enterprise
                Group, Inc. .................     3,903,563
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS -- 1.31%
     92,800   Emerson Electric...............  $  5,834,800
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.20%
     99,400   Waste Management, Inc. ........     5,342,750
                                               ------------
              FINANCE -- 0.75%
     42,100   Loews Corp. ...................     3,331,163
                                               ------------
              FOOD AND BEVERAGE -- 5.11%
    534,197   Archer Daniels Midland.........     8,246,666
     65,800   Bestfoods......................     3,257,100
    238,700   ConAgra, Inc. .................     6,355,387
    207,100   Pepsi Bottling Group, Inc. ....     4,776,244
                                               ------------
              TOTAL FOOD AND BEVERAGE........    22,635,397
                                               ------------
              INSURANCE -- 10.59%
    117,400   Aetna, Inc. ...................    10,499,962
    232,800   Allstate Corp. ................     8,351,700
    139,000   Chubb Corp. ...................     9,660,500
     69,300   CIGNA Corp. ...................     6,167,700
    205,200   St. Paul Companies.............     6,527,925
    104,600   UNUM Corp. ....................     5,726,850
                                               ------------
              TOTAL INSURANCE................    46,934,637
                                               ------------
              MACHINERY -- 2.49%
    174,900   Crown Cork & Seal, Inc. .......     4,984,650
    152,900   Deere & Company................     6,058,662
                                               ------------
              TOTAL MACHINERY................    11,043,312
                                               ------------
              MANUFACTURING -- 1.73%
    265,400   Masco Corp.(a).................     7,663,425
                                               ------------
              MEDIA -- 0.90%
     55,900   Gannett Company, Inc. .........     3,989,862
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 4.03%
    140,900   Baxter International, Inc. ....     8,542,062
    121,200   McKesson HBOC, Inc. ...........     3,893,550
    292,300   Tenet Healthcare Corp.(c)......     5,425,819
                                               ------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES.......................    17,861,431
                                               ------------

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              OIL AND GAS -- 13.93%
     78,500   Amerada Hess Corp. ............  $  4,670,750
     30,600   Atlantic Richfield Company.....     2,557,012
    162,200   Burlington Resources, Inc. ....     7,015,150
    339,600   Conoco, Inc. ..................     9,466,350
    114,400   duPont (E.I.) de Nemours.......     7,814,950
    103,200   Halliburton Company............     4,669,800
    105,000   USX-Marathon Group.............     3,419,063
    175,400   Occidental Petroleum...........     3,705,325
     36,500   Schlumberger Ltd. .............     2,324,594
     94,700   Tenneco, Inc. .................     2,260,963
     30,000   Texaco, Inc. ..................     1,875,000
      6,400   Tosco Corp. ...................       166,000
    288,200   Union Pacific Resources
                Group........................     4,701,263
    179,300   Unocal Corp. ..................     7,104,763
                                               ------------
              TOTAL OIL AND GAS..............    61,750,983
                                               ------------
              PAPER AND FOREST PRODUCTS -- 5.21%
    124,000   Champion International.........     5,936,500
    228,800   Fort James Corp. ..............     8,665,800
    168,000   International Paper
                Company(a)...................     8,484,000
                                               ------------
              TOTAL PAPER AND FOREST
                PRODUCTS.....................    23,086,300
                                               ------------
              RETAIL -- 4.62%
    161,500   Federated Department
                Stores(c)....................     8,549,406
    157,200   May Department Stores(a).......     6,425,550
    123,400   Sears, Roebuck & Company.......     5,499,013
                                               ------------
              TOTAL RETAIL...................    20,473,969
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS -- 7.48%
    112,000   AT&T Corp.(a)..................  $  6,251,000
    126,802   Bell Atlantic Corp. ...........     8,289,681
    136,000   GTE Corp. .....................    10,302,000
    141,500   US West, Inc. .................     8,313,125
                                               ------------
              TOTAL TELECOMMUNICATIONS.......    33,155,806
                                               ------------
              TIRE AND RUBBER -- 1.47%
    110,900   Goodyear Tire & Rubber Company      6,522,306
                                               ------------
              TRANSPORTATION -- 5.73%
     60,500   Allied Signal, Inc. ...........     3,811,500
    280,500   Burlington Northern Santa Fe...     8,695,500
    163,700   CSX Corp. .....................     7,417,656
    181,900   Norfolk Southern Corp. ........     5,479,738
                                               ------------
              TOTAL TRANSPORTATION...........    25,404,394
                                               ------------
              UTILITIES: ELECTRIC -- 4.05%
     93,400   American Electric Power,
                Inc.(a)......................     3,508,337
    152,700   FirstEnergy Corp. .............     4,733,700
     76,600   FPL Group, Inc. ...............     4,184,275
    133,600   Texas Utilities Company........     5,511,000
                                               ------------
              TOTAL UTILITIES: ELECTRIC......    17,937,312
                                               ------------
              TOTAL COMMON STOCK (Cost
              $412,210,217)..................   429,584,722
                                               ------------
              REGULATED INVESTMENT COMPANY -- 0.39%
  1,732,194   Merrimac Cash Fund -- Premium
                Class(b) (Cost $1,732,194)...     1,732,194
                                               ------------

                       See notes to financial statements.

                             EQUITY VALUE PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 3.61%
$ 2,000,000   First Union National Bank,
                5.195%, 05/01/00(b)..........  $  2,000,000
 14,000,000   Prudential Securities, Inc.,
                6.25%, 03/10/00(b)...........    14,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $16,000,000).......    16,000,000
                                               ------------
              TIME DEPOSITS -- 1.37%
     54,188   BankBoston, N.A., 5.995%,
                10/29/99(b)..................        54,188
    830,107   Bank of Montreal, 4.87%,
                07/21/99(b)..................       830,107
  4,465,609   Royal Bank of Scotland, 4.86%,
                07/01/99(b)..................     4,465,609
    721,202   Royal Bank of Scotland, 4.87%,
                07/26/99(b)..................       721,202
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $6,071,106)....................     6,071,106
                                               ------------
              TOTAL SECURITIES (Cost
              $436,013,517)..................   453,388,022
                                               ------------
              REPURCHASE AGREEMENT -- 0.86%
  3,809,792   With Investors Bank & Trust
                dated 06/30/99, 4.25%, due
                07/01/99, repurchase proceeds
                at maturity $3,810,241
                (Collateralized by Freddie
                Mac, 6.881%, due 10/01/23,
                with a value of $4,000,406)
                (Cost $3,809,792)............     3,809,792
                                               ------------
              Total Investments -- 103.12%
              (Cost $439,823,309)............   457,197,814
              Liabilities less other
              assets -- (3.12)%..............   (13,819,696)
                                               ------------
              NET ASSETS -- 100.00%..........  $443,378,118
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 1999 is $439,823,309.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation............  $ 36,610,075
    Gross unrealized depreciation............   (19,235,570)
                                               ------------
    Net unrealized appreciation..............  $ 17,374,505
                                               ============

---------------

(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                        VALUE
  ------                                    --------------
             COMMON STOCK -- 99.46%
             ADVERTISING -- 1.40%
    166,200  Interpublic Group, Inc.(a)...  $   14,397,075
                                            --------------
             AEROSPACE -- 2.59%
    101,100  AlliedSignal, Inc. ..........       6,369,300
    283,700  United Technologies Corp. ...      20,337,744
                                            --------------
             TOTAL AEROSPACE..............      26,707,044
                                            --------------
             BANKS -- 4.69%
    107,900  Bank of America Corp. .......       7,910,419
     83,600  Comerica, Inc. ..............       4,968,975
    118,300  Fifth Third Bancorp(a).......       7,874,344
     99,500  First Security Corp. ........       2,711,375
    470,376  Firstar Corp. ...............      13,170,528
     30,900  Northern Trust Corp. ........       2,997,300
    180,800  Wells Fargo Company..........       7,729,200
     15,100  Zions Bancorporation.........         958,850
                                            --------------
             TOTAL BANKS..................      48,320,991
                                            --------------
             CHEMICALS -- 1.46%
     97,200  du Pont (E.I.) de Nemours....       6,639,975
    172,100  Praxair, Inc. ...............       8,422,144
                                            --------------
             TOTAL CHEMICALS..............      15,062,119
                                            --------------
             BROADCAST SERVICES -- 3.77%
    455,816  AT&T Corp. -- Liberty Media
               Group -- Class A(c)........      16,751,238
     60,500  Clear Channel Communications,
               Inc.(c)....................       4,170,719
    138,500  Comcast Corp. ...............       5,323,594
    169,700  MediaOne Group, Inc.(a)(c)...      12,621,438
                                            --------------
             TOTAL BROADCAST SERVICES.....      38,866,989
                                            --------------
             COMPUTER SOFTWARE AND SERVICES -- 9.41%
     66,900  America Online, Inc.(c)......       7,392,450
    293,200  Cisco Systems, Inc.(c).......      18,911,400
     33,600  CMGI, Inc.(a)(c).............       3,832,500
     70,550  Comverse Technology,
               Inc.(c)....................       5,326,525
    471,400  Microsoft Corp.(c)...........      42,514,387
    181,600  Sun Microsystems, Inc.(c)....      12,507,700
    166,200  Unisys Corp.(c)..............       6,471,413
                                            --------------
             TOTAL COMPUTER SOFTWARE AND
             SERVICES.....................      96,956,375
                                            --------------
             COMPUTERS AND OFFICE EQUIPMENT -- 5.29%
     99,100  Apple Computer, Inc.(a)(c)...       4,589,569
     92,800  EMC Corp.(c).................       5,104,000

  SHARES                                        VALUE
  ------                                    --------------
             COMMON STOCK (CONTINUED)
             COMPUTERS AND OFFICE EQUIPMENT (CONTINUED)
     97,300  Hewlett-Packard Co. .........  $    9,778,650
    176,900  International Business
               Machines Corp. ............      22,864,325
     44,100  Lexmark International Group,
               Inc.(c)....................       2,913,356
    144,900  Pitney Bowes, Inc. ..........       9,309,825
                                            --------------
             TOTAL COMPUTER AND OFFICE
             EQUIPMENT....................      54,559,725
                                            --------------
             CONSUMER GOODS AND SERVICES -- 5.77%
     55,600  Clorox Company(a)............       5,938,775
    101,500  Colgate-Palmolive Company....      10,023,125
    330,000  General Electric Company.....      37,290,000
    108,900  Kimberly-Clark Corp. ........       6,207,300
                                            --------------
             TOTAL CONSUMER GOODS AND
             SERVICES.....................      59,459,200
                                            --------------
             ELECTRONICS -- 3.56%
    233,700  Motorola, Inc. ..............      22,143,075
    136,100  Solectron Corp.(c)...........       9,076,169
     37,800  Texas Instruments, Inc. .....       5,481,000
                                            --------------
             TOTAL ELECTRONICS............      36,700,244
                                            --------------
             FINANCIAL SERVICES -- 6.34%
    114,500  American Express
               Company(a).................      14,899,312
     98,300  Capital One Financial
               Corp. .....................       5,474,081
     81,800  Charles Schwab Corp. ........       8,987,775
    438,300  Citigroup, Inc. .............      20,819,250
     68,000  Morgan Stanley Dean Witter &
               Co. .......................       6,970,000
     87,100  Providian Financial Corp. ...       8,143,850
                                            --------------
             TOTAL FINANCIAL SERVICES.....      65,294,268
                                            --------------
             FOOD AND BEVERAGE -- 0.90%
    187,500  Safeway, Inc.(c).............       9,281,250
                                            --------------
             INSURANCE -- 3.11%
     99,400  AFLAC Inc. ..................       4,758,775
     83,000  American General Corp. ......       6,256,125
    179,400  American International
               Group......................      21,001,013
                                            --------------
             TOTAL INSURANCE..............      32,015,913
                                            --------------
             LEISURE AND
               RECREATION -- 0.84%
    178,000  Carnival Corp., Class A......       8,633,000
                                            --------------
             MANUFACTURING -- 4.61%
     41,500  Honeywell, Inc. .............       4,808,812

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                        VALUE
  ------                                    --------------
             COMMON STOCK (CONTINUED)
             MANUFACTURING (CONTINUED)
     64,700  Sealed Air Corp.(a)(c).......  $    4,197,413
    406,200  Tyco International Ltd.(a)...      38,487,450
                                            --------------
             TOTAL MANUFACTURING..........      47,493,675
                                            --------------
             MEDIA -- 3.78%
    312,400  Time Warner Inc. ............      22,961,400
    363,800  Viacom Inc. Class B(c).......      16,007,200
                                            --------------
             TOTAL MEDIA..................      38,968,600
                                            --------------
             MEDICAL -- BIOMEDICAL -- 1.52%
    103,900  Amgen, Inc.(c)...............       6,324,913
    114,000  Biogen, Inc.(c)..............       7,331,625
     16,000  Immunex Corp.(c).............       2,039,000
                                            --------------
             TOTAL MEDICAL --BIOMEDICAL...      15,695,538
                                            --------------
             MEDICAL PRODUCTS -- 1.67%
     65,200  Bausch & Lomb, Inc. .........       4,987,800
    124,900  Johnson & Johnson............      12,240,200
                                            --------------
             TOTAL MEDICAL PRODUCTS.......      17,228,000
                                            --------------
             OIL AND GAS -- 3.33%
    148,100  Conoco, Inc.(a)..............       4,128,287
    162,500  Enron Corp. .................      13,284,375
    218,900  Exxon Corp. .................      16,882,662
                                            --------------
             TOTAL OIL AND GAS............      34,295,324
                                            --------------
             PHARMACEUTICALS -- 6.05%
     33,300  Allergan, Inc. ..............       3,696,300
    196,600  American Home Products
               Corp. .....................      11,304,500
    193,100  Pharmacia & Upjohn, Inc. ....      10,970,494
    399,200  Schering-Plough Corp. .......      21,157,600
    220,300  Warner Lambert Company.......      15,283,313
                                            --------------
             TOTAL PHARMACEUTICALS........      62,412,207
                                            --------------
             RETAIL -- 13.23%
     34,500  Amazon.com, Inc.(a)(c).......       4,316,812
    102,700  Best Buy Co., Inc.(c)........       6,932,250
    190,900  Costco Companies, Inc.(c)....      15,283,931
    291,900  CVS Corp. ...................      14,923,387
     89,400  Dayton Hudson Corp. .........       5,811,000
    241,800  Estee Lauder Companies --
               Class A(a).................      12,120,225
    160,275  Gap, Inc. ...................       8,073,853
    274,200  Home Depot, Inc. ............      17,668,762

  SHARES                                        VALUE
  ------                                    --------------
             COMMON STOCK (CONTINUED)
             RETAIL (CONTINUED)
     35,200  NIKE, Inc. ..................  $    2,228,600
    351,000  TJX Companies, Inc. .........      11,692,688
    537,000  Wal-Mart Stores, Inc. .......      25,910,250
    389,700  Walgreen Company.............      11,447,438
                                            --------------
             TOTAL RETAIL.................     136,409,196
                                            --------------
             TELECOMMUNICATIONS -- 14.93%
     67,300  ALLTEL Corp. ................       4,811,950
    214,700  BellSouth Corp. .............      10,064,062
    425,900  Lucent Technologies..........      28,721,631
    253,300  MCI Worldcom, Inc.(c)........      21,847,125
    119,678  Nokia Corp. (ADR)............      10,958,017
     65,900  Qualcom, Inc.(a)(c)..........       9,456,650
    389,400  SBC Communications, Inc. ....      22,585,200
    410,200  Sprint Corp. (Fon Group).....      21,663,687
     88,400  Sprint Corp. (PCS
               Group)(c)..................       5,049,850
    144,500  Tellabs, Inc.(c).............       9,762,781
     45,700  Vodafone AirTouch PLC
               (ADR)......................       9,002,900
                                            --------------
             TOTAL TELECOMMUNICATIONS.....     153,923,853
                                            --------------
             TRANSPORTATION -- 1.21%
    142,200  FDX Corp.(a)(c)..............       7,714,350
     82,000  Union Pacific Corp. .........       4,781,625
                                            --------------
             TOTAL TRANSPORTATION.........      12,495,975
                                            --------------
             TOTAL COMMON STOCK
               (Cost $787,212,944)........   1,025,176,561
                                            --------------

 PRINCIPAL
-----------
             REGULATED INVESTMENT COMPANY -- 0.00%
$       100  Merrimac Cash Fund -- Premium
               Class (b) (Cost $100)......             100
                                            --------------
             TIME DEPOSITS -- 2.85%
  2,235,052  BankBoston, N.A.,
               5.995%, 10/29/99(b)........       2,235,052
 19,941,152  Bank of Montreal,
               4.87%, 07/21/99(b).........      19,941,152
  5,422,829  Royal Bank of Scotland,
               4.86%, 07/01/99(b).........       5,422,829
  1,768,714  Royal Bank of Scotland,
               4.87%, 07/26/99(b).........       1,768,714
                                            --------------
             TOTAL TIME DEPOSITS
               (Cost $29,367,747).........      29,367,747
                                            --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                      VALUE
 ---------                                  --------------
             SHORT TERM CORPORATE
               NOTES -- 4.27%
$ 6,000,000  First Union National Bank,
               Floating Rate, 5.195%,
               05/01/00(b)................  $    6,000,000
 10,000,000  JP Morgan Securities, Inc.,
               Floating Rate, 6.105%,
               10/12/99(b)................      10,000,000
 13,000,000  Morgan Stanley Dean Witter &
               Co., Floating Rate, 5.975%,
               01/11/00(b)................      13,000,000
 15,000,000  Prudential Securities, Inc.,
               Floating Rate, 6.25%,
               03/10/00(b)................      15,000,000
                                            --------------
             TOTAL SHORT TERM CORPORATE
             NOTES
             (Cost $44,000,000)...........      44,000,000
                                            --------------
             TOTAL SECURITIES
               (Cost $860,580,791)........   1,098,544,408
                                            --------------
             REPURCHASE AGREEMENTS --0.44%
  4,550,117  With Investors Bank & Trust,
               dated 06/30/99, 4.25%, due
               07/01/99, repurchase
               proceeds at maturity
               $4,550,655 (Collateralized
               by Federal Home Loan Bank,
               6.395%, due 10/15/02 with a
               value of $4,784,356) (Cost
               $4,550,117)................       4,550,117
                                            --------------
             Total Investments -- 107.02%
               (Cost $865,130,908)........   1,103,094,525
             Liabilities less other
               assets -- (7.02)%..........     (72,328,123)
                                            --------------
             NET ASSETS -- 100.00%........  $1,030,766,402
                                            ==============

The aggregate cost of investments for federal income tax purposes at June 30, 1999 is $865,130,908.

The following amount is based on costs for federal income tax purposes:

Gross unrealized appreciation.........  $244,253,279
Gross unrealized depreciation.........    (6,289,662)
                                        ------------
Net unrealized appreciation...........  $237,963,617
                                        ============

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing securities.
(ADR) -- American Depository Receipts.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK -- 96.30%
              ADVERTISING -- 1.74%
     95,000   Clear Channel Communications,
                Inc. ........................  $  6,549,062
    113,700   Interpublic Group, Inc.(a).....     9,849,263
                                               ------------
              TOTAL ADVERTISING..............    16,398,325
                                               ------------
              BANKS -- 0.85%
     65,000   Associates First Capital
                Corp. .......................     2,880,312
    140,000   Bank of New York...............     5,136,250
                                               ------------
              TOTAL BANKS....................     8,016,562
                                               ------------
              BEVERAGES -- 0.64%
     85,000   Anheuser-Busch Companies,
                Inc. ........................     6,029,687
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 10.80%
    133,000   America Online, Inc.(c)........    14,696,500
    441,900   Cisco Systems, Inc.(a)(c)......    28,502,550
    116,500   Electronic Arts(c).............     6,320,125
    433,100   Microsoft Corp.(a)(c)..........    39,060,206
    190,100   Oracle Corp. ..................     7,057,463
     17,500   PE Corp-Celera Genomics
                Group(c).....................       283,281
     34,000   Yahoo!, Inc.(c)................     5,856,500
                                               ------------
              TOTAL COMPUTER SOFTWARE AND
              SERVICES.......................   101,776,625
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 5.05%
    125,000   Dell Computer Corp.(c).........     4,625,000
    297,500   EMC Corp.(a)(c)................    16,362,500
    215,600   Hewlett-Packard Company(a).....    21,667,800
     38,000   International Business
                Machines.....................     4,911,500
                                               ------------
              TOTAL COMPUTERS AND OFFICE
              EQUIPMENT......................    47,566,800
                                               ------------
              CONSTRUCTION -- 0.30%
     50,000   Lowe's Companies, Inc. ........     2,834,375
                                               ------------
              CONSUMER GOODS AND SERVICES -- 10.89%
     55,000   Colgate-Palmolive Company......     5,431,250
    350,600   General Electric Company.......    39,617,800
    577,000   Gillette Company...............    23,657,000
    148,300   Newell Rubbermaid, Inc.(a).....     6,895,950
    302,500   Proctor & Gamble Company.......    26,998,125
                                               ------------
              TOTAL CONSUMER GOODS AND
              SERVICES.......................   102,600,125
                                               ------------
              DEFENSE -- 0.83%
     75,000   General Dynamics Corp.(a)......     5,137,500
     38,000   United Technologies Corp. .....     2,724,125
                                               ------------
              TOTAL DEFENSE..................     7,861,625
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              ELECTRONICS -- 2.80%
     29,400   Circuit City Stores............  $  2,734,200
    227,100   Electronic Data Systems........    12,845,344
    162,400   Solectron Corp.(c).............    10,830,050
                                               ------------
              TOTAL ELECTRONICS..............    26,409,594
                                               ------------
              FINANCE -- 2.73%
     96,300   American Express Company.......    12,531,037
    120,000   Citigroup, Inc. ...............     5,700,000
    110,000   Fannie Mae.....................     7,521,250
                                               ------------
              TOTAL FINANCE..................    25,752,287
                                               ------------
              FOOD AND BEVERAGE -- 4.15%
    164,800   Bestfoods......................     8,157,600
    403,600   Coca-Cola Company..............    25,225,000
    185,000   Coca-Cola Enterprises,
                Inc.(a)......................     5,688,750
                                               ------------
              TOTAL FOOD AND BEVERAGE........    39,071,350
                                               ------------
              INSURANCE -- 2.57%
    206,500   American International Group...    24,173,406
                                               ------------
              LEISURE AND RECREATION -- 3.45%
    245,900   Carnival Corp. ................    11,926,150
    274,300   Marriot International, Inc.,
                Class A(a)...................    10,251,962
    333,900   Walt Disney Company............    10,288,294
                                               ------------
              TOTAL LEISURE AND RECREATION...    32,466,406
                                               ------------
              MANUFACTURING -- 2.94%
     35,000   PE Corp-PE Biosystems Group....     4,016,250
    250,000   Tyco International Ltd.(a).....    23,687,500
                                               ------------
              TOTAL MANUFACTURING............    27,703,750
                                               ------------
              MEDIA -- 0.43%
     55,000   Time Warner, Inc. .............     4,042,500
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 6.77%
     37,000   Bausch & Lomb, Inc. ...........     2,830,500
    335,200   Boston Scientific
                Corp.(a)(c)..................    14,727,850
     57,000   Cardinal Health, Inc.(a).......     3,655,125
    280,600   Johnson & Johnson(a)...........    27,498,800
    193,600   Medtronics, Inc. ..............    15,076,600
                                               ------------
              TOTAL MEDICAL AND OTHER HEALTH
              SERVICES.......................    63,788,875
                                               ------------
              OIL AND GAS -- 0.90%
    100,000   Conoco, Inc. ..................     2,787,500
     70,000   Enron Corp. ...................     5,722,500
                                               ------------
              TOTAL OIL AND GAS..............     8,510,000
                                               ------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS -- 11.23%
    140,000   Alza Corp.(c)..................  $  7,122,500
     90,000   American Home Products
                Corp. .......................     5,175,000
    248,100   Bristol-Myers Squibb Company...    17,475,544
    221,100   Eli Lilly & Company............    15,836,287
     45,000   Forest Laboratories, Inc.(c)...     2,081,250
    190,400   Merck & Company, Inc. .........    14,089,600
    292,800   Pfizer, Inc. ..................    32,134,800
     30,000   Sepracor, Inc.(a)(c)...........     2,437,500
    136,000   Warner-Lambert Company.........     9,435,000
                                               ------------
              TOTAL PHARMACEUTICALS..........   105,787,481
                                               ------------
              RESTAURANTS -- 2.53%
    508,700   McDonald's Corp. ..............    21,015,669
     52,000   Tricon Global Restaurants,
                Inc.(c)......................     2,814,500
                                               ------------
              TOTAL RESTAURANTS..............    23,830,169
                                               ------------
              RETAIL -- 7.03%
    135,500   Costco Companies, Inc. ........    10,848,469
     80,000   Dayton-Hudson Corp. ...........     5,200,000
    219,750   Gap Stores.....................    11,069,906
    338,400   Home Depot, Inc. ..............    21,805,650
     66,000   Nike, Inc. ....................     4,178,625
     54,900   Nordstrom, Inc. ...............     1,839,150
    105,000   Office Depot, Inc.(c)..........     2,316,563
     53,000   Safeway, Inc.(c)...............     2,623,500
     70,000   Walgreen Company...............     2,056,250
     90,000   Wal-Mart Stores, Inc. .........     4,342,500
                                               ------------
              TOTAL RETAIL...................    66,280,613
                                               ------------
              SEMICONDUCTORS -- 3.65%
     90,000   Altera Corp.(c)................     3,313,125
    446,100   Intel Corp. ...................    26,542,950
     22,000   STMicroelectronics N.V.(a).....     1,526,250
     21,000   Texas Instruments, Inc. .......     3,045,000
                                               ------------
              TOTAL SEMICONDUCTORS...........    34,427,325
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCK (CONTINUED)
              TELECOMMUNICATIONS -- 11.26%
     37,000   Global TeleSytems Group,
                Inc.(a)(c)...................  $  2,997,000
     55,000   GTE Corp. .....................     4,166,250
     90,000   LM Ericsson (ADR)..............     2,964,375
    240,250   Lucent Technologies............    16,201,859
    356,800   MCI Worldcom, Inc.(a)(c).......    30,774,000
     85,000   Motorola, Inc. ................     8,053,750
    121,000   Nextel Communications, Inc.
                Class A(a)(c)................     6,072,688
    169,000   Nokia Corp. (ADR)..............    15,474,063
     49,000   Qualcom, Inc.(a)(c)............     7,031,500
     45,000   SBC Communications, Inc. ......     2,610,000
    143,800   Tellabs, Inc.(c)...............     9,715,488
                                               ------------
              TOTAL TELECOMMUNICATIONS.......   106,060,973
                                               ------------
              THERAPEUTICS -- 1.69%
    250,000   Amgen, Inc.(c).................    15,218,750
     42,000   SangStat Medical Corp.(a)(c)...       724,500
                                               ------------
              TOTAL THERAPEUTICS.............    15,943,250
                                               ------------
              TOBACCO -- 1.07%
    250,000   Philip Morris Companies,
                Inc. ........................    10,046,875
                                               ------------
              TOTAL COMMON STOCK (Cost
              $656,389,877)..................   907,378,978
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 0.51%
  4,862,896   Merrimac Cash Fund -- Premium
                Class(b) (Cost $4,862,896)...     4,862,896
                                               ------------

 PRINCIPAL
-----------
              SHORT TERM CORPORATE NOTES -- 3.82%
$ 5,000,000   Goldman Sachs & Company, 4.90%,
                02/04/00(b)..................     5,000,000
 10,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 6.105% (++),
                10/12/99(b)..................    10,000,000
 21,000,000   Morgan Stanley Dean Witter,
                Floating Rate, 5.975% (++),
                01/11/00(b)..................    21,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
              NOTES (Cost $36,000,000).......    36,000,000
                                               ------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS -- 1.42%
$   727,939   BankBoston, N.A., 5.995%,
                10/29/99(b)..................  $    727,939
  8,711,925   Bank of Montreal, 4.87%,
                07/21/99(b)..................     8,711,925
  3,411,344   Royal Bank of Scotland, 4.86%,
                07/01/99(b)..................     3,411,344
    502,124   Royal Bank of Scotland, 4.87%,
                07/26/99(b)..................       502,124
                                               ------------
              TOTAL TIME DEPOSITS (Cost
              $13,353,332)...................    13,353,332
                                               ------------
              TOTAL SECURITIES (Cost
              $710,606,105)..................   961,595,206
                                               ------------
              REPURCHASE AGREEMENTS -- 3.71%
  7,790,174   With Investors Bank & Trust,
                dated 06/30/99, 4.25%, due
                07/01/99, repurchase proceeds
                at maturity $7,791,093
                (Collaterized by Freddie Mac,
                Floating Rate, 6.00% (++),
                with a value of $7,326,462,
                due 05/15/23, and Fannie Mae
                Adjustable Rate Mortgage,
                6.542%, with a value of
                $853,337, due 09/01/23)......     7,790,174
  6,814,747   With Investors Bank & Trust,
                dated 06/30/99, 4.25%, due
                07/01/99, repurchase proceeds
                at maturity $6,815,552,
                (Collateralized by Freddie
                Mac, Floating Rate, 5.70%
                (++), with a value of
                $910,763, due 11/15/23, and
                Fannie Mae, Floating Rate,
                6.244% (++), with a value of
                $6,245,203 due 10/25/22).....     6,814,747

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
$20,400,000   With Morgan Stanley Dean
                Witter, dated 06/30/99,
                4.12%, due 07/01/99,
                repurchase proceeds at
                maturity $20,402,335,
                (Collateralized by U.S.
                Treasury Notes, 5.75%, with a
                value of $20,809,248, due
                06/30/01)....................  $ 20,400,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $35,004,921).............    35,004,921
                                               ------------
              Total Investments -- 105.76%
              (Cost $745,611,026)............   996,600,127
              Liabilities less other
              assets -- (5.76)%..............   (54,315,715)
                                               ------------
              NET ASSETS -- 100.00%..........  $942,284,412
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 1999, is $745,611,026.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $258,218,803
    Gross unrealized depreciation..........    (7,229,702)
                                             ------------
    Net unrealized appreciation............  $250,989,101
                                             ============

---------------

(a)   All or part of this security is on loan.
(b)   Collateral for securities on loan.
(c)   Non-income producing security.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate
      ("LIBOR").
      The rate shown was in effect at June 30, 1999.

(ADR) -- American Depository Receipts.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK -- 91.70%
              ADVERTISING -- 0.33%
     79,300   Lamar Advertising
                Company(c).................  $    3,246,344
                                             --------------
              AEROSPACE -- 0.75%
    219,900   AAR Corp. ...................       4,988,981
    146,000   REMEC, Inc.(c)...............       2,354,250
                                             --------------
              TOTAL AEROSPACE..............       7,343,231
                                             --------------
              AIRLINES -- 0.08%
     39,500   Atlantic Coast Airlines
                Holdings, Inc. ............         750,500
                                             --------------
              BANKS -- 3.40%
    234,765   Charter One Financials,
                Inc. ......................       6,529,402
    138,160   First Washington Bancorp,
                Inc. ......................       2,771,835
    167,971   Hudson United Bancorp........       5,144,112
     68,455   Mercantile Bancorporation....       3,910,492
    325,000   Peoples Bank.................       9,892,187
    145,400   Sterling Financial
                Corp.(c)...................       2,008,338
     73,304   Summit Bancorp.(a)...........       3,065,024
                                             --------------
              TOTAL BANKS..................      33,321,390
                                             --------------
              BUSINESS SERVICES -- 3.38%
    107,100   ABM Industries, Inc. ........       3,286,631
     36,100   AHL Services, Inc.(c)........         900,244
     92,300   Century Business Services,
                Inc.(a)(c).................       1,338,350
    232,100   Cornell Corrections,
                Inc.(c)....................       3,815,144
     46,500   Data Processing Resources
                Corp.(c)...................       1,098,562
     94,350   Iron Mountain, Inc.(c).......       2,700,769
    171,900   Manpower, Inc. ..............       3,889,237
     54,000   MARC, Inc. ..................         783,000
     92,600   Metzler Group, Inc.(c).......       2,558,075
     39,000   NovaCare Employee Services,
                Inc.(c)....................         107,250
     37,700   Pre-Paid Legal Services,
                Inc.(a)(c).................       1,024,969
     22,100   ProBusiness Services,
                Inc. ......................         792,838
    257,500   Protection One, Inc. ........       1,384,063
    100,000   Reynolds & Reynolds
                Company....................       2,331,250
    113,600   Superior Consultant Holdings
                Corp.(c)...................       2,804,500
    106,700   USWeb Corp.(c)...............       2,367,406
     31,600   Veritas DGC, Inc.(c).........         578,675

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
     60,000   Volt Information Sciences,
                Inc.(c)....................  $    1,372,500
                                             --------------
              TOTAL BUSINESS SERVICES......      33,133,463
                                             --------------
              CHEMICALS -- 0.36%
     82,800   Chemed Corp. ................       2,753,100
    138,900   Eco Soil Systems, Inc.(c)....         746,587
                                             --------------
              TOTAL CHEMICALS..............       3,499,687
                                             --------------
              COMMERCIAL SERVICES -- 3.14%
     28,900   Abacus Direct Corp.(c).......       2,644,350
    170,600   Coinmach Laundry
                Corp.(a)(c)................       2,164,487
     50,300   Coinstar, Inc.(a)............       1,442,981
    135,400   Condor Technology Solutions,
                Inc.(c)....................         634,687
    101,500   F.Y.I., Inc.(c)..............       3,184,562
    172,800   International
                Telecommunication Data
                Systems, Inc.(c)...........       2,764,800
     51,500   Lason, Inc.(c)...............       2,555,687
    199,900   Mac-Gray Corp.(c)............       1,749,125
    116,600   Mail-Well, Inc.(c)...........       1,887,462
    142,500   MPW Industrial Services
                Group, Inc.(c).............       1,425,000
    117,661   Nova Corp.(c)................       2,941,525
     76,100   Pierce Leahy Corp.(c)........       1,878,719
     59,200   Quanta Services, Inc.(c).....       2,604,800
    283,500   Towne Services, Inc.(a)(c)...       2,232,563
    115,500   United Road Services,
                Inc.(c)....................         591,938
                                             --------------
              TOTAL COMMERCIAL SERVICES....      30,702,686
                                             --------------
              COMMUNICATIONS -- 3.88%
     28,900   Adelphia Communications
                Corp.(a)(c)................       1,838,762
     82,000   American Tower Corp. -- Class
                A(a).......................       1,968,000
     73,500   Citadel Communications
                Corp.(c)...................       2,659,781
    181,400   Digital Microwave Corp.(c)...       2,312,850
    226,800   Emmis Communications
                Corp.(c)...................      11,198,250
     28,700   Harmonic, Inc.(c)............       1,648,456
     47,200   InfoSpace.com, Inc.(c).......       2,218,400
    142,400   Inter-Tel, Inc. .............       2,598,800
     59,300   Jones Intercable, Inc. --
                Class A(c).................       2,905,700

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMMUNICATIONS (CONTINUED)
    227,000   Performance Technologies,
                Inc.(c)....................  $    4,568,375
     60,000   Powerwave Technologies,
                Inc.(c)....................       1,935,000
    114,018   Saga Communications,
                Inc.(c)....................       2,123,585
                                             --------------
              TOTAL COMMUNICATIONS.........      37,975,959
                                             --------------
              COMPUTER AND SOFTWARE SERVICES -- 12.72%
     10,700   About.com., Inc.(a)(c).......         555,062
     72,300   Actuate Corp.(c).............       1,915,950
     78,500   Advantage Learning Systems,
                Inc.(c)....................       1,736,812
     19,800   Advent Software, Inc.(c).....       1,326,600
     16,400   AnswerThink Consulting Group,
                Inc.(a)(c).................         414,100
     61,000   Ardent Software, Inc.(c).....       1,296,250
    143,200   Best Software, Inc.(c).......       2,309,100
    211,300   Bindview Development
                Corp.(c)...................       5,018,375
     43,500   Broadvision, Inc.(c).........       3,208,125
     87,400   CACI International,
                Inc.(c)....................       1,966,500
          1   Cisco Systems, Inc. .........              31
     60,300   Clarify, Inc.(c).............       2,487,375
     29,200   Cognizant Technology
                Solutions Corp.(a)(c)......         761,025
     37,600   Concord Communications,
                Inc.(c)....................       1,692,000
    101,400   Dendrite International,
                Inc.(c)....................       3,663,075
     65,900   Electronics For Imaging,
                Inc.(c)....................       3,385,612
     43,800   Excalibur Technologies
                Corp.(a)(c)................         624,150
     56,500   Exchange Applications,
                Inc.(c)....................       2,302,375
     31,100   Factset Research Systems,
                Inc. ......................       1,761,037
     39,300   Great Plains Software,
                Inc.(c)....................       1,854,469
    320,000   Harbinger Corp.(c)...........       4,000,000
     45,100   International Integration,
                Inc.(c)....................       1,014,750
     55,150   International Network
                Services(c)................       2,226,681
     17,750   Iturf, Inc.(c)...............         320,609
     50,000   Legato Systems, Inc.(c)......       2,887,500
     68,800   Mercury Interactive
                Corp.(c)...................       2,433,800
     96,500   Microchip Technology,
                Inc.(a)(c).................       4,571,688
     75,100   Micromuse, Inc.(c)...........       3,745,613
     55,400   MicroStrategy, Inc.(a)(c)....       2,098,275
     46,600   Mindspring Enterprises,
                Inc.(c)....................       2,064,963
     40,000   Multex.com, Inc.(a)(c).......       1,045,000

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              COMPUTER AND SOFTWARE SERVICES (CONTINUED)
     67,900   NetGravity, Inc.(c)..........  $    1,544,725
     69,000   Network Solutions, Inc. --
                Class A(c).................       5,459,625
     77,600   New Era of Networks,
                Inc.(a)(c).................       3,409,550
     27,400   OneSource Information
                Services, Inc.(c)..........         239,750
    123,850   Optimal Robotics Corp. ......       1,230,759
     40,600   Peregrine Systems, Inc.(c)...       1,042,913
    301,300   Pervasive Software,
                Inc.(c)....................       7,494,838
     58,000   Pinnacle Systems, Inc.(c)....       1,950,250
     69,300   Pomeroy Computer Resources,
                Inc.(c)....................         965,869
     45,000   Progress Software Corp.(c)...       1,271,250
     85,700   QRS Corp.(c).................       6,684,600
    267,800   Rational Software Corp.(c)...       8,820,663
     61,200   Remedy Corp.(c)..............       1,644,750
     34,600   Sanchez Computer Associates,
                Inc.(a)(c).................       1,198,025
     21,000   Sapient Corp.(a)(c)..........       1,189,125
    168,000   Security Dynamics
                Technologies, Inc.(c)......       3,570,000
     28,400   The BISYS Group,
                Inc.(a)(c).................       1,661,400
     59,400   THQ, Inc.(a)(c)..............       1,707,750
    101,700   TSI International Software
                Ltd.(c)....................       2,885,738
     32,000   Verity, Inc.(c)..............       1,734,000
     42,700   Visual Networks, Inc.(c).....       1,366,400
     88,000   Whittman-Hart, Inc.(c).......       2,794,000
                                             --------------
              TOTAL COMPUTER AND SOFTWARE
                SERVICES...................     124,552,882
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.05%
    112,700   Computer Network Technology
                Corp.(c)...................       2,437,137
    153,400   Cybex Computer Products
                Corp.(c)...................       4,276,025
     33,600   Kronos, Inc.(c)..............       1,528,800
     26,600   MMC Networks, Inc. ..........       1,190,350
     18,700   SanDisk Corp.(c).............         841,500
                                             --------------
              TOTAL COMPUTERS AND OFFICE
                EQUIPMENT..................      10,273,812
                                             --------------
              CONSTRUCTION -- 0.20%
    253,500   Michael Baker Corp.(c).......       1,917,094
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 1.17%
    192,500   Carriage Services,
                Inc.(a)(c).................  $    3,609,375
      5,000   Enamelon, Inc.(a)(c).........           6,250
     36,400   Fossil, Inc.(c)..............       1,760,850
     67,500   Glacier Water Services,
                Inc.(a)(c).................       1,341,562
    184,900   Helen of Troy Ltd.(c)........       3,316,644
     98,300   Pameco Corp.(c)..............         749,538
    172,100   U.S. Home & Garden,
                Inc.(c)....................         645,375
                                             --------------
              TOTAL CONSUMER GOODS AND
                SERVICES...................      11,429,594
                                             --------------
              EDUCATION -- 1.25%
     72,300   Bright Horizons Family
                Solutions, Inc. ...........       1,364,662
     77,200   Career Education Corp.(c)....       2,610,325
    131,700   Childrens Comprehensive
                Services, Inc.(c)..........         913,669
     74,100   DeVry, Inc.(c)...............       1,657,987
    136,825   ITT Educational Services,
                Inc.(c)....................       3,566,001
     79,700   Sylvan Learning Systems,
                Inc.(c)....................       2,166,844
                                             --------------
              TOTAL EDUCATION..............      12,279,488
                                             --------------
              ELECTRONICS -- 4.57%
    210,500   Aavid Thermal Technologies,
                Inc.(c)....................       4,762,562
    116,200   ANADIGICS, Inc.(c)...........       4,299,400
     67,800   Applied Micro Circuits
                Corp.(c)...................       5,576,550
    133,800   Cerprobe Corp. ..............       1,338,000
     54,000   Electro Scientific
                Industries, Inc.(c)........       2,256,190
     19,500   Emulex Corp.(c)..............       2,168,156
     20,000   FARO Technologies, Inc.(c)...         100,000
    135,400   Gentex Corp.(c)..............       3,791,200
    107,550   Hughes Supply, Inc. .........       3,192,891
     60,600   MIPS Technologies, Inc.(c)...       2,905,013
     93,000   Power Integrations,
                Inc.(c)....................       6,800,625
     22,430   Richardson Electronics
                Ltd. ......................         152,804
    105,000   Rogers Corp. ................       3,097,500
    309,300   Sensormatic Electronics
                Corp. .....................       4,310,869
                                             --------------
              TOTAL ELECTRONICS............      44,751,760
                                             --------------
              ENGINEERING -- 0.27%
     91,600   URS Corp.(c).................       2,685,025
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.54%
    184,520   Allied Waste Industries,
                Inc.(a)(c).................  $    3,644,270
    146,793   BHA Group, Inc. .............       1,211,042
     84,600   Casella Waste Systems,
                Inc.(a)(c).................       2,199,600
    146,600   Superior Services, Inc.(c)...       3,912,388
     72,200   US Liquids, Inc.(c)..........       1,507,175
    146,100   Waste Industries, Inc.(c)....       2,611,538
                                             --------------
              TOTAL ENVIRONMENTAL
                MANAGEMENT SERVICES........      15,086,013
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 1.46%
    130,900   Aaron Rents, Inc. -- Class
                B..........................       2,912,525
    140,000   Amplicon, Inc. ..............       1,960,000
    145,000   Electro Rent Corp.(c)........       1,558,750
    177,900   Rent-A-Center, Inc.(c).......       4,269,600
     79,000   XTRA Corp. ..................       3,629,063
                                             --------------
              TOTAL EQUIPMENT RENTAL AND
                LEASING....................      14,329,938
                                             --------------
              FINANCE -- 3.83%
    311,690   Allied Capital Corp. ........       7,480,560
    145,900   Cash American Investments,
                Inc. ......................       1,878,462
    128,160   CCB Financial Corp. .........       6,776,460
    139,600   Creditrust Corp.(a)(c).......       3,873,900
    127,340   Metris Companies, Inc. ......       5,189,105
    154,800   NCO Group, Inc.(c)...........       5,882,400
     55,200   Profit Recovery Group
                International, Inc.(c).....       2,611,650
     36,900   Rock Financial Corp.(a)......         576,563
     90,000   Washington Mutual, Inc. .....       3,183,750
                                             --------------
              TOTAL FINANCE................      37,452,850
                                             --------------
              FOOD AND BEVERAGE -- 2.88%
     92,600   American Italian Pasta --
                Class A(c).................       2,812,725
    110,000   Applebees International,
                Inc. ......................       3,313,750
    141,500   Benihana, Inc.(c)............       2,051,750
     12,600   Buffets, Inc. ...............         144,900
     16,900   CEC Entertainment, Inc. .....         714,025
     37,600   Dave & Buster's, Inc.(c).....       1,090,400
    166,400   Garden Fresh Restaurant
                Corp.(c)...................       3,120,000
    147,100   Merkert Amerian Corp.(c).....       1,397,450
    132,900   RARE Hospitality
                International, Inc.(c).....       3,388,950

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
    476,600   Ruby Tuesday, Inc. ..........  $    9,055,400
     90,800   Sylvan, Inc.(c)..............       1,055,550
                                             --------------
              TOTAL FOOD AND BEVERAGE......      28,144,900
                                             --------------
              INDUSTRIAL AUTOMATION --0.65%
     98,900   Cognex Corp.(c)..............       3,121,531
     90,000   PRI Automation, Inc.(a)(c)...       3,262,500
                                             --------------
              TOTAL INDUSTRIAL
                AUTOMATION.................       6,384,031
                                             --------------
              INSURANCE -- 1.42%
    170,800   Annuity and Life Re
                (Holdings), Ltd. ..........       3,832,325
     78,100   Mutual Risk Management
                Ltd.(a)....................       2,606,588
     38,600   National Western Life
                Insurance -- Class A.......       3,715,250
    134,300   Penn-America Group, Inc. ....       1,393,363
     96,500   Penn Treaty American
                Corp.(c)...................       2,322,031
                                             --------------
              TOTAL INSURANCE..............      13,869,557
                                             --------------
              LEISURE AND
                RECREATION -- 0.20%
    172,100   American Coin
                Merchandising(c)...........       1,118,650
     35,400   Argosy Gaming Company........         311,962
     61,500   ResortQuest International,
                Inc.(c)....................         507,375
                                             --------------
              TOTAL LEISURE AND
                RECREATION.................       1,937,987
                                             --------------
              MACHINERY -- 0.63%
    207,600   JLG Industries, Inc. ........       4,229,850
     64,700   Specialty Equipment
                Company(c).................       1,904,606
                                             --------------
              TOTAL MACHINERY..............       6,134,456
                                             --------------
              MAINTENANCE AND SERVICE -- 0.22%
    163,100   Group Maintenance America
                Corp.(c)...................       2,110,106
                                             --------------
              MANUFACTURING -- 4.92%
    300,900   Alpha Industries, Inc.(c)....      14,330,362
    381,800   C&D Technology, Inc. ........      11,692,625
    143,800   Catalytica, Inc.(c)..........       2,013,200
     82,300   Chase Industries, Inc.(c)....         694,406
     94,200   DT Industries, Inc. .........         865,462
     82,300   E-Tek Dynamics, Inc.(a)(c)...       3,914,394
     47,200   LSI Industries, Inc. ........       1,138,700
    139,800   Lydall, Inc.(c)..............       1,607,700

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MANUFACTURING (CONTINUED)
    151,800   Motorcar Parts and
                Accessories, Inc.(c).......  $      815,925
    138,100   Rock of Ages Corp.(c)........       1,415,525
     87,900   Scotsman Industries, Inc. ...       1,895,344
     75,500   SLI, Inc.(c).................       2,038,500
    145,300   Trex Company, Inc.(c)........       3,686,988
    122,175   Watsco, Inc. ................       2,000,616
                                             --------------
              TOTAL MANUFACTURING..........      48,109,747
                                             --------------
              MEDIA -- 2.42%
     65,500   Consolidated Graphics,
                Inc.(c)....................       3,275,000
    209,400   Granite Broadcasting
                Corp.(a)(c)................       1,635,938
     51,650   Gray Communications Systems,
                Inc. ......................       1,033,000
     74,800   Gray Communications Systems,
                Inc. -- Class B............       1,056,550
    171,000   Houghton Mifflin Company.....       8,047,687
     37,700   Macrovision Corp.(c).........       2,822,787
    199,500   Medialink Worldwide,
                Inc.(c)....................       3,192,000
     47,900   TCA Cable TV, Inc. ..........       2,658,450
                                             --------------
              TOTAL MEDIA..................      23,721,412
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 8.85%
    187,300   Advocat, Inc.(c).............         362,894
     59,100   Brookdale Living Communities,
                Inc.(c)....................         875,419
    231,500   Caredata.com, Inc. ..........       2,083,500
    169,900   CareMatrix Corp.(a)(c).......       2,113,131
    105,100   Centennial Healthcare
                Corp.(c)...................         555,065
     26,700   drkoop.com, Inc.(a)(c).......         425,531
     37,300   Express Scripts, Inc. --
                Class A(c).................       2,244,994
    138,400   Horizon Health Corp.(c)......       1,003,400
     24,800   LCA-Vision, Inc. ............         230,950
     68,400   Lifeline Systems, Inc. ......       1,316,700
     50,400   Lunar Corp.(c)...............         396,900
    271,700   Mariner Post -- Acute
                Network, Inc.(c)...........         152,831
     98,200   MEDE AMERICA Corp.(c)........       3,707,050
     64,800   Medical Manager
                Corp.(a)(c)................       2,867,400
    129,350   MedQuist, Inc.(c)............       5,659,063
     56,600   MiniMed, Inc.(c).............       4,354,663
    138,000   Morrison Health Care,
                Inc. ......................       3,450,000
    106,300   National Dentex Corp.(c).....       1,833,675

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
    256,500   Orthalliance, Inc. -- Class
                A(c).......................  $    1,891,688
    285,000   Owens & Minor Holding
                Company....................       3,135,000
    255,700   Prime Medical Service,
                Inc.(c)....................       1,885,788
    549,600   Quorum Health Group,
                Inc.(c)....................       6,904,350
    111,950   Renal Care Group, Inc.(c)....       2,896,706
    421,200   Res-Care, Inc.(a)(c).........       9,582,300
     41,700   ResMed, Inc.(c)..............       1,383,919
    157,100   Rural/Metro Corp. ...........       1,512,088
    187,400   Shared Medical Systems
                Corp.(a)...................      12,227,850
    242,200   Universal Health Services --
                Class B....................      11,565,050
                                             --------------
              TOTAL MEDICAL AND OTHER
                HEALTH SERVICES............      86,617,905
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.42%
     37,732   Bindley Western Industries,
                Inc. ......................         870,203
     54,400   Biomatrix, Inc.(a)(c)........       1,176,400
    121,200   CLOSURE Medical
                Corp.(a)(c)................       3,636,000
    143,000   Molecular Devices Corp.(c)...       5,362,500
    128,500   Summit Technology, Inc. .....       2,827,000
                                             --------------
              TOTAL MEDICAL EQUIPMENT AND
                SUPPLIES...................      13,872,103
                                             --------------
              METALS AND MINING -- 0.47%
    136,000   Furon Company................       2,584,000
     78,600   Wolverine Tube, Inc.(c)......       1,974,825
                                             --------------
              TOTAL METALS AND MINING......       4,558,825
                                             --------------
              OIL AND GAS -- 1.04%
    135,900   Berry Petroleum..............       1,894,106
    160,000   PennzEnergy Company..........       2,670,000
    216,700   Tosco Corp. .................       5,620,656
                                             --------------
              TOTAL OIL AND GAS............      10,184,762
                                             --------------
              PHARMACEUTICALS -- 2.38%
     52,900   Alkermes, Inc.(a)(c).........       1,223,312
    203,600   Duane Reade, Inc.(a)(c)......       6,235,250
     82,400   Jones, Inc. .................       3,244,500
     62,900   King Pharmaceuticals,
                Inc.(c)....................       1,627,537
    173,700   Medicis Pharmaceutical
                Corp. -- Class A...........       4,407,638
    230,900   Natrol, Inc.(c)..............       1,731,750

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
     87,900   Roberts Pharmaceutical
                Corp.(c)...................  $    2,131,575
    111,200   Vertex Pharmaceuticals,
                Inc.(a)(c).................       2,682,700
                                             --------------
              TOTAL PHARMACEUTICALS........      23,284,262
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.47%
     68,569   Chateau Communities, Inc. ...       2,052,784
    204,500   Equity Inns, Inc. ...........       1,891,625
     66,000   Health Care Property
                Investments, Inc. .........       1,905,750
     61,600   National Health Investors,
                Inc. ......................       1,405,250
    115,100   Pacific Gulf Properties,
                Inc. ......................       2,604,138
     97,900   Sovran Self Storage, Inc. ...       2,637,181
     53,500   Sun Communities, Inc. .......       1,899,250
                                             --------------
              TOTAL REAL ESTATE INVESTMENT
                TRUSTS.....................      14,395,978
                                             --------------
              RESEARCH AND DEVELOPMENT -- 0.89%
    101,100   Albany Molecular Research,
                Inc.(c)....................       3,007,725
    212,900   Kendle International,
                Inc.(c)....................       3,406,400
    172,600   PAREXEL International
                Corp.(c)...................       2,297,738
                                             --------------
              TOTAL RESEARCH AND
                DEVELOPMENT................       8,711,863
                                             --------------
              RETAIL -- 4.43%
     58,200   American Eagle Outfitters,
                Inc.(c)....................       2,648,100
     50,300   AnnTaylor Stores Corp.(c)....       2,263,500
     28,200   bebe stores, inc.(a).........         958,800
    128,800   Blue Rhino Corp.(a)(c).......       1,183,350
    353,850   Consolidated Stores
                Corp.(c)...................       9,553,950
     87,550   Cost Plus, Inc.(c)...........       3,983,525
    120,000   Duckwall -- Alco Stores,
                Inc.(c)....................       1,260,000
    142,600   Fred's, Inc. ................       2,228,125
     98,600   Hibbet Sporting Goods,
                Inc.(a)....................       2,169,200
    157,400   Hot Topic, Inc.(a)(c)........       4,249,800
     77,600   Linens 'n Things, Inc.(c)....       3,395,000
    108,300   Michael Anthony Jewelers,
                Inc.(c)....................         439,969
     45,500   99 Cents Only Stores(c)......       2,272,156
     60,300   O'Reilly Automotive,
                Inc.(c)....................       3,037,613
    104,500   The Men's Wearhouse,
                Inc.(c)....................       2,664,750
    208,100   U.S. Vision, Inc.(c).........       1,086,032
                                             --------------
              TOTAL RETAIL.................      43,393,870
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              SECURITY -- 0.97%
    119,500   Borg-Warner Security
                Corp. .....................  $    2,427,344
    265,500   Pittston Brink's Group.......       7,102,125
                                             --------------
              TOTAL SECURITY...............       9,529,469
                                             --------------
              SEMICONDUCTORS -- 4.28%
    108,000   American Xtal Technology,
                Inc.(c)....................       2,571,750
    150,500   ATMI, Inc.(c)................       4,477,375
    100,000   Cree Research, Inc.(a)(c)....       7,693,750
      3,250   GlobeSpan, Inc.(a)...........         129,187
     75,550   hi/fn, inc.(c)...............       5,751,244
     21,500   Lattice Semiconductor
                Corp.(c)...................       1,338,375
     16,100   PLX Technology, Inc.(c)......         762,738
     64,700   Qlogic Corp.(c)..............       8,540,400
     44,400   SDL, Inc.(c).................       2,267,175
    177,450   TranSwitch Corp.(c)..........       8,406,694
                                             --------------
              TOTAL SEMICONDUCTORS.........      41,938,688
                                             --------------
              TELECOMMUNICATIONS -- 4.14%
     29,700   Adaptive Broadband Corp. ....         649,687
     87,200   CFW Communications
                Company....................       2,114,600
    200,300   Comdial Corp.(c).............       1,414,619
    238,727   Davel Communications Group...       1,283,158
     57,650   Dycom Industries, Inc.(c)....       3,228,400
    135,000   Excel Switching
                Corp.(a)(c)................       4,041,562
     43,400   Melita International
                Corp.(c)...................         585,900
    253,190   Metrocall, Inc.(c)...........         696,273
    233,900   Metro One Telecommunications,
                Inc.(c)....................       3,216,125
    274,500   P-Com, Inc.(c)...............       1,436,843
     71,800   Polycom, Inc.(c).............       2,800,200
     34,300   Premiere Technologies,
                Inc.(c)....................         394,450
     79,300   Price Communications
                Corp. .....................       1,189,500
     42,400   Proxim, Inc.(c)..............       2,459,200
     72,200   RF Micro Devices, Inc.(c)....       5,387,925
    172,000   Rural Cellular Corp. -- Class
                A(c).......................       3,440,000
    119,700   STAR Telecommunications,
                Inc.(a)(c).................         935,156
    180,000   Transaction Network Services,
                Inc.(c)....................       5,265,000
                                             --------------
              TOTAL TELECOMMUNICATIONS.....      40,538,598
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCK (CONTINUED)
              TRANSPORT SERVICES -- 0.40%
     47,300   Coach USA, Inc.(c)...........  $    1,983,644
     16,100   Monaco Coach Corp. ..........         681,231
      4,000   Petroleum Helicopters, Inc.
                (Voting)...................          50,000
     96,200   Petroleum Helicopters, Inc.
                (Non-Voting)...............       1,178,450
                                             --------------
              TOTAL TRANSPORT SERVICES.....       3,893,325
                                             --------------
              TRANSPORTATION:
                FREIGHT -- 3.46%
    185,700   Air Express International
                Corp. .....................       4,712,137
    430,000   Airborne Freight Corp. ......      11,905,625
    279,100   Circle International Group,
                Inc. ......................       6,105,312
    148,700   CNF Transportation, Inc. ....       5,706,362
    115,474   Fritz Companies, Inc.(c).....       1,241,345
    211,300   Pittston BAX Group...........       2,007,350
     65,000   Sea Containers Ltd. .........       2,181,563
                                             --------------
              TOTAL TRANSPORTATION:
                FREIGHT....................      33,859,694
                                             --------------
              UTILITIES: ELECTRIC -- 0.78%
    850,000   El Paso Electric Company.....       7,596,875
                                             --------------
              TOTAL COMMON STOCK
              (Cost $703,123,868)..........     897,520,129
                                             --------------
              REGULATED INVESTMENT COMPANY -- 0.73%
  7,168,077   Merrimac Cash Fund -- Premium
                Class (b)
                (Cost $7,168,077)..........       7,168,077
                                             --------------

 PRINCIPAL
-----------
              TIME DEPOSITS -- 4.52%
$12,043,657   BankBoston NA, 5.995%,
                10/29/99(b)................      12,043,657
  5,901,538   Bank of Montreal, 4.87%,
                07/21/99(b)................       5,901,538
 22,181,384   Royal Bank of Scotland,
                4.86%, 07/01/99(b).........      22,181,384
  4,170,044   Royal Bank of Scotland,
                4.87%, 07/26/99(b).........       4,170,044
                                             --------------
              TOTAL TIME DEPOSITS
              (Cost $44,296,623)...........      44,296,623
                                             --------------
              SHORT TERM CORPORATE NOTES -- 5.01%
 10,000,000   JP Morgan Securities, Inc.,
                Floating Rate, 6.105% (++),
                10/12/99(b)................      10,000,000
  9,000,000   Morgan Stanley Dean Witter,
                Floating Rate, 5.975% (++),
                01/11/00(b)................       9,000,000

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$30,000,000   Prudential Securities, Inc.,
                Floating Rate, 6.25% (++),
                03/10/00(b)................  $   30,000,000
                                             --------------
              TOTAL FLOATING RATE NOTES
              (Cost $49,000,000)...........      49,000,000
                                             --------------
              TOTAL SECURITIES
              (Cost $803,588,568)..........     997,984,829
                                             --------------
              REPURCHASE AGREEMENTS -- 8.13%
 13,752,984   With Investors Bank & Trust
                dated 06/30/99, 4.25%, due
                07/01/99, repurchase
                proceeds at maturity
                $13,754,608 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 6.998%, due
                07/01/26, with a value of
                $4,312,527, and Freddie
                Mac, 7.00%, 06/15/11, with
                a value of $10,128,189)
                (Cost $13,752,984).........      13,752,984
 19,673,890   With Investors Bank & Trust
                dated 06/30/99, 4.25%, due
                07/01/99, repurchase
                proceeds at maturity
                $19,676,213 (Collateralized
                by Freddie Mac, 6.05%, due
                12/15/23, with a value of
                $16,475,213, and Freddie
                Mac, 6.939%, 10/01/24, with
                a value of $4,182,465)
                (Cost $19,673,890).........      19,673,890
 21,713,373   With Investors Bank & Trust
                dated 06/30/99, 4.25%, due
                07/01/99, repurchase
                proceeds at maturity
                $21,715,936 (Collateralized
                by Ginnie Mae Adjustable
                Rate Mortgage, 6.625%, due
                09/20/24, with a value of
                $17,947,942, and Small
                Business Administration
                Loan, 5.50%, 06/25/22, with
                a value of $4,851,099)
                (Cost $21,713,373).........      21,713,373

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$24,403,285   With Investors Bank & Trust
                dated 06/30/99, 4.25%, due
                07/01/99, repurchase
                proceeds at maturity
                $24,406,166 (Collateralized
                by Fannie Mae, 6.50%, due
                07/01/14, with a value of
                $5,973,166, and Fannie Mae,
                6.50%, 04/25/29, with a
                value of $19,650,641) (Cost
                $24,403,285)...............  $   24,403,285
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $79,543,532)...........      79,543,532
                                             --------------
              Total Investments -- 110.09%
              (Cost $883,132,100)..........  $1,077,528,361
              Liabilities less other
              assets -- (10.09)%...........     (98,740,385)
                                             --------------
              NET ASSETS -- 100.00%........  $  978,787,976
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 1999, is $883,132,100.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $242,353,135
    Gross unrealized depreciation..........   (47,956,874)
                                             ------------
    Net unrealized appreciation............  $194,396,261
                                             ============

---------------

 (a)  All or part of this security is on loan.
 (b)  Collateral for securities on loan.
 (c)  Non-income producing security.
(++) This interest rate is subject to change monthly based on the London Interbank Offered Rate
      ("LIBOR"). The rate shown was in effect at June 30, 1999.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK -- 92.50%
             ADVERTISING -- 2.51%
    50,000   Getty Images, Inc. .............  $    943,750
    30,000   Interpublic Group, Inc.(a)......     2,598,750
                                               ------------
             TOTAL ADVERTISING...............     3,542,500
                                               ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 2.87%
    35,000   Dell Computer Corp.(a)(c).......     1,295,000
    40,000   Sun Microsystems, Inc. .........     2,755,000
                                               ------------
             TOTAL COMPUTERS AND OFFICE
             EQUIPMENT.......................     4,050,000
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 14.69%
    25,000   America Online, Inc.(c).........     2,762,500
    40,500   Cisco Systems, Inc.(c)..........     2,612,250
    25,000   Check Point Software
               Technologies Ltd. ............     1,340,625
    50,000   EMC Corp. ......................     2,750,000
    55,000   InterVU, Inc. ..................     2,107,188
    30,000   Microsoft Corp.(c)..............     2,705,625
    35,000   New Era of Networks(a)..........     1,537,812
    35,000   Siebel Systems, Inc.(a).........     2,323,125
    15,000   Yahoo!, Inc. ...................     2,583,750
                                               ------------
             TOTAL COMPUTER SOFTWARE AND
             SERVICES........................    20,722,875
                                               ------------
             CONSUMER GOODS AND SERVICES -- 3.38%
    30,300   General Electric Company........     3,423,900
    15,000   Procter & Gamble Company........     1,338,750
                                               ------------
             TOTAL CONSUMER GOODS AND
             SERVICES........................     4,762,650
                                               ------------
             ELECTRONICS -- 7.38%
    40,000   Sanmina Corp. ..................     3,035,000
    40,000   Solectron Corp. ................     2,667,500
    40,000   Tyco International Ltd.(a)......     3,790,000
    43,750   Vishay Intertechnology, Inc. ...       918,750
                                               ------------
             TOTAL ELECTRONICS...............    10,411,250
                                               ------------
             FINANCIAL SERVICES -- 2.35%
    25,500   American Express Company........     3,318,188
                                               ------------
             INSURANCE -- 2.13%
    25,650   American International Group....     3,002,653
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             MEDIA -- 3.78%
    40,000   Clear Channel Communications....  $  2,757,500
    35,000   Time Warner, Inc.(a)............     2,572,500
                                               ------------
             TOTAL MEDIA.....................     5,330,000
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 2.32%
    30,000   Medtronics, Inc. ...............     2,336,250
    15,000   United HealthCare Corp. ........       939,375
                                               ------------
             TOTAL MEDICAL AND OTHER HEALTH
             SERVICES........................     3,275,625
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 1.67%
    53,580   Boston Scientific Corp.(a)(c)...     2,354,171
                                               ------------
             OIL AND GAS -- 1.13%
    25,000   Schlumberger Ltd. ..............     1,592,188
                                               ------------
             PHARMACEUTICALS -- 10.96%
    50,000   Biogen, Inc.(c).................     3,215,625
    35,000   Bristol-Myers Squibb Company....     2,465,313
    20,000   Johnson & Johnson...............     1,960,000
     5,000   Jones Pharma, Inc. .............       196,875
    27,500   Pfizer, Inc. ...................     3,018,125
    35,000   Schering-Plough Corp. ..........     1,855,000
    39,725   Warner-Lambert Company..........     2,755,922
                                               ------------
             TOTAL PHARMACEUTICALS...........    15,466,860
                                               ------------
             REAL ESTATE INVESTMENT -- 1.91%
    61,865   Realty Information Group,
               Inc. .........................     2,691,127
                                               ------------
             RETAIL -- 8.65%
    45,000   Best Buy Company, Inc.(c).......     3,037,500
    30,000   Circuit City Stores -- Circuit
               City Group....................     2,790,000
    30,000   Costco Companies, Inc. .........     2,401,875
    37,500   Gap Stores......................     1,889,063
    32,500   Home Depot, Inc. ...............     2,094,219
                                               ------------
             TOTAL RETAIL....................    12,212,657
                                               ------------
             RESTAURANTS -- 1.17%
    40,000   McDonald's Corp. ...............     1,652,500
                                               ------------
             SEMICONDUCTORS -- 13.74%
    52,500   Applied Materials, Inc.(c)......     3,878,437
    40,000   ASM Lithography Holding N.
               V. ...........................     2,375,000
    35,000   Broadcom Corp. -- Class A.......     5,059,687
    45,000   Conexant Systems, Inc. .........     2,612,812
    22,500   Qlogic Corp. ...................     2,970,000
    15,000   Uniphase Corp.(a)...............     2,490,000
                                               ------------
             TOTAL SEMICONDUCTORS............    19,385,936
                                               ------------
             TELECOMMUNICATIONS -- 11.86%
    19,400   Advanced Radio Telecom
               Corp.(a)......................       278,875

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCK (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
    44,905   AT & T Corp. ...................  $  2,506,260
    27,500   Lucent Technologies.............     1,854,531
    45,250   MCI Worldcom, Inc.(a)(c)........     3,902,813
    50,000   Polycom, Inc. ..................     1,950,000
    20,000   QUALCOMM, Inc. .................     2,870,000
    50,000   Tellabs, Inc. ..................     3,378,125
                                               ------------
             TOTAL TELECOMMUNICATIONS........    16,740,604
                                               ------------
             TOTAL COMMON STOCK
             (Cost $96,606,717)..............   130,511,784
                                               ------------
             REGULATED INVESTMENT COMPANY -- 1.34%
 1,890,535   Merrimac Cash Fund -- Premium
               Class (b) (Cost $1,890,535)...     1,890,535
                                               ------------

PRINCIPAL
----------
             TIME DEPOSITS -- 5.62%
$1,167,905   BankBoston, N.A., 5.995%,
               10/29/99(b)...................  $  1,167,905
 1,081,970   Bank of Montreal, 4.87%,
               07/26/99(b)...................     1,081,970
 2,149,103   Royal Bank of Scotland PLC,
               4.86%, 07/01/1999(b)..........     2,149,103
 3,535,747   Royal Bank of Scotland PLC,
               4.87%, 07/26/1999(b)..........     3,535,747
                                               ------------
             TOTAL TIME DEPOSITS
             (Cost $7,934,725)...............     7,934,725
                                               ------------
             SHORT TERM CORPORATE NOTES -- 2.84%
 4,000,000   Prudential Securities, Inc.,
               6.25%, 03/10/00(b)
               (Cost $4,000,000).............     4,000,000
                                               ------------
             TOTAL SECURITIES
             (Cost $110,431,977).............   144,337,044
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENT -- 5.76%
$8,127,604   With Investors Bank & Trust,
               dated 06/30/99, 4.25%, due
               07/01/99, repurchase proceeds
               at maturity $8,128,563
               (Collateralized by Small
               Business Administration Loan,
               7.50%, due 01/25/23, with a
               value of $7,412,497, and a
               Ginnie Mae Adjustable Rate
               Mortgage, 6.375%, due
               01/20/24, with a value of
               $1,121,679)
               (Cost $8,127,604).............  $  8,127,604
                                               ------------
             Total Investments -- 108.06%
             (Cost $118,559,581).............   152,464,648
             Liabilities less
             other assets -- (8.06%).........   (11,371,970)
                                               ------------
             NET ASSETS -- 100.00%...........  $141,092,678
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 1999, is $118,559,581.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation...........  $35,041,396
    Gross unrealized depreciation...........   (1,136,329)
                                              -----------
    Net unrealized appreciation.............  $33,905,067
                                              ===========

---------------
(a) All or part of this security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing security.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 91.25%
             AEROSPACE -- 2.73%
$2,000,000   BE Aerospace, 8.00%, 03/01/08...  $  1,870,000
 1,200,000   Compass Aerospace, 10.125%,
               04/15/05......................     1,092,000
                                               ------------
             TOTAL AEROSPACE.................     2,962,000
                                               ------------
             AUTOMOTIVE RENTAL -- 4.53%
 1,925,000   Avis Rent A Car, Inc., 11.00%,
               05/01/09......................     1,951,469
 1,975,000   United Rentals, Inc., 9.50%,
               06/01/08......................     1,984,875
 1,000,000   United Rentals, Inc., 9.00%,
               04/01/09......................       980,000
                                               ------------
             TOTAL AUTOMOTIVE RENTAL.........     4,916,344
                                               ------------
             BROADCASTING -- 2.78%
 1,500,000   Echostar DBS Corp., 9.25%,
               02/01/06......................     1,516,875
 1,575,000   Emmis Communications Corp.,
               8.125%, 03/15/09..............     1,498,219
                                               ------------
             TOTAL BROADCASTING..............     3,015,094
                                               ------------
             BUILDING PRODUCTS -- 1.00%
 1,100,000   American Standard, Inc., 8.25%,
               06/01/09......................     1,082,125
                                               ------------
             BUSINESS SERVICES -- 2.99%
 1,200,000   Axiohm Transaction Solutions,
               9.75%, 10/01/07...............       780,000
 1,600,000   Fisher Scientific International,
               9.00%, 02/01/08...............     1,520,000
 1,000,000   Fisher Scientific
               International -- 144A, 9.00%,
               02/01/08......................       950,000
                                               ------------
             TOTAL BUSINESS SERVICES.........     3,250,000
                                               ------------
             CHEMICALS -- 4.21%
 1,175,000   General Chemical Industrial
               Products, 10.625%, 05/01/09...     1,180,875
 2,000,000   Lyondell Chemical Company --
               144A, 9.625%, 05/01/07........     2,055,000
 1,300,000   Octel Developments, PLC, 10.00%,
               05/01/06......................     1,339,000
                                               ------------
             TOTAL CHEMICALS.................     4,574,875
                                               ------------
             CONSTRUCTION -- 5.18%
   100,000   D.R. Horton, Inc., 8.375%,
               06/15/04......................        98,500
   600,000   Engle Homes, Inc., 9.25%,
               02/01/08......................       558,000

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             CONSTRUCTION (CONTINUED)
$1,400,000   Engle Homes, Inc. -- 144A,
               9.25%, 02/01/08...............  $  1,361,500
 2,000,000   Kaufman and Broad Home Corp.,
               7.75%, 10/15/04...............     1,940,000
 1,750,000   Toll Corp., 8.125%, 02/01/09....     1,662,500
                                               ------------
             TOTAL CONSTRUCTION..............     5,620,500
                                               ------------
             CONSUMER GOODS AND SERVICES -- 4.13%
 1,300,000   Chattem, Inc., 8.875%,
               04/01/08......................     1,261,000
 1,800,000   Huntsman Packaging Corp.,
               9.125%, 10/01/07..............     1,746,000
 1,500,000   The Scotts Company, 8.625%,
               01/15/09......................     1,477,500
                                               ------------
             TOTAL CONSUMER GOODS AND
             SERVICES........................     4,484,500
                                               ------------
             ELECTRICAL -- 1.27%
 1,400,000   Integrated Electrical Services,
               Inc., 9.375%, 02/01/09........     1,379,000
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 1.92%
 2,250,000   Allied Waste N.A., 7.875%,
               01/01/09......................     2,086,875
                                               ------------
             FOOD AND BEVERAGE -- 3.07%
 1,400,000   Aurora Foods, Inc., 8.75%,
               07/01/08......................     1,372,000
 1,000,000   Canandaigua Brands, Inc., 8.50%,
               03/01/09......................       962,500
   100,000   Cott Corp., 9.375%, 07/01/05....        97,750
   325,000   Delta Beverage Group, 9.75%,
               12/15/03......................       334,750
   400,000   Eagle Family Foods, 8.75%,
               01/15/08......................       358,000
   225,000   Pueblo Xtra International,
               9.50%, 08/01/03...............       207,562
                                               ------------
             TOTAL FOOD AND BEVERAGE.........     3,332,562
                                               ------------
             INDUSTRIAL -- 15.09%
   500,000   AK Steel Corp., 9.125%,
               12/15/06......................       515,000
 1,000,000   American Pacific Corp., 9.25%,
               03/01/05......................     1,020,000
 1,000,000   Anthony Crane Rentals, 10.375%,
               08/01/08......................       965,000
 1,300,000   Atlas Air, Inc. -- 144A, 9.375%,
               11/15/06......................     1,235,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             INDUSTRIAL (CONTINUED)
$1,800,000   Building Materials Corp., 8.00%,
               12/01/08......................  $  1,678,500
   450,000   Burke Industries, Inc., 10.00%,
               08/15/07......................       344,250
 1,000,000   Carrols Corp., 9.50%,
               12/01/08......................       932,500
 1,600,000   CEX Holdings, Inc., 9.625%,
               06/01/08......................     1,508,000
 1,125,000   Geologistics Corp., 9.75%,
               10/15/07......................       850,781
 1,000,000   Henry Company Senior Notes,
               10.00%, 04/15/08..............       910,000
 1,975,000   HMH Properties, 7.875%,
               08/01/08......................     1,821,937
 1,000,000   Jackson Products, Inc., 9.50%,
               04/15/05......................       960,000
   625,000   P&L Coal Holdings Corp., 8.875%,
               05/15/08......................       625,000
   625,000   Pronet, Inc., 11.875%,
               06/15/05......................       612,500
 1,100,000   Republic Group, Inc., 9.50%,
               07/15/08......................     1,083,500
 1,000,000   Safety-Kleen Services, Inc.,
               9.25%, 06/01/08...............     1,025,000
   300,000   Scotsman Group, Inc., 8.625%,
               12/15/07......................       303,000
                                               ------------
             TOTAL INDUSTRIAL................    16,389,968
                                               ------------
             LEISURE AND RECREATION -- 11.13%
 1,900,000   Aztar Corp. -- 144A, 8.875%,
               05/15/07......................     1,819,250
 2,000,000   Bally Total Fitness Holding,
               9.875%, 10/15/07..............     1,940,000
 2,300,000   Carmike Cinemas, Inc., 9.375%,
               02/01/09......................     2,225,250
 1,025,000   Cinemark USA, 9.625%, 08/01/08..     1,004,500
 1,600,000   Harrahs Operating Company, Inc.,
               7.875%, 12/15/05..............     1,548,000
 1,800,000   Park Place Entertainment Corp.,
               7.875%, 12/15/05..............     1,714,500
   700,000   Riddell Sports, Inc., 10.50%,
               07/15/07......................       626,500
 1,200,000   Six Flags Entertainment, 8.875%,
               04/01/06......................     1,200,000
                                               ------------
             TOTAL LEISURE AND RECREATION....    12,078,000
                                               ------------
             MACHINERY -- 1.64%
 1,975,000   Advance Lighting Technologies,
               Inc., 8.00%, 03/15/08.........     1,779,969
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             MANAGEMENT SERVICES -- 1.33%
$1,550,000   Iron Mountain, Inc., 8.25%,
               07/01/11......................  $  1,449,250
                                               ------------
             MANUFACTURING -- 7.61%
 1,600,000   AEP Industries, 9.875%,
               11/15/07......................     1,600,000
 1,550,000   Consumers Packaging,
               Inc. -- 144A, 9.75%,
               02/01/07......................     1,515,125
   625,000   Dyersburg Corp., 9.75%,
               09/01/07......................       312,500
   700,000   Fedders North America, 9.375%,
               8/15/07.......................       707,000
   225,000   Federal-Mogul Corp., 7.75%,
               07/01/06......................       214,977
   250,000   Federal-Mogul Corp., 7.50%,
               01/15/09......................       230,406
 1,500,000   Federal-Mogul Corp., 7.875%,
               07/01/10......................     1,403,189
 1,600,000   Mark IV Industries, Inc., 7.75%,
               04/01/06......................     1,512,053
   750,000   Portola Packaging, 10.75%,
               10/01/05......................       765,000
                                               ------------
             TOTAL MANUFACTURING.............     8,260,250
                                               ------------
             PUBLISHING -- 1.02%
 1,100,000   American Media, Inc., 10.25%,
               05/01/09......................     1,108,250
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 0.88%
 1,000,000   Alliance Imaging, Inc., 9.625%,
               12/15/05......................       957,500
                                               ------------
             METALS AND MINING -- 2.26%
   650,000   NCI Building Systems, Inc.,
               9.25%, 05/01/09...............       625,625
   500,000   Renco Metals Senior Notes,
               11.50%, 07/01/03..............       507,500
 1,400,000   WHX Corp., 10.50%, 04/15/05.....     1,319,500
                                               ------------
             TOTAL METALS AND MINING.........     2,452,625
                                               ------------
             OIL AND GAS -- 3.37%
 1,600,000   Comstock Resources, Inc.,
               11.25%, 05/01/07..............     1,632,000
 2,000,000   Pride International, Inc.,
               10.00%, 06/01/09..............     2,030,000
                                               ------------
             TOTAL OIL AND GAS...............     3,662,000
                                               ------------
             PAPER AND FOREST
               PRODUCTS -- 0.69%
   750,000   US Timberlands, 9.625%,
               11/15/07......................       746,250
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             SPECIAL PURPOSE ENTITY -- 1.84%
$2,000,000   Caithness Coso Funding Corp.,
               9.05%, 12/15/09...............  $  1,995,000
                                               ------------
             TELECOMMUNICATIONS -- 9.11%
 2,000,000   Adelphia Communications Corp.,
               7.75%, 01/15/09...............     1,847,500
 1,800,000   Call-Net Enterprises, Inc.,
               9.375%, 05/15/09..............     1,714,500
 1,050,000   Intermedia Communications, Inc.,
               9.50%, 03/01/09...............     1,013,250
 1,550,000   Level 3 Communications, Inc.,
               9.125%, 05/01/08..............     1,522,875
 1,650,000   McLeodUSA, Inc., 8.125%,
               02/15/09......................     1,526,250
 1,275,000   Metrocall, Inc., 10.375%,
               10/01/07......................       949,875
   700,000   Nextlink Communications, 9.625%,
               10/01/07......................       680,750
   625,000   Rogers Communications, 8.875%,
               07/15/07......................       628,125
                                               ------------
             TOTAL TELECOMMUNICATIONS........     9,883,125
                                               ------------
             TRANSPORTATION -- 1.38%
 1,500,000   American Commercial Lines LLC,
               10.25%, 06/30/08..............     1,500,000
                                               ------------
             UTILITIES: ELECTRIC -- 0.09%
   100,000   Calpine Corp., 9.25%,
               02/01/04......................       101,250
                                               ------------
             TOTAL SECURITIES (Cost
             $103,878,289)...................    99,067,312
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENT -- 6.58%
$7,156,211   With Investors Bank & Trust,
               dated 06/30/99, 4.25%, due
               07/01/99, repurchase proceeds
               at maturity $7,157,056
               (Collateralized by Fannie Mae
               Adjustable Rate Mortgage,
               7.352%, due 07/01/23, with a
               value of $1,087,109, and Small
               Business Administration Loan,
               7.625%, due 02/25/24, with a
               value of $6,426,948) (Cost
               $7,156,211)...................  $  7,156,211
                                               ------------
             Total Investments -- 97.84%
             (Cost $111,034,500).............   106,223,523
             Other assets less
             liabilities -- 2.16%............     2,342,364
                                               ------------
             NET ASSETS -- 100.00%...........  $108,565,887
                                               ============

The aggregate cost of investments for federal income tax purposes at June 30, 1999, is $111,034,500.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $    309,143
    Gross unrealized depreciation..........    (5,120,120)
                                             ------------
    Net unrealized depreciation............  $ (4,810,977)
                                             ============


                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS -- 92.63%
              AUTOMOBILE -- 3.43%
      2,700   Bayerische Motoren Werke
               AG.......................  $  1,857,219     GER
    970,000   Fiat SpA..................     1,555,492     ITA
    200,000   Fiat SpA(c)...............       633,200     ITA
     52,000   GKN PLC...................       887,708      UK
    605,000   Nissan Motor Company,
               Ltd.(c)..................     2,889,117     JPN
     18,800   Peugeot SA................     2,966,352     FRA
    131,000   Suzuki Motor Corp. .......     2,083,463     JPN
     20,444   Valeo SA..................     1,686,667     FRA
                                          ------------
              TOTAL AUTOMOBILE..........    14,559,218
                                          ------------
              BANKS -- 8.03%
    274,961   Australia & New Zealand
               Bank Group, Ltd. ........     2,021,871     AUS
     31,668   Bank of Montreal..........     1,144,719     CDA
     35,000   Bank of Scotland..........       463,431      UK
      7,700   Banque National de Paris
               (BNP)....................       641,616     FRA
    149,000   Barclays PLC..............     4,335,676      UK
     65,000   Canadian Imperial Bank....     1,560,000     CDA
     36,666   Deutsche Bank AG(c).......     2,236,619     GER
     64,050   Forenings Sparbanken --
               Class A(c)...............       904,053     SWE
    363,000   Fuji Bank, Ltd. ..........     2,531,235     JPN
      1,860   Holderbank Financial
               Glaris -- Class B........     2,195,499     SWI
     30,352   ING Groep N.V. ...........     1,643,312     NET
    746,000   Keppel Tatlee Bank,
               Ltd. ....................     1,656,344     SIN
    112,136   National Westminster
               Bank.....................     2,377,418      UK
     28,400   Royal Bank of Canada......     1,260,250     CDA
     49,943   Royal Bank of Scotland
               Group PLC................     1,017,129      UK
     10,700   Standard Chartered PLC....       174,736      UK
    193,000   Sumitomo Bank.............     2,393,451     JPN
     32,800   Toronto-Dominion Bank.....     1,479,277     CDA
    275,000   Toyo Trust & Banking Co.,
               Ltd. ....................       808,857     JPN
    605,760   Turkiye Is Bankasi
               (Isbank) (GDR)...........     1,060,080     TUR
    341,000   Westpac Banking Corp. ....     2,211,999     AUS
                                          ------------
              TOTAL BANKS...............    34,117,572
                                          ------------

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              CHEMICALS -- 1.06%
     20,000   DSM NV....................  $  2,145,046     NET
     50,000   Mitsui Chemicals, Inc. ...       322,220     JAP
     53,400   Norsk Hydro ASA...........     2,014,649     NOR
        300   Norsk Hydro AS (ADR)(c)...        11,475     NOR
                                          ------------
              TOTAL CHEMICALS...........     4,493,390
                                          ------------
              COMPUTER EQUIPMENT -- 1.23%
     34,600   Nidec Corporation.........     5,205,601     JPN
                                          ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.62%
     20,000   Meitec Corp. .............       669,222     JPN
     68,000   Newbridge Networks
               Corp.(c).................     1,955,000     CDA
                                          ------------
              TOTAL COMPUTER SOFTWARE
              AND SERVICES..............     2,624,222
                                          ------------
              CONSTRUCTION -- 1.29%
    157,000   Okumura Corp. ............       583,710     JPN
     22,000   Rohm Company, Ltd. .......     3,444,426     JPN
      8,040   Suez Lyonnaise des Eaux...     1,450,172     FRA
                                          ------------
              TOTAL CONSTRUCTION........     5,478,308
                                          ------------
              CONSUMER GOODS AND SERVICES -- 8.53%
    153,300   Cifra SA (ADR)(a)(c)......     2,882,040     MEX
    245,000   EMI Group PLC.............     1,965,733      UK
     76,000   Hennes & Mauritz..........     1,877,261     SWE
     21,000   Hoya Corp. ...............     1,185,017     JPN
     90,000   Kao Corp. ................     2,528,172     JPN
    218,000   Nikon Corp.(c)............     3,566,197     JPN
     32,700   Nintendo Corp., Ltd. .....     4,595,544     JPN
     48,000   Orkla Asa -- Class B......       652,421     NOR
    120,603   Reckitt and Colman PLC....     1,257,552      UK
      6,500   Sony Corp. (ADR)..........       717,437     JPN
     79,700   Sony Corp. ...............     8,593,174     JPN
     35,000   Sony Music Entertainment,
               Inc. ....................     2,978,448     JPN
    380,000   Storehouse PLC............       808,640      UK
     29,000   TDK Corp. ................     2,652,349     JPN
                                          ------------
              TOTAL CONSUMER GOODS AND
              SERVICES..................    36,259,985
                                          ------------
              ELECTRONICS -- 8.84%
     19,800   ASM Lithography Holding
               N.V.(c)..................     1,145,517     NET
     79,200   ASM Lithography Holding
               N.V. (ADR)(a)(c).........     4,702,500     NET

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
    400,000   Caradon PLC...............  $    945,800      UK
    231,000   Hitachi, Ltd. ............     2,166,179     JPN
     17,500   Keyence Corp. ............     3,062,307     JPN
     29,500   Kyocera Corp. ............     1,730,476     JPN
     85,000   Murata Manufacturing
               Company, Ltd. ...........     5,590,067     JPN
    295,000   NEC Corp. ................     3,668,118     JPN
     51,600   Samsung Electronics
               (GDR)(a)(c)..............     2,776,080     KOR
     58,000   STMicroelectronics
               N.V.(a)(c)...............     4,023,750     FRA
    114,300   Tokyo Electron, Ltd. .....     7,753,083     JPN
                                          ------------
              TOTAL ELECTRONICS.........    37,563,877
                                          ------------
              ENGINEERING -- 0.08%
     19,261   Chudenko Corp. ...........       351,687     JPN
                                          ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.00%
        900   Kurita Water Industries...        16,136     JPN
                                          ------------
              FINANCE -- 5.07%
      2,284   CIE Financial Richemont...     4,392,901     SWI
     15,700   Compagnie Financiere de
               Paribas..................     1,759,959     FRA
    124,000   De Beers Consolidated
               Mines, Ltd. (ADR)........     2,960,500     SOA
      3,600   Fairfax Financial Holding
               Company(c)...............       960,780     CDA
    115,396   Lend Lease Corp., Ltd. ...     1,584,410     AUS
     17,800   Newcourt Credit Group,
               Inc. ....................       230,311     CDA
     25,500   Nichiei Company, Ltd. ....     2,233,216     JPN
     30,300   Orix Corp. ...............     2,703,654     JPN
      6,000   Shohkoh Fund & Company,
               Ltd. ....................     4,302,847     JPN
    181,000   Wako Securities Company,
               Ltd.(c)..................       400,770     JPN
                                          ------------
              TOTAL FINANCE.............    21,529,348
                                          ------------
              FOOD AND BEVERAGE -- 4.48%
    113,000   Asahi Breweries, Ltd. ....     1,406,014     JPN
    606,000   Cadbury Schweppes PLC.....     3,859,190      UK
    459,442   Coca-Cola Amatil, Ltd. ...     1,851,735     AUS
    216,988   Coca-Cola Beverages
               PLC(c)...................       459,602     AUS
     94,900   Coca-Cola Beverages
               PLC(c)...................       201,947     AUS
      7,500   Groupe Danone.............     1,933,636     FRA
     53,375   Heineken N.V. ............     2,732,944     NET
     30,000   Heineken N.V. -- Class
               A........................     1,129,242     NET

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
        820   Nestle....................  $  1,477,444     SWI
     95,000   Panamerican Beverages,
               Inc. -- Class A..........     2,262,188     MEX
    275,000   Tate & Lyle PLC...........     1,723,095      UK
                                          ------------
              TOTAL FOOD AND BEVERAGE...    19,037,037
                                          ------------
              INDUSTRIAL -- 3.91%
     57,322   Advantest Corp. ..........     6,298,799     JPN
     16,200   Compagnie de
               Saint-Gobain.............     2,581,172     FRA
     59,061   Preussag AG...............     3,173,306     GER
      1,025   SGS Societe Generale de
               Surveillance Holding
               SA.......................     1,061,534     SWI
    430,000   Tomkins PLC...............     1,863,964      UK
    384,236   Western Mining Corp.
               Holding, Ltd. ...........     1,650,639     AUS
                                          ------------
              TOTAL INDUSTRIAL..........    16,629,414
                                          ------------
              INSURANCE -- 2.52%
     80,000   Assicurazioni Generali,
               Ltd. ....................     2,772,064     ITA
    608,704   QBE Insurance Group,
               Ltd. ....................     2,316,727     AUS
    317,964   Royal & Sun Alliance
               Insurance Group PLC......     2,851,851      UK
        670   Schweizerische
               Rueckversicherungs-
               Gesellschaft.............     1,275,706     SWI
    279,000   Yasuda Fire and Marine
               Insurance................     1,477,556     JPN
                                          ------------
              TOTAL INSURANCE...........    10,693,904
                                          ------------
              INVESTMENT HOLDING COMPANIES -- 0.85%
    325,000   Hutchison Whampoa.........     2,942,712     HNG
    579,000   Sime Darby Berhad.........       683,278     MAL
                                          ------------
              TOTAL INVESTMENT HOLDING
              COMPANIES.................     3,625,990
                                          ------------
              LEISURE AND RECREATION -- 0.59%
     10,000   Accor SA..................     2,511,149     FRA
                                          ------------
              MACHINERY -- 0.35%
    249,800   BPB Industries............     1,480,540      UK
                                          ------------
              MANUFACTURING -- 8.31%
     26,548   ABB AB -- Class A.........     2,482,509     SWE
  1,041,100   Invensys PLC..............     4,927,318      UK
     93,000   Mannesmann AG.............    13,877,934     GER
     80,000   Metra Oy..................     1,691,288     FIN
    120,863   Morgan Crucible Company
               PLC......................       510,586      UK

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
     44,300   Scania AB -- Class B......  $  1,227,119     SWE
     66,000   Siemens AG................     5,091,187     GER
    135,000   Thyssen Krupp AG(c).......     2,969,595     GER
    374,000   TI Group PLC..............     2,505,538      UK
                                          ------------
              TOTAL MANUFACTURING.......    35,283,074
                                          ------------
              MEDIA -- 4.18%
         44   Canal Plus................        12,347     FRA
     17,100   Grupo Televisa
               (GDR)(a)(c)..............       766,294     MEX
     49,000   Lagardere S.C.A. .........     1,824,216     FRA
    139,923   News Corp., Ltd. .........     1,193,851     AUS
     29,750   News Corp., Ltd. (ADR)....     1,050,547     AUS
    390,806   Reuters Group PLC.........     5,140,740      UK
        433   Reuters Group PLC
               (ADR)(a).................        35,100      UK
    177,207   Singapore Press Holdings,
               Ltd. ....................     3,018,562     SIN
    141,224   Thomson Corp. ............     4,230,013     CDA
     35,000   Tokyo Broadcasting........       506,047     JPN
                                          ------------
              TOTAL MEDIA...............    17,777,717
                                          ------------
              METALS AND MINING -- 1.43%
    346,397   Broken Hill Proprietary...     4,012,524     AUS
      8,050   Broken Hill Proprietary
               (ADR)....................       190,685     AUS
     43,663   Pechiney SA -- Class A....     1,876,784     FRA
                                          ------------
              TOTAL METALS AND MINING...     6,079,993
                                          ------------
              OIL AND GAS -- 4.33%
    472,400   Eni Spa(c)................     2,820,748     ITA
    164,000   Enterprise Oil PLC........     1,067,656      UK
    281,000   Sasol Beperk Limited......     2,004,710     SOA
    395,000   Shell Transport &
               Trading..................     2,962,184      UK
     16,000   Suncor Energy, Inc. ......       652,411     CDA
     40,000   Suncor Energy, Inc.
               (ADR)....................     1,645,000     CDA
     48,000   Talisman Energy,
               Inc.(c)..................     1,298,875     CDA
     15,000   Total Fina S.A. -- Series
               B........................     1,935,183     FRA
     37,000   Veba AG...................     2,174,952     GER
    269,900   Woodside Petroleum,
               Ltd. ....................     1,827,628     AUS
                                          ------------
              TOTAL OIL AND GAS.........    18,389,347
                                          ------------

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 1.17%
    189,000   Sumitomo Forestry.........  $  1,470,949     JPN
    122,000   UPM-Kymmeme...............     3,497,667     FIN
                                          ------------
              TOTAL PAPER AND FOREST
              PRODUCTS..................     4,968,616
                                          ------------
              PHARMACEUTICALS -- 5.50%
     13,162   AstraZeneca PLC (ADR)(a)..       515,786      UK
    120,400   AstraZeneca PLC...........     4,657,361      UK
    128,328   AstraZeneca PLC...........     4,996,220      UK
    131,000   BOC Group.................     2,560,539      UK
      2,195   Novartis AG...............     3,205,122     SWI
     90,480   Sanofi-Synthelabo SA(c)...     3,839,691     FRA
     77,000   Takeda Chemical
               Industries, Ltd. ........     3,568,935     JPN
                                          ------------
              TOTAL PHARMACEUTICALS.....    23,343,654
                                          ------------
              REAL ESTATE -- 0.65%
    188,000   Cheung Kong Holdings
               Ltd. ....................     1,671,940     HNG
    134,000   Mitsui Fudosan............     1,084,971     JPN
                                          ------------
              TOTAL REAL ESTATE.........     2,756,911
                                          ------------
              RETAIL -- 0.33%
    121,000   Kingfisher PLC............     1,392,347      UK
                                          ------------
              TELECOMMUNICATIONS -- 14.55%
    116,300   Deutsche Telekom AG.......     4,881,437     GER
     13,400   Ericsson AB -- Class B....       429,499     SWE
     34,400   Ericsson L M Telephone
               (ADR)....................     1,133,050     SWE
    641,600   Hong Kong
               Telecommunications,
               Ltd.(a)..................     1,666,299     HNG
      6,819   Hong Kong
               Telecommunications, Ltd.
               (ADR)....................       183,687     HNG
      5,500   Korea Telecom Corp.
               (ADR)(c).................       220,000     KOR
      1,830   Nippon Telegraph and
               Telephone Corp. .........     2,132,656     JPN
    106,800   Nokia Oyj.................     9,361,896     FIN
     26,400   Nokia Corp. (ADR).........     2,417,250     FIN
     23,000   Nortel Networks
               Corp.(a).................     1,996,688     CDA
      4,250   NTT Mobile Communications
               Network, Inc. ...........     5,760,807     JPN
    105,300   Orange PLC(c).............     1,543,656      UK

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

  SHARES                                     VALUE       COUNTRY
  ------                                  ------------   -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
      7,800   Societe Europeenne des
               Satellites (FDR).........  $  1,132,182     LUX
      9,562   Swisscom AG(c)............     3,598,228     SWI
    179,000   Telecom Italia Mobile.....     1,068,827     ITA
    523,000   Telecom Italia Mobile.....     1,925,477     ITA
    842,000   Telecom Italia Spa(c).....     4,567,429     ITA
    261,555   Telecom Italia Spa........     2,718,917     ITA
     85,249   Telefonica S.A.(c)........     4,106,504     SPA
     30,000   Telefonica De Argentina
               (ADR)....................       941,250     ARG
     80,300   Telefonos De Mexico
               (ADR)(a).................     6,489,244     MEX
     18,000   Vodafone Group PLC
               (ADR)....................     3,546,000      UK
                                          ------------
              TOTAL
               TELECOMMUNICATIONS.......    61,820,983
                                          ------------
              TIRE AND RUBBER -- 0.41%
     58,000   Bridgestone Corp. ........     1,753,856     JPN
                                          ------------
              TRANSPORTATION -- 0.89%
    130,000   Bombardier Inc., Class B
               (ADR)....................     1,984,396     CDA
     83,200   Bombardier Inc., Class
               B........................     1,264,823     CDA
    446,000   Malaysian Airline System
               BHD......................       549,606     MAL
                                          ------------
              TOTAL TRANSPORTATION......     3,798,825
                                          ------------
              TOTAL COMMON STOCK
              (Cost $308,088,040).......   393,542,701
                                          ------------
              PREFERRED STOCK -- 0.35%
              CHEMICALS -- 0.35%
     22,000   Henkel KGaA
              (Cost $1,738,214).........     1,501,945     GER
                                          ------------

 PRINCIPAL
 ---------
              NON-CONVERTIBLE BOND -- 0.04%
$123,977....  Sekisui House, 2.50%,
               01/31/02 (Cost $163,371)        177,585     JPN
                                          ------------
              CONVERTIBLE BONDS AND NOTES -- 0.13%
              FOOD AND BEVERAGE -- 0.13%

181,833....   Asahi Breweries Series 8,
               0.90%, 12/26/01..........       241,736     JPN
41,326.....   Asahi Breweries Series 9,
               0.95%, 12/26/02..........        53,415     JPN

 PRINCIPAL                                   VALUE       COUNTRY
 ---------                                ------------   -------
              CONVERTIBLE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
$190,098....  Asahi Breweries Series 10,
               1.00%, 12/26/03..........  $    248,561     JPN
                                          ------------
              TOTAL FOOD AND BEVERAGE
              (Cost $503,029)...........       543,712
                                          ------------
  SHARES
-----------
              REGULATED INVESTMENT COMPANY -- 0.24%
  1,000,000   Merrimac Cash Fund --
              Premium Class(b)
              (Cost $1,000,000)              1,000,000     USA
                                          ------------
 PRINCIPAL
-----------
              TIME DEPOSITS -- 2.29%
$    81,661   BankBoston, N.A., 5.995%,
               10/29/99(b)..............        81,661     USA
  2,242,235   Bank of Montreal, 4.87%,
               07/21/99(b)..............     2,242,235     USA
  6,191,257   Royal Bank of Scotland
               PLC, 4.86%,
               07/01/1999(b)............     6,191,257     USA
  1,229,884   Royal Bank of Scotland
               PLC, 4.87%,
               07/26/1999(b)............     1,229,884     USA
                                          ------------
              TOTAL TIME DEPOSITS
              (Cost $9,745,037).........     9,745,037
                                          ------------
              FLOATING RATE NOTES -- 6.36%
 17,000,000   Prudential Securities,
               Inc., 6.25%,
               03/10/00(b)..............    17,000,000     USA
 10,000,000   Republic New York
               Securities Corp., 6.20%,
               10/07/99(b)..............    10,000,000     USA
                                          ------------
              TOTAL FLOATING RATE NOTES
              (Cost $27,000,000)........    27,000,000
                                          ------------
              TOTAL SECURITIES
              (Cost $348,237,691).......   433,510,980
                                          ------------
              REPURCHASE AGREEMENTS -- 6.66%
 25,000,000   With Investors Bank and
               Trust, dated 06/30/99,
               4.25%, due 07/01/99,
               repurchase proceeds at
               maturity $25,002,951
               (Collateralized by
               various Fannie Maes,
               5.66% -- 7.50%, due
               01/05/04 to 02/01/10,
               with a value of
               $26,250,354).............    25,000,000     USA
                                          ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 1999
                                  (UNAUDITED)

 PRINCIPAL
 ---------
              REPURCHASE AGREEMENTS (CONTINUED)
$ 3,299,368   With Investors Bank and
               Trust, dated 06/30/99,
               4.25%, due 07/01/99,
               repurchase proceeds at
               maturity $3,299,758
               (Collateralized by a
               Fannie Mae Adjustable
               Rate Mortgage Obligation
               6.869%, due 10/01/23,
               with a value of
               $3,464,625)..............  $  3,299,368     USA
                                          ------------
              TOTAL REPURCHASE
               AGREEMENTS
               (Cost $28,299,368).......    28,299,368
                                          ------------
              Total Investments -- 108.70%
              (Cost $376,537,059).......   461,810,348
              Liabilities less other
              assets -- (8.70)%.........   (36,959,598)
                                          ------------
              NET ASSETS  -- 100.00%....  $424,850,750
                                          ============

The aggregate cost of securities for federal income tax purposes at June 30, 1999 is $376,537,059.

The following amount is based on costs for federal income tax purposes:

   Gross unrealized appreciation........  $102,618,652
   Gross unrealized depreciation........   (17,345,363)
                                          ------------
   Net unrealized appreciation..........  $ 85,273,289
                                          ============

---------------
(a) All or part of the security is on loan.
(b) Collateral for securities on loan.
(c) Non-income producing securities.
(ADR) -- American Depository Receipt.
(GDR) -- Global Depository Receipt.

                                         PERCENT OF TOTAL
        COUNTRY COMPOSITION            INVESTMENTS AT VALUE
        -------------------            --------------------
Argentina (ARG)....................             0.20%
Australia (AUS)....................             4.31%
Canada (CDA).......................             4.69%
Finland (FIN)......................             3.67%
France (FRA).......................             5.42%
Germany (GER)......................             8.18%
Hong Kong (HNG)....................             1.40%
Italy (ITA)........................             3.91%
Japan (JPN)........................            23.37%
Korea (KOR)........................             0.65%
Luxembourg (LUX)...................             0.25%
Malaysia (MAL).....................             0.27%
Mexico (MEX).......................             2.68%
Netherlands (NET)..................             3.79%
Norway (NOR).......................             0.58%
Singapore (SIN)....................             1.01%
South Africa (SOA).................             1.08%
Spain (SPA)........................             0.89%
Sweden (SWE).......................             1.74%
Switzerland (SWI)..................             3.73%
Turkey (TUR).......................             0.23%
United Kingdom (UK)................            13.65%
United States (USA)................            14.30%
                                              ------
TOTAL PERCENTAGE...................           100.00%
                                              ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         Notes to Financial Statements
                                  (Unaudited)

1.  ORGANIZATION AND BUSINESS

     Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of thirteen different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Government/Corporate Bond Series, the Balanced Series, the Equity Income Series, the Equity Value Series, the Growth & Income Series, the Equity Growth Series, the Special Equity Series, the Aggressive Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2.  SIGNIFICANT ACCOUNTING POLICIES

     A.  SECURITY VALUATION

          Short-term securities having remaining maturities of 60 days or less are valued at amortized cost which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B.  REPURCHASE AGREEMENTS

          Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C.  FOREIGN CURRENCY TRANSLATION

          The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

     C.  FOREIGN CURRENCY TRANSLATION -- (CONTINUED)

     losses on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D.  FOREIGN CURRENCY FORWARD CONTRACTS

          Each Series may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a foreign currency forward contract is extinguished, through delivery or offset by entering into another foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E.  OPTIONS

          Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

     F.  FEDERAL INCOME TAXES

          It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     G.  SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

     G.  SECURITY TRANSACTIONS AND INVESTMENT INCOME -- (CONTINUED)

          All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     H.  OPERATING EXPENSES

          The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

     I.  OTHER

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     AUSA Life Insurance Company, Inc. ("AUSA") is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invest in the corresponding Portfolios as follows:

                                                                PERCENTAGE INVESTMENT
AUSA SUB-ACCOUNT                                                    IN PORTFOLIO
----------------                                                ---------------------
Money Market................................................            23.87
High Quality Bond...........................................            47.36
Intermediate Government Bond................................            43.71
Government/Corporate Bond...................................            28.85
Balanced....................................................            59.43
Equity Income...............................................            57.17
Equity Value................................................            18.17
Growth & Income.............................................            47.33
Equity Growth...............................................            63.92
Special Equity..............................................            43.37
Aggressive Equity...........................................            38.43
High Yield Bond.............................................            30.97
International Equity........................................            38.11

     The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee to certain Series.

     For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For its services the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                                                                                     ADVISOR    SUBADVISOR
PORTFOLIO SERIES                                     PORTFOLIO SUBADVISORS           FEE(%)       FEE(%)
----------------                                     ---------------------           -------    -----------
Money Market Series.......................  Capital Management Group                  0.25         0.05
High Quality Bond Series..................  Merganser Capital Management
                                            Corporation                               0.35           (2)
Intermediate Government Bond Series.......  Capital Management Group                  0.35(1)      0.15
Government/Corporate Bond Series..........  Capital Management Group                  0.35         0.15
Balanced Series...........................  (3)                                       0.45(1)        (4)
Equity Income Series......................  Asset Management Group                    0.45           (5)
Equity Value Series.......................  Ark Asset Management Company, Inc.        0.57(1)        (6)
Growth & Income Series....................  Putnam Advisory Company, Inc.             0.60(1)        (7)
Equity Growth Series......................  (8)                                       0.62(1)        (9)
Special Equity Series.....................  (10)                                      0.80          (11)
Aggressive Equity Series..................  McKinley Capital Management               0.97(1)       (12)
High-Yield Bond Series....................  Delaware Investment Advisors              0.55(1)       (13)
International Equity Series...............  Capital Guardian Trust Company            0.75(1)       (14)

---------------
 (1) The Advisor is currently waiving a portion of its fee.

 (2) 0.25% on the first $100,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $100,000,000.

 (3) The Balanced Series changed subadvisors on March 31, 1999. Aeltus Investment Management, Inc. and Payden & Rygel Investment Counsel replaced Institutional Capital Corporation for equity and fixed income securities, respectively.

 (4) For the period from January 1 through March 30, 1999, the Subadvisor received 0.35% on the first $500,000,000 in average daily net assets, 0.30% on the next $500,000,000 in average daily net assets, and 0.25% on all average daily net assets in excess of $1,000,000,000. For the period from March 31 through June 30, 1999, Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. For the period from March 31 through June 30, 1999, Payden & Rygel Investment Counsel received 0.20% on the first $50,000,000 in average daily net assets, 0.15% on the next $50,000,000 of average daily net assets, and 0.10% on all average daily net assets in excess of $100,000,000.

 (5) 0.25% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (6) 0.45% on the first $100,000,000 in average daily net assets, and 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on the next $50,000,000 in average daily net assets; when average daily net assets reach $200,000,000, 0.40% on the first $200,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $200,000,000.

 (7) 0.30% on the first $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (8) The Equity Growth Series changed subadvisors on January 25, 1998. Montag & Caldwell, Inc. and Dresdner RCM Global Investors, Inc. replaced Chancellor LGT Capital Management, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

3.  FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

 (9) 0.50% on the first $50,000,000 in average daily net assets, 0.25% on the next $50,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $100,000,000.

 (10) The Special Equity Series has four Subadvisors: Pilgrim Baxter & Associates, Ltd.; Robertson, Stephens,; Liberty Investment Management, Inc.; and Westport Asset Management, Inc. On March 26, 1999, Robertson, Stephens replaced Ark Asset Management Co., Inc.

 (11) 0.50% of average daily net assets for the three Subadvisors: Pilgrim Baxter & Associates, Ltd., Liberty Investment Management, Inc., and Westport Asset Management.

      For the period from January 1 through March 25, 1999, Ark Asset Management Co., Inc. received 0.50% of average daily net assets. For the period from March 26 through June 30, 1999, Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000.

 (12) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

 (13) 0.40% on the first $20,000,000 in average daily net assets, 0.30% on the next $20,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $40,000,000.

 (14) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% from $50,000,000 to $250,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

     For the period ended June 30, 1999, the Advisor has voluntarily undertaken to waive fees in accordance with the following expense caps:

FUND                                                                  EXPENSE CAP
----                                                            -----------------------
Money Market Series.........................................    30 basis points (b.p.)
High Quality Bond Series....................................    40 b.p.
Intermediate Government Bond Series.........................    40 b.p.
Government/Corporate Bond Series............................    40 b.p.
Balanced Series.............................................    50 b.p.
Equity Income Series........................................    50 b.p.
Equity Value Series.........................................    60 b.p.
Growth & Income Series......................................    65 b.p.
Equity Growth Series........................................    65 b.p.
Special Equity Series.......................................    85 b.p.
Aggressive Equity Series....................................   100 b.p.
High-Yield Bond Series......................................    60 b.p.
International Equity Series.................................    90 b.p.

     Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration incurred to non-affiliated trustees of the trust for the period ended June 30, 1999, amounted to $14,550.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

4.  SECURITIES LENDING

     All but the High Yield Bond Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Series receives compensation, net of related expenses, for lending its securities which is included in interest income on the Statements of Operations. At June 30, 1999, the Series loaned securities having market values as follows:

                                                              MARKET VALUE     COLLATERAL
                                                              ------------    ------------
Intermediate Government Bond Series.........................  $ 39,138,249    $ 40,056,000
Government Corporate Bond Series............................    82,172,490      83,890,000
Balanced Series.............................................    92,278,999      94,660,439
Equity Income Series........................................    87,316,321      89,359,690
Equity Value Series.........................................    23,416,069      23,803,300
Growth & Income Series......................................    72,886,681      73,367,847
Equity Growth Series........................................    53,718,338      54,216,228
Special Equity Series.......................................    98,471,352     100,464,700
Aggressive Equity Series....................................    13,238,895      13,825,260
International Equity Series.................................    33,015,550      37,745,037

5.  PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 1999, were as follows:

                                                                     COST OF         PROCEEDS
                                                                    PURCHASES       FROM SALES
                                                                   ------------    ------------
High Quality Bond Series...............  Government Obligations    $  5,966,719    $ 13,634,216
                                         Other                       62,730,777      51,829,605

Intermediate Government Bond Series....  Government Obligations      64,293,613      24,033,876
Government/Corporate Bond Series.......  Government Obligations     297,013,844     236,052,452
                                         Other                      112,268,820      50,934,519

Balanced Series........................  Government Obligations     243,029,393     729,785,483
                                         Other                      545,509,487         312,009

Equity Income Series...................  Other                      288,610,107     256,837,963
Equity Value Series....................  Other                      158,313,655     156,991,162
Growth & Income Series.................  Other                      586,599,893     419,268,431
Equity Growth Series...................  Other                      290,260,561     154,455,042
Special Equity Series..................  Other                      869,705,626     893,152,448
Aggressive Equity Series...............  Other                       85,954,092      52,932,316
High-Yield Bond Series.................  Other                       93,060,312      69,820,817
International Equity Series............  Other                       88,933,930      66,497,548

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

6.  FOREIGN CURRENCY FORWARD CONTRACTS

     At June 30, 1999, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                         NET UNREALIZED
                                   FOREIGN      IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                  CURRENCY          FOR          DATE         VALUE      (DEPRECIATION)
                                -------------   -----------   ----------    ----------   --------------
BALANCED
------------------------------
SALE CONTRACTS:
British Pound Sterling........      2,400,000   $3,853,392    07/13/1999    $3,778,361     $  75,031
Euro..........................      3,600,000    3,755,268    11/29/1999     3,753,081         2,187
Greek Drachma.................  1,180,000,000    3,716,184    11/08/1999     3,745,192       (29,008)
New Zealand Dollar............      7,200,000    3,949,416    07/28/1999     3,809,309       140,107
                                                                                           ---------
     TOTAL....................                                                             $ 188,317
                                                                                           =========
INTERNATIONAL EQUITY
PURCHASES CONTRACTS:
Australian Dollar.............      2,188,598   $1,385,019    07/30/1999    $1,446,641     $  61,622
British Pound Sterling........         73,701      117,077    07/01/1999       116,020        (1,057)
British Pound Sterling........         67,487      106,715    07/02/1999       106,239          (476)
British Pound Sterling........         53,899       85,566    07/02/1999        84,848          (718)
British Pound Sterling........         68,975      108,453    07/06/1999       108,584           131
British Pound Sterling........        843,033    1,385,019    07/30/1999     1,327,329       (57,690)
Euro..........................        315,122      336,440    07/22/1999       325,219       (11,221)
Euro..........................         95,873      100,002    07/30/1999        98,999        (1,003)
Euro..........................        204,481      213,815    07/30/1999       211,147        (2,668)
Japanese Yen..................      3,900,988       32,181    07/01/1999        32,247            66
Japanese Yen..................    280,893,360    2,373,232    08/02/1999     2,332,881       (40,351)
Japanese Yen..................    145,445,250    1,198,570    08/04/1999     1,208,315         9,745
Japanese Yen..................    267,161,280    2,225,287    10/13/1999     2,243,639        18,352
                                                                                           ---------
     TOTAL....................                                                             $ (25,268)
                                                                                           =========
SALE CONTRACTS:
Australian Dollar.............      2,188,598   $1,410,360    07/30/1999    $1,446,642     $ (36,282)
British Pound Sterling........        843,033    1,385,019    07/30/1999     1,327,330        57,689
British Pound Sterling........        164,816      265,000    09/03/1999       259,576         5,424
Euro..........................         44,064       45,615    07/01/1999        45,411           204
Euro..........................        398,664      412,946    07/02/1999       410,879         2,067
Euro..........................        315,122      338,000    07/22/1999       325,218        12,782
Japanese Yen..................    280,893,360    2,472,000    08/02/1999     2,332,881       139,119
Japanese Yen..................    145,445,250    1,325,000    08/04/1999     1,208,315       116,685
Japanese Yen..................    270,667,150    2,249,000    08/17/1999     2,252,983        (3,983)
Japanese Yen..................    360,444,800    3,086,000    08/27/1999     3,004,762        81,238
Japanese Yen..................    267,161,280    2,328,000    10/13/1999     2,243,639        84,361
                                                                                           ---------
     TOTAL....................                                                             $ 459,304
                                                                                           =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

6.  FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)

                                                                                         NET UNREALIZED
                                   FOREIGN      IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                  CURRENCY          FOR          DATE         VALUE      (DEPRECIATION)
                                -------------   -----------   ----------    ----------   --------------
CROSS CURRENCY
CONTRACTS:
(Purchase/Sale)
Euro/British Pound Sterling...       N/A        $  310,316    08/04/1999    $  313,311     $  (2,995)
Euro/British Pound Sterling...       N/A           220,549    09/07/1999       217,288         3,261
Euro/Japanese Yen.............       N/A         1,421,622    07/06/1999     1,468,600       (46,978)
Euro/Japanese Yen.............       N/A         4,084,203    12/08/1999     4,155,745       (71,542)
                                                                                           ---------
     TOTAL....................                                                             $(118,254)
                                                                                           =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

7.  FINANCIAL HIGHLIGHTS

                                                                                 RATIO OF NET
                                                                 RATIO OF NET     INVESTMENT
                                                  RATIO OF        INVESTMENT        INCOME
                                  RATIO OF       EXPENSES TO        INCOME         (LOSS) TO
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO       AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
-------------   --------------   -----------   ---------------   ------------   ---------------   ---------
 MONEY MARKET
06/30/1999*     $  355,246,517      0.28%           0.28%            4.79%           4.79%           N/A
12/31/1998         292,437,753      0.28            0.28             5.32            5.32            N/A
12/31/1997         232,312,458      0.28            0.28             5.33            5.33            N/A
12/31/1996         185,012,254      0.30            0.30             5.19            5.19            N/A
12/31/1995         141,638,248      0.31            0.30             5.70            5.69            N/A
12/31/1994         161,509,792      0.32            0.30             4.05            4.07            N/A
HIGH QUALITY BOND
06/30/1999*        224,258,371      0.38            0.38             5.78            5.78             30%
12/31/1998         227,463,134      0.39            0.39             5.90            5.90             68
12/31/1997         218,169,438      0.39            0.39             6.12            6.12             62
12/31/1996         197,294,663      0.40            0.40             6.14            6.14             66
12/31/1995         172,526,103      0.41            0.40             5.83            5.82             25
12/31/1994         143,996,216      0.41            0.40             5.77            5.79             37
INTERMEDIATE GOVERNMENT BOND
06/30/1999*        174,797,210      0.39            0.39             5.44            5.44             16
12/31/1998         158,574,467      0.39            0.39             5.46            5.46             70
12/31/1997         129,186,397      0.41            0.39             5.61            5.62             45
12/31/1996         103,059,880      0.43            0.40             5.63            5.66             60
12/31/1995          85,991,614      0.45            0.40             5.57            5.52             59
12/31/1994          86,638,740      0.45            0.40             5.71            5.76             21
GOVERNMENT/CORPORATE BOND
06/30/1999*        597,279,664      0.37            0.37             5.89            5.89             52
12/31/1998         551,935,530      0.38            0.38             5.98            5.98            102
12/31/1997         361,632,885      0.38            0.38             6.49            6.49             64
12/31/1996         322,676,017      0.39            0.39             6.30            6.30            146
12/31/1995         336,539,410      0.39            0.39             5.90            5.90            122
12/31/1994         246,985,392      0.40            0.40             5.71            5.72            122
BALANCED
06/30/1999*        514,797,252      0.48            0.48             2.60            2.60            139
12/31/1998         505,995,739      0.48            0.48             3.22            3.22             91
12/31/1997         394,769,913      0.48            0.48             3.55            3.55             87
12/31/1996         264,909,839      0.50            0.50             3.39            3.39            113
12/31/1995         167,032,955      0.54            0.50             4.19            4.15            124
12/31/1994         125,509,115      0.53            0.50             3.57            3.61            118
EQUITY INCOME
06/30/1999*      1,516,914,595      0.47            0.47             1.83            1.83             18
12/31/1998       1,367,107,496      0.47            0.47             2.23            2.23             31
12/31/1997       1,215,071,169      0.47            0.47             2.27            2.27             33
12/31/1996         956,820,669      0.48            0.48             2.97            2.97             26
12/31/1995         764,302,530      0.49            0.49             3.37            3.37             23
12/31/1994         588,694,098      0.49            0.49             3.43            3.43             30

---------------

*    Annualized (except for Portfolio turnover).
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (Unaudited)

7.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 RATIO OF NET
                                                                 RATIO OF NET     INVESTMENT
                                                  RATIO OF        INVESTMENT        INCOME
                                  RATIO OF       EXPENSES TO        INCOME         (LOSS) TO
   FOR THE       NET ASSETS,     EXPENSES TO     AVERAGE NET      (LOSS) TO       AVERAGE NET
 PERIOD/YEAR        END OF         AVERAGE     ASSETS (NET OF    AVERAGE NET    ASSETS (NET OF    PORTFOLIO
    ENDED        PERIOD/YEAR     NET ASSETS    REIMBURSEMENTS)      ASSETS      REIMBURSEMENTS)   TURNOVER
-------------   --------------   -----------   ---------------   ------------   ---------------   ---------
EQUITY VALUE+
06/30/1999*     $  443,378,118       0.60%           0.60%           1.57%            1.57%           38%
12/31/1998         389,859,775       0.61            0.60            1.46             1.47           107
12/31/1997         234,983,715       0.63            0.60            1.43             1.46           120
12/31/1996*         29,033,513       1.06            0.60            1.60             2.07            65
GROWTH & INCOME
06/30/1999*      1,030,766,402       0.62            0.62            0.08             0.08            46
12/31/1998         771,268,461       0.63            0.63            0.30             0.30            75
12/31/1997         376,260,408       0.64            0.64            0.65             0.65            87
12/31/1996         207,612,426       0.67            0.65            1.02             1.04           142
12/31/1995         124,811,731       0.68            0.65            1.49             1.47           155
12/31/1994          94,583,300       0.67            0.65            1.35             1.37            21
EQUITY GROWTH
06/30/1999*        942,284,412       0.63            0.63            0.14             0.14            19
12/31/1998         688,448,565       0.64            0.64            0.22             0.22           104
12/31/1997         426,312,188       0.65            0.65            0.43             0.43            91
12/31/1996         299,127,686       0.73            0.73(1)        (0.17)           (0.17)          133
12/31/1995         222,362,390       0.75            0.75            0.41             0.41            62
12/31/1994         148,817,830       0.76            0.75            0.08             0.11            75
SPECIAL EQUITY
06/30/1999*        978,787,976       0.83            0.83            0.20             0.20           106
12/31/1998         924,089,884       0.83            0.83            0.14             0.14           173
12/31/1997         743,388,261       0.84            0.84            0.41             0.41           146
12/31/1996         507,264,243       0.86            0.85            0.24            0.250           140
12/31/1995         315,458,225       0.88            0.85            0.33             0.30           155
12/31/1994         217,671,865       0.88            0.85            0.27             0.30            90
AGGRESSIVE EQUITY+
06/30/1999*        141,092,678       1.04            1.00           (0.41)           (0.37)           52
12/31/1998          81,327,707       1.10            1.00           (0.41)           (0.31)          121
12/31/1997          25,857,650       1.33            1.00           (0.52)           (0.19)          243
12/31/1996*         15,479,130       1.59            1.00           (0.72)           (0.13)          186
HIGH YIELD BOND++
06/30/1999*        108,565,887       0.62            0.60            8.61             8.63            72
12/31/1998          94,870,981       0.63            0.60            8.64             8.67            83
12/31/1997          39,700,131       0.74            0.60            8.46             8.60           109
12/31/1996          15,372,686       1.25            0.60            8.34             9.00           107
12/31/1995*          8,997,595       1.32            0.60            8.45             7.73            21
INTERNATIONAL EQUITY+++
06/30/1999*        424,850,750       0.84            0.84            1.33             1.33            19
12/31/1998         320,218,173       0.88            0.87            1.05             1.06            33
12/31/1997         205,306,068       0.88            0.87            0.90             0.91            31
12/31/1996         148,184,897       0.96            0.90            1.12             1.18            29
12/31/1995*         83,446,315       0.83            0.80            0.53             0.50             7

---------------

*    Annualized (except for Portfolio turnover).
+    Commencement of Operations, April 19, 1996.
++   Commencement of Operations, August 22, 1995.
+++  Commencement of Operations, September 29, 1995.
(1)  For the period January 1, 1996 -- November 14, 1996, the expense cap was 75 bp.
     For the period November 15, 1996 -- December 31, 1996, the expense cap was 65 bp.

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                                       80

[MONY LOGO] THE MONY GROUP                                     ---------------
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Distributor:
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